      As filed with the Securities and Exchange Commission on April 5, 2007


                                            REGISTRATION STATEMENT NO. 333-56952
                                                                       811-03927

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10
                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 80


                MetLife of CT Fund UL for Variable Life Insurance
                           (Exact name of Registrant)

                    MetLife Insurance Company of Connecticut
                               (Name of Depositor)
       One City Place, 185 Asylum Street, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including area code: 860-308-1000

                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 30, 2007 pursuant to paragraph (b)

[ ] __ days after filing pursuant to paragraph (a)(1)

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Survivorship Life Insurance Policies
================================================================================

                      METLIFE VARIABLE SURVIVORSHIP LIFE II


                            APRIL 30, 2007 PROSPECTUS

         LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                                  VARIABLE LIFE
                                    INSURANCE


This prospectus describes information you should know before you purchase MetLife Variable Survivorship Life II (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus as the Company. Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.



As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed to provide insurance protection on two individuals (the Insureds) and to build Cash Value. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Last Surviving Insured ("Last Insured"). Premium Payments are flexible in both frequency and amount. You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS") (listed below). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available for Policies purchased on or after April 30, 2007:






AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Met/AIM Small Cap Growth Portfolio -- Class
  American Funds Global Growth Fund                   A
  American Funds Growth Fund                       MFS(R) Value Portfolio -- Class A
  American Funds Growth-Income Fund                Neuberger Berman Real Estate
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           PIMCO Inflation Protected Bond
  Dreyfus Variable Investment Fund                    Portfolio -- Class A
     Appreciation Portfolio                        Pioneer Fund Portfolio -- Class A
  Dreyfus Variable Investment Fund Developing      Pioneer Strategic Income Portfolio -- Class
     Leaders Portfolio                                A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Third Avenue Small Cap Value
  VIP Contrafund(R) Portfolio -- Service              Portfolio -- Class B
     Class                                       METROPOLITAN SERIES FUND, INC.
  VIP Mid Cap Portfolio -- Service Class 2         BlackRock Aggressive Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class D
  TRUST -- CLASS 2                                 BlackRock Money Market Portfolio -- Class A
  Templeton Developing Markets Securities          FI Large Cap Portfolio -- Class A
     Fund                                          FI Value Leaders Portfolio -- Class D
  Templeton Foreign Securities Fund                MetLife Aggressive Allocation
GOLDMAN SACHS VARIABLE INSURANCE TRUST                Portfolio -- Class B
  Goldman Sachs Capital Growth Fund                MetLife Conservative Allocation
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Mid Cap Growth Portfolio                         MetLife Conservative to Moderate Allocation
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Aggressive          MetLife Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Capital and         MetLife Moderate to Aggressive Allocation
     Income Portfolio -- Class II                     Portfolio -- Class B
  Legg Mason Partners Variable Equity Index        MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Russell 2000(R) Index Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         T. Rowe Price Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           Western Asset Management U.S. Government
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Multiple          PIMCO VARIABLE INSURANCE
     Discipline Portfolio -- All Cap Growth        TRUST -- ADMINISTRATIVE CLASS
     and Value Portfolio                           Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Legg Mason Partners Variable High Income         Pioneer Mid Cap Value VCT Portfolio
     Portfolio                                   THE MERGER FUND VL
MET INVESTORS SERIES TRUST                         The Merger Fund VL
  Janus Forty Portfolio -- Class A               VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Managed Assets               Comstock Portfolio
     Portfolio -- Class A                        VANGUARD VARIABLE INSURANCE FUND
  Lord Abbett Bond Debenture                       Mid-Cap Index Portfolio
     Portfolio -- Class A                          Total Stock Market Index Portfolio
  Lord Abbett Growth and Income
     Portfolio -- Class B
  Met/AIM Capital Appreciation
     Portfolio -- Class A





-------


      Certain Funds have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Funds" for more information.





To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street 3CP, Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE LIFE INSURANCE POLICIES ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY. REPLACING ANY EXISTING LIFE INSURANCE POLICY WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE.

                                TABLE OF CONTENTS





SUMMARY OF PRINCIPAL POLICY BENEFITS AND
  RISKS.................................      3
Policy Summary..........................      3
Principal Policy Benefits...............      3
Principal Policy Risks..................      4
Fund Company Risks......................      5
FEE TABLES..............................      6
Transaction Fees........................      6
Periodic Charges other than Fund
  Operating Expenses....................      7
Charges for Optional Riders.............      9
Fund Charges and Expenses...............     12
DESCRIPTION OF THE COMPANIES, SEPARATE
  ACCOUNTS AND FUNDS....................     16
The Insurance Companies.................     16
The Separate Accounts and Their
  Investment Options....................     16
The Funds...............................     17
Voting Rights...........................     23
Conflicts of Interest...................     23
The Fixed Account.......................     23
POLICY CHARGES AND DEDUCTIONS...........     24
Charges Against Premium.................     24
Charges Against Cash Value..............     25
Charges Against the Separate Account....     26
Fund Charges............................     26
Modification, Reserved Rights, and Other
  Charges...............................     26
POLICY DESCRIPTION......................     27
Applying for a Policy...................     27
When Coverage Begins....................     28
Right to Cancel (free look period)......     28
Tax Free 'Section 1035' Exchanges.......     28
Ownership/Policy Rights.................     28
PREMIUMS................................     30
Amount, Frequency and Duration of
  Premium Payments......................     30
Allocation of Premium Payments..........     31
VALUES UNDER YOUR POLICY................     31
Cash Value..............................     31
Investment Option Valuation.............     31
Fixed Account Valuation.................     32
Loan Account Valuation..................     32
TRANSFERS...............................     33
Transfers of Cash Value.................     33
Transfer of Cash Value from the Fixed
  Account to the Investment Options.....     35
Transfer of Cash Value from the
  Investment Options to the Fixed
  Account...............................     35
Telephone Transfers.....................     35
Dollar-Cost Averaging (DCA Program).....     35
Portfolio Rebalancing...................     36
DEATH BENEFIT...........................     36
Death Benefit Examples..................     37
Changing the Death Benefit Option.......     38
Paying the Death Benefit and Payment
  Options...............................     38
BENEFITS AT MATURITY....................     39
OTHER BENEFITS..........................     39
Exchange Option.........................     39
Riders..................................     39
POLICY SURRENDERS.......................     41
Full Surrender..........................     41
Partial Surrender.......................     41
POLICY LOANS............................     41
Loan Conditions.........................     41
Effects of Loans........................     42
LAPSE AND REINSTATEMENT.................     43
Lapse...................................     43
Grace Period............................     43
Lapse Protection Guarantee Rider........     43
Reinstatement...........................     43
FEDERAL TAX CONSIDERATIONS..............     44
Potential Benefits of Life Insurance....     44
Tax Status of the Policy................     44
Tax Treatment of Policy Benefits........     45
OTHER TAX CONSIDERATIONS................     48
Insurable Interest......................     48
The Company's Income Taxes..............     48
Alternative Minimum Tax.................     48
DISTRIBUTION & COMPENSATION.............     48
Distribution............................     48
Compensation............................     49
OTHER POLICY INFORMATION................     51
Valuation and Payment...................     51
Suspension of Valuation and Postponement
  of Payment............................     51
Policy Statements.......................     51
Limits on Right to Contest and Suicide
  Exclusion.............................     52
Misstatement as to Sex and Age..........     52
Policy Changes..........................     52
Restrictions on Financial Transactions..     52
LEGAL PROCEEDINGS.......................     52
FINANCIAL STATEMENT.....................     53
APPENDIX A: GLOSSARY OF TERMS USED
  THROUGHOUT THIS PROSPECTUS............    A-1
APPENDIX B: ADDITIONAL INFORMATION
  REGARDING FUNDS.......................    B-1
APPENDIX C: HYPOTHETICAL ILLUSTRATIONS..    C-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS


This section provides a summary of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY

MetLife Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Cash Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the last Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the two Insureds. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Cash Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Cash Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are two Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Cash Value of the Policy or (ii) the Minimum Amount Insured.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders, outstanding loans and charges or by certain Riders.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy (minus any applicable charges and fees).

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Cash Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Cash Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Cash Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Payment Options

          You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

     -    Tax-Free Death Benefit

          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance.

     -    Riders (Supplemental Insurance Benefits)

          You may add additional insurance to your Policy by Rider. A number of different riders are available, ranging from a Cost of Living Adjustment Rider to a Lapse Protection Guarantee Rider. Please see "Other Benefits" for descriptions of all the riders.

     -    Personalized Illustrations


          You may request personalized illustrations for the Policy that reflect your age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Cash Value and Death Benefit can change over time and how the investment performance of the Funds impact the Cash Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Cash Value.


                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Cash Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your premium payments as illustrated. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks

          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Policy Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals.

     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Cash Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Cash Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Policy is not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

     - A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus

     - Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and, where the amount of a charge depends on the Insureds' characteristics, such as age or rating classification, the charge for Sample Insureds.

                                TRANSACTION FEES



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                AMOUNT DEDUCTED(1)



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Front-End Sales Charge   Upon receipt of each     Current Charge:          2.50% of each Premium Payment

                         ----------------------------------------------------------------------------------------
                         Premium Payment          GUARANTEED CHARGE:       2.50% OF EACH PREMIUM PAYMENT

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Premium Tax Charge       Upon receipt of each     Current Charge:          2.25% of each Premium Payment

                         ----------------------------------------------------------------------------------------
(waived in Puerto Rico)  Premium Payment          GUARANTEED CHARGE:       2.25% OF EACH PREMIUM PAYMENT

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Federal Deferred         Upon receipt of each     Current Charge:          1.25% of each Premium Payment
Acquisition Cost

                         ----------------------------------------------------------------------------------------
Charge                   Premium Payment          GUARANTEED CHARGE:       1.25% OF EACH PREMIUM PAYMENT

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Administrative Expense                            Current Charge:          $20 Monthly
Charge
$100,000 -- $749,999                              GUARANTEED CHARGE:       $20 MONTHLY
Administrative Expense                            Current Charge:          $0 Monthly
Charge
$750,000 +                                        GUARANTEED CHARGE:       $0 MONTHLY

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Surrender Charge         When you fully or        Current Charge:          Rates per $1000 of Stated Amount for
(decreases over a 15     partially surrender                               First Year of Coverage:
year period)             your Policy within the                            Minimum: $11.05(2)
                         first fifteen (15)                                Maximum: $42.20(3)
                         Policy Years and for
                         the first fifteen (15)
                         Policy Years after an
                         increase in Stated
                         Amount

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF STATED AMOUNT FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $11.05(2)
                                                                           MAXIMUM: $42.20(3)

                         ----------------------------------------------------------------------------------------
                         METLIFE LIFE AND         Sample Charge for a 55-  Rates per $1000 of Stated Amount for
                         ANNUITY COMPANY OF       year-old male and a 55-  First Year of Coverage:
                         CONNECTICUT              year-old female both     Current: $25.23(4)
                                                  preferred non-smoker,    Guaranteed: $25.23(4)
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

                         ----------------------------------------------------------------------------------------
                         METLIFE INSURANCE        Sample Charge for a 50-  Rates per $1000 of Stated Amount for
                         COMPANY OF CONNECTICUT   year-old male and a 50-  First Year of Coverage:
                                                  year-old female both     Current: $25.23(4)
                                                  preferred non-smoker,    Guaranteed: $25.23(4)
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                AMOUNT DEDUCTED(1)


-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Decrease of Stated       When a decrease in       Current Charge:          Rates per $1000 of Decrease in Stated
Amount (decreases over   Stated Amount is                                  Amount for the First Year of
a 15 year period)        requested and a full                              Coverage:
                         surrender penalty is                              Minimum: $11.05(2)
                         applicable.                                       Maximum: $42.20(3)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF DECREASE IN AMOUNT
                                                                           FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $11.05(2)
                                                                           MAXIMUM: $42.20(3)

                         ----------------------------------------------------------------------------------------
                         METLIFE LIFE AND         Sample Charge for a 55-  Rates per $1000 of Stated Amount for
                         ANNUITY COMPANY OF       year-old male and a 55-  First Year of Coverage:
                         CONNECTICUT              year-old female both     Current: $25.23(4)
                                                  preferred non-smoker,    Guaranteed: $25.23(4)
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

                         ----------------------------------------------------------------------------------------
                         METLIFE INSURANCE        Sample Charge for a 50-  Rates per $1000 of Stated Amount for
                         COMPANY OF CONNECTICUT   year-old male and a 50-  First Year of Coverage:
                                                  year-old female both     Current: $25.23(4)
                                                  preferred non-smoker,    Guaranteed: $25.23(4)
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



---------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the charges that would apply to you, please contact your agent or registered representative.
(2)   Sample charge for two 20-year old females both preferred nonsmokers.
(3)   Sample charge for two 85-year old females both smokers at Table 10.

(4) The representative insured may differ between the companies due to differences in the individual characteristics of the owners of each company's policies.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance        Monthly on the           Current Charge:          Rates per $1000 of Net Amount At Risk
Charge (COI(1))          Deduction Day                                     for the First Year of Coverage:
                                                                           Minimum: $0.00004(2)
                                                                           Maximum: $6.187(3)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF NET AMOUNT AT RISK
                                                                           FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.00008(2)
                                                                           MAXIMUM: $83.33333(3)

                         ----------------------------------------------------------------------------------------
                         METLIFE INSURANCE        Sample Charge for a 50-  Rates per $1000 of Net Amount At Risk
                         COMPANY OF CONNECTICUT   year-old male and a 50-  for First Year of Coverage:
                                                  year-old female both     Current: $0.002491
                                                  preferred non-smoker,    Guaranteed: $0.004357
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED


-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                         METLIFE LIFE AND         Sample Charge for a 50-  Rates per $1000 of Net Amount At Risk
                         ANNUITY COMPANY OF       year-old male and a 50-  for First Year of Coverage:
                         CONNECTICUT              year-old female both     Current: $0.000854
                                                  preferred non-smoker,    Guaranteed: $0.001855
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Policy Administrative    Monthly from Cash Value  Current Charge:          Monthly Rate per $1000 of Initial
Expense Charges (2       for the first six (6)                             Stated Amount for the first six (6)
parts)                   Policy Years and the                              years of coverage and for the six (6)
                         first 6 years following                           years following an increase in Stated
                         an increase in Stated                             Amount:
                         Amount on the Deduction                           Minimum: $0.01(4)
                         Date                                              Maximum: $0.03(5)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF INITIAL
                                                                           STATED AMOUNT FOR THE FIRST SIX (6)
                                                                           YEARS OF COVERAGE AND FOR THE SIX (6)
                                                                           YEARS FOLLOWING AN INCREASE IN STATED
                                                                           AMOUNT:
                                                                           MINIMUM: $0.01(4)
                                                                           MAXIMUM: $0.03(5)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 55-  Monthly Rate per $1000 of Initial
                                                  year-old male and a 55-  Stated Amount for the first six (6)
                                                  year-old female both     years of coverage and for the six (6)
                                                  preferred non-smoker,    years following an increase in Stated
                                                  with death benefit       Amount:
                                                  option 1 and a           Current: $0.03
                                                  $4,200,000 face amount:  Guaranteed: $0.03

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                         Monthly until maturity   Current Charge:          $20.00 charge per month until
                         whenever stated amount                            Maturity for Stated Amounts less than
                         is less than $750,000                             $750,000.

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       SAME AS CURRENT.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Daily from the unloaned  Current Charge:          0.80% on an annual basis of the
Risk (M&E) Charge(6)     portion of the Cash                               amounts in the Investment Options for
                         Value                                             the first fifteen (15) Policy Years
                                                                           and 0.35% thereafter

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       SAME AS CURRENT.
Separate Account         Daily from the unloaned  Current Charge:          0.10% on an annual basis of the
Expense Charge           portion of Cash Value                             amounts in the Investment Options for
                                                                           the fifteen (15) Policy Years and
                                                                           0.00% thereafter

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       SAME AS CURRENT

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Policy Loan Cost(7)      Monthly from the Loan    Current Charge:          2.00% on an annual basis on the
                         Account                                           amount loaned for Policy Years 1-15
                                                                           and 0.00% on the amount loaned for
                                                                           Policy Years 16 and later

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       SAME AS CURRENT

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



---------
(1) The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSO Tables). Generally, this charge increases after the first year. The cost-of-insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
(2)   Sample charge for two 20-year old females both preferred nonsmokers.
(3)   Sample charge for two 85-year old females both smokers at Table 10.
(4) Sample charge for an insured combination where the younger insured's issue age is less than 42 years old regardless of sex, risk class or underwriting.

(5) Sample charge for any insured combination where the younger insured's issue age is between 52-85 years old (inclusive) regardless of sex, risk class or underwriting.



(6) We are waiving amounts of the Mortality and Expense Charge for Investment Options investing in certain of the Funds as follows: 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and, an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust.


(7) The Policy Loan Cost reflects the difference between the loan interest rate charged and the loan interest rate credited. The amount shown assumes that loan interest has been capitalized rather than paid in cash. (See "POLICY LOANS -- Loan Conditions" for more information.)


                           CHARGES FOR OPTIONAL RIDERS



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Annual Renewable Term    Monthly from the         Current Charge:          Monthly Rate per $1000 of Term Rider
Rider (Minimum face      unloaned portion of the                           Amount for the First Year of
amount of $50,000.       Cash Value on the                                 Coverage:
Maximum limits are 25%   Deduction Date                                    Minimum: $0.0467(1)
of the base face                                                           Maximum: $3.9410(2)
amount. Rider face
amount is subject to a
$200,000 base face
minimum)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF TERM RIDER
                                                                           AMOUNT FOR THE FIRST YEAR OF
                                                                           COVERAGE:
                                                                           MINIMUM: $0.0467(1)
                                                                           MAXIMUM: $3.9410(2)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 50-  Monthly Rate per $1000 of Term Rider
                                                  year-old male preferred  Amount for the First Year of
                                                  nonsmoker with a         Coverage:
                                                  $500,000 stated amount   Current: $0.1166
                                                                           Guaranteed: $0.1166

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Coverage Extension       Not applicable           Current Charge:          No Charge
Rider

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Estate Protection Rider  Monthly from the         Current Charge:          Monthly Rate per $1000 of Rider
                         unloaned portion of the                           Amount for the First Year of
                         Cash Value on the                                 Coverage:
                         Deduction Date for the                            Minimum: $0.00014(3)
                         first four (4) Policy                             Maximum: $1.07993(4)
                         Years.

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF RIDER
                                                                           AMOUNT FOR THE FIRST YEAR OF
                                                                           COVERAGE:
                                                                           MINIMUM: $0.00014(3)
                                                                           MAXIMUM: $1.07993(4)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 55-  Monthly Rate per $1000 of Rider
                                                  year-old male and a 55-  Amount for the First Year of
                                                  year-old female both     Coverage:
                                                  preferred non-smoker,    Minimum: $0.00436
                                                  with death benefit       Maximum: $0.00436
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Full Surrender Charge    Monthly from the         Current Charge:          $2 monthly for the first five years
Waiver Rider             unloaned portion of the
                         Cash Value on the
                         Deduction Date

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $2 MONTHLY FOR THE FIRST FIVE YEARS

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED


-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Maturity Extension       Not applicable           Current Charge:          No Charge
Rider (available only
if both Insureds' Issue
Age is between 81-85)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lapse Protection         Not applicable           Current Charge:          No Charge
Guarantee Rider (10
year)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lapse Protection         Monthly from the         Current Charge:          Monthly Rate per $1000 of Initial
Guarantee Rider (20      unloaned portion of the                           Stated Amount :
year)                    Cash Value on the                                 Minimum: $0.204(7)
                         Deduction Date until                              Maximum: $0.204(12)
                         the earliest of the
                         first twenty (20)
                         Policy Years or the
                         Maturity

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF INITIAL
                                                                           STATED AMOUNT:
                                                                           MINIMUM: $0.0110(7)
                                                                           MAXIMUM: $0.0900(12)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 50-  Monthly Rate per $1000 of Initial
                                                  year-old male and a 50-  Stated Amount:
                                                  year-old female both     Minimum: $0.204
                                                  preferred non-smoker,    Maximum: $0.204
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Policy Split Option      Not applicable           Current Charge:          No Charge
Rider (for Policies
issued by TLAC)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Policy Split Option      Monthly from the         Current Charge:          Monthly Rate per $1000 of Initial
Rider (for Policies      unloaned portion of the                           Stated Amount:
issued by TIC)           Cash Value on the                                 Minimum: $0.0100(5)
                         Deduction Date                                    Maximum: $0.0500(6)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF INITIAL
                                                                           STATED AMOUNT:
                                                                           MINIMUM: $0.0100(5)
                                                                           MAXIMUM: $0.0500(6)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 50-  Monthly Rate per $1000 of Initial
                                                  year-old male and a 50-  Stated Amount:
                                                  year-old female both     Current: $0.0200
                                                  preferred non-smoker,    Guaranteed: $0.0200
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED


-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Policy Split Option      Monthly from the         Current Charge:          Monthly Rate per $1000 of Initial
Plus                     unloaned portion of the                           Stated Amount:
                         Cash Value on the                                 Minimum: $0.0020(7)
                         Deduction Date                                    Maximum: $0.2500(8)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF INITIAL
                                                                           STATED AMOUNT:
                                                                           MINIMUM: $0.0200(7)
                                                                           MAXIMUM: $0.2500(8)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 55-  Monthly Rate per $1000 of Initial
                                                  year-old male and a 55-  Stated Amount:
                                                  year-old female both     Current: $0.12
                                                  preferred non-smoker,    Guaranteed: $0.12
                                                  with death benefit
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Return of Premium        Monthly from the         Current Charge:          Monthly Rate per $1,000 of Net Amount
Rider*                   unloaned portion of the                           At Risk for the First Year of
                         Cash Value on the                                 Coverage:
                         Deduction Date                                    Minimum: 0.00004(3)
                                                                           Maximum: 6.18671(10)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1,000 OF NET AMOUNT
                                                                           AT RISK FOR THE FIRST YEAR OF
                                                                           COVERAGE:
                                                                           MINIMUM: 0.00008(3)
                                                                           MAXIMUM: 83.33333(10)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 55-  Monthly Rate per $1,000 of Net Amount
                                                  year-old male and a 55-  At Risk for the First Year of
                                                  year old female both     Coverage:
                                                  preferred non-smoker,    Current: $0.002491
                                                  with death benefit       Guaranteed: $0.004357
                                                  option 1 and a
                                                  $4,200,000 Stated
                                                  Amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Scheduled Increase       Monthly from the         Current Charge:          Monthly Rate per $1000 of Net Amount
Option Rider*            unloaned portion of the                           At Risk for the First Year of
                         Cash Value on the                                 Coverage:
                         Deduction Date.                                   Minimum: $0.00004(3)
                                                                           Maximum: $6.18671(10)

                         ----------------------------------------------------------------------------------------
                                                  GUARANTEED CHARGE:       MONTHLY RATE PER $1000 OF NET AMOUNT
                                                                           AT RISK FOR THE FIRST YEAR OF
                                                                           COVERAGE:
                                                                           MINIMUM: $0.00008(3)
                                                                           MAXIMUM: $83.33333(10)

                         ----------------------------------------------------------------------------------------
                                                  Sample Charge for a 50-  Monthly Rate per $1000 of Net Amount
                                                  year-old male and a 50-  At Risk for the First Year of
                                                  year-old female both     Coverage:
                                                  preferred non-smoker,    Current: $0.000854
                                                  with death benefit       Guaranteed: $0.001855
                                                  option 1 and a
                                                  $4,200,000 face amount:

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------
(1)   Sample charge for a 20-year old female nonsmoker.
(2)   Sample charge for a 65-year old male smoker Table 10.
(3)   Sample charge for two 20- year old females both preferred nonsmoker.
(4)   Sample charge for two 70-year old males both Table 4 smokers.
(5) Sample charge for an insured combination where the younger insured's issue age is less than 44 years old regardless of sex, risk, or underwriting combination.
(6) Sample charge for an insured combination where the younger insured's issue age is between 62-75 years old (inclusive) regardless of sex, risk, or underwriting combination.
(7) Sample charge of an insured combination where the younger insured's age is less than 34 years old regardless of sex, risk, or underwriting combination.

(8) Sample charge for an insured combination where the younger insured's issue age is between 65-75 years old (inclusive) regardless of sex, risk, or underwriting combination.
(9)   Sample charge for two 85-year old males both Table 10 smokers.
(10)  Sample charge for two 85-year old females both smokers at Table 10.
(11) Sample charge for an insured combination where the younger insured's issue age is between 75-85 years old (inclusive) regardless of sex, risk, or underwriting.
(12) Sample charge for an Insured combination where the younger Insured's issue age is less than 46 years old regardless of sex, risk, or underwriting combination.
* There is no charge for the Rider itself, however there is an additional COI cost resulting from the Rider's application.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES




                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
  Fund assets, including management fees, distribution and/or service
  (12b-1) fees, and other expenses)                                       0.16%      6.03%




FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                                                                                        EXPENSES
                                            DISTRIBUTION                 TOTAL      CONTRACTUAL FEE      NET TOTAL      INCLUDING
                                               AND/OR                    ANNUAL          WAIVER            ANNUAL      UNDERLYING
                              MANAGEMENT      SERVICE        OTHER     OPERATING     AND/OR EXPENSE      OPERATING        FUND
FUND:                             FEE       (12b-1)FEES    EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES*      EXPENSES*
-----                        ------------  -------------  ----------  -----------  -----------------  ---------------  ----------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global
     Growth Fund...........      0.55%         0.25%         0.03%       0.83%             --         0.83%
  American Funds Growth
     Fund..................      0.32%         0.25%         0.02%       0.59%             --         0.59%
  American Funds Growth-
     Income Fund...........      0.27%         0.25%         0.01%       0.53%             --         0.53%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable
     Investment Fund
     Appreciation
     Portfolio.............      0.75%           --          0.07%       0.82%             --         0.82%
  Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio.............      0.75%           --          0.07%       0.82%             --         0.82%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service
     Class.................      0.57%         0.10%         0.09%       0.76%             --         0.76%
  VIP Mid Cap
     Portfolio -- Service
     Class 2...............      0.57%         0.25%         0.11%       0.93%             --         0.93%

                                WHEN WE
                              DEDUCT THE
           CHARGE               CHARGE         AMOUNT DEDUCTED(1)

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap
     Growth Securities
     Fund+.................      0.48%         0.25%         0.30%       1.03%           0.01%        1.02%(1)
  Templeton Developing
     Markets Securities
     Fund..................      1.23%         0.25%         0.24%       1.72%             --         1.72%
  Templeton Foreign
     Securities Fund.......      0.63%         0.25%         0.18%       1.06%           0.03%        1.03%(1)
GOLDMAN SACHS VARIABLE
  INSURANCE
  TRUST -- INSTITUTIONAL
  CLASS
  Goldman Sachs Capital
     Growth Fund...........      0.75%           --          0.10%       0.85%             --         0.85%
JANUS ASPEN
  SERIES -- SERVICE SHARES
  Global Technology
     Portfolio+............      0.64%         0.25%         0.21%       1.10%             --         1.10%(2)
  Mid Cap Growth
     Portfolio.............      0.64%         0.25%         0.06%       0.95%             --         0.95%
  Worldwide Growth
     Portfolio+............      0.60%         0.25%         0.05%       0.90%             --         0.90%(3)
LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST
  Legg Mason Partners
     Variable Aggressive
     Growth
     Portfolio -- Class
     I++...................      0.75%           --          0.02%       0.77%             --         0.77%
  Legg Mason Partners
     Variable Capital and
     Income
     Portfolio -- Class
     II....................      0.75%         0.25%         0.06%       1.06%           0.11         0.95%(4)
  Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class I..      0.31%           --          0.02%       0.33%             --         0.33%
  Legg Mason Partners
     Variable Fundamental
     Value
     Portfolio -- Class I..      0.75%           --          0.02%       0.77%             --         0.77%
  Legg Mason Partners
     Variable International
     All Cap Opportunity
     Portfolio+++..........      0.85%           --          0.09%       0.94%             --         0.94%
  Legg Mason Partners
     Variable Investors
     Portfolio -- Class
     I+....................      0.65%           --          0.07%       0.72%             --         0.72%
  Legg Mason Partners
     Variable Large Cap
     Growth
     Portfolio -- Class
     I++...................      0.75%           --          0.04%       0.79%             --         0.79%
  Legg Mason Partners
     Variable Multiple
     Discipline
     Portfolio -- All Cap
     Growth and Value
     Portfolio.............      0.75%         0.25%         0.05%       1.05%             --         1.05%
LEGG MASON PARTNERS
  VARIABLE INCOME TRUST
  Legg Mason Partners
     Variable High Income
     Portfolio++...........      0.60%           --          0.06%       0.66%             --         0.66%
MET INVESTORS SERIES TRUST
  Janus Forty
     Portfolio -- Class A..      0.65%           --          0.06%       0.71%             --         0.71%(5,6)
  Legg Mason Partners
     Managed Assets
     Portfolio -- Class A..      0.50%           --          0.11%       0.61%             --         0.61%(5,6)
  Lord Abbett Bond
     Debenture
     Portfolio -- Class A..      0.50%           --          0.04%       0.54%             --         0.54%(5)
  Lord Abbett Growth and
     Income
     Portfolio -- Class B..      0.50%         0.25%         0.03%       0.78%             --         0.78%(5)

                                WHEN WE
                              DEDUCT THE
           CHARGE               CHARGE         AMOUNT DEDUCTED(1)

  Met/AIM Capital
     Appreciation
     Portfolio -- Class A..      0.77%           --          0.09%       0.86%             --         0.86%(5,6,7,8)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..      0.87%           --          0.06%       0.93%             --         0.93%(5,7)
  MFS(R) Emerging Markets
     Equity
     Portfolio -- Class
     A+....................      1.04%           --          0.29%       1.33%           0.03%        1.30%(5,9)
  MFS(R) Research
     International
     Portfolio -- Class
     B+....................      0.72%         0.25%         0.14%       1.11%             --         1.11%(5)
  MFS(R) Value
     Portfolio -- Class A..      0.73%           --          0.23%       0.96%             --         0.96%(5,6,7)
  Neuberger Berman Real
     Estate
     Portfolio -- Class A..      0.64%           --          0.04%       0.68%             --         0.68%(5)
  PIMCO Inflation Protected
     Bond
     Portfolio -- Class A..      0.50%           --          0.05%       0.55%             --         0.55%(5)
  Pioneer Fund
     Portfolio -- Class A..      0.75%           --          0.30%       1.05%           0.05%        1.00%(5,6,10)
  Pioneer Strategic Income
     Portfolio -- Class A..      0.70%           --          0.12%       0.82%             --         0.82%(5,6,7,8)
  Third Avenue Small Cap
     Value
     Portfolio -- Class B..      0.74%         0.25%         0.04%       1.03%             --         1.03%(5)
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive
     Growth
     Portfolio -- Class D..      0.72%         0.10%         0.06%       0.88%             --         0.88%(11)
  BlackRock Money Market
     Portfolio -- Class A..      0.34%           --          0.04%       0.38%           0.01%        0.37%(11,12)
  FI Large Cap
     Portfolio -- Class A..      0.78%           --          0.06%       0.84%             --         0.84%(11,13)
  FI Value Leaders
     Portfolio -- Class D..      0.64%         0.10%         0.07%       0.81%             --         0.81%(11)
  MetLife Conservative
     Allocation
     Portfolio -- Class B..      0.10%         0.25%         0.09%       0.44%           0.09%        0.35%(15)        0.96%(14)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B..      0.10%         0.25%         0.02%       0.37%           0.02%        0.35%(15)        1.00%(14)
  MetLife Moderate
     Allocation                                                                                                        1.05%(14)
     Portfolio -- Class B..      0.10%         0.25%         0.01%       0.36%           0.01%        0.35%(15)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B..      0.10%         0.25%         0.01%       0.36%           0.01%        0.35%(15)        1.10%(14)
  MetLife Aggressive
     Allocation
     Portfolio -- Class B..      0.10%         0.25%         0.07%       0.42%           0.07%        0.35%(15)        1.10%(14)
  MFS(R) Total Return
     Portfolio -- Class F..      0.53%         0.20%         0.05%       0.78%             --         0.78%(11,13)
  Russell 2000(R) Index
     Portfolio -- Class A..      0.25%           --          0.11%       0.36%           0.01%        0.35%(11,16,17)
  T. Rowe Price Large Cap
     Growth
     Portfolio -- Class B..      0.60%         0.25%         0.08%       0.93%             --         0.93%(11)
  Western Asset Management
     U.S. Government
     Portfolio -- Class A..      0.50%           --          0.07%       0.57%             --         0.57%(11)
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE
  CLASS
  Total Return Portfolio...      0.25%           --          0.40%       0.65%             --         0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio.............      0.65%         0.25%         0.06%       0.96%             --         0.96%

                                WHEN WE
                              DEDUCT THE
           CHARGE               CHARGE         AMOUNT DEDUCTED(1)

PUTNAM VARIABLE
  TRUST -- CLASS IB
  Putnam VT Discovery
     Growth Fund+..........      0.70%         0.25%         0.55%       1.50%             --         1.50%
THE MERGER FUND VL
  The Merger Fund VL.......      1.25%           --          4.78%       6.03%           4.63%        1.40%(18)
VAN KAMPEN LIFE INVESTMENT
  TRUST
  Comstock
     Portfolio -- Class
     II....................      0.56%         0.25%         0.03%       0.84%             --         0.84%
  Strategic Growth
     Portfolio -- Class
     I+....................      0.70%           --          0.08%       0.78%             --         0.78%
VANGUARD VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio..      0.20%           --          0.04%       0.24%             --         0.24%
  Total Stock Market Index
     Portfolio.............      0.12%           --          0.04        0.16%             --         0.16%



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all policies. Availability depends on policy issue date.


++ Fees and expenses of this Fund are based on the Fund's fiscal year ended October 31, 2006.


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund, and 0.03% for the Templeton Foreign Securities Fund, of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


(4) Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% until May 1, 2008.


(5) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(7) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(8) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(9) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.


(10) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.


(11) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(13) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(14) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)


(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.


(17) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(18) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013.


                          DESCRIPTION OF THE COMPANIES,

                           SEPARATE ACCOUNTS AND FUNDS

--------------------------------------------------------------------------------

                             THE INSURANCE COMPANIES

Please refer to your Policy to determine which Company issued your Policy.


METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.



METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.


The Companies are subject to Connecticut law governing insurance companies and are regulated by the Connecticut Commissioner of Insurance. Each company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. Each Company's books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, each Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

               THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor separate accounts. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in the applicable Separate account. The income, gains, and losses are credited to, or charged against each separate account without regard to the income, gains or losses from any other Investment Option or from any other business of the Companies.

MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund UL for Variable Life Insurance established on November 10, 1983 , while MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund UL II for Variable Life Insurance established on October 17, 1995 ("Separate Account(s)"). Both separate accounts were established under the laws of Connecticut and both are registered with the Securities and Exchange Commission ("SEC") as unit investment trusts under the Investment Company Act of 1940 and qualify as "separate accounts."


The separate accounts are divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. The separate accounts purchase shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of the separate accounts may not be used to pay any liabilities of the insurance Companies other than those arising from the Policies, and the insurance Companies are obligated to pay all amounts promised to Policy Owners under the Policies. Any amount of the Death Benefit that exceeds the Policy's Cash Value is paid from the Company's General Account. Death Benefit amounts paid from the General Account are subject to the claims-paying ability of the Company.


                                    THE FUNDS


The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.



We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.



If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to the Funds advised by Legg Mason affiliates, on the same terms provided for in administrative service agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to .50%.



Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.





We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution and Compensation.").


Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

The current variable funding options are listed below, along with their investment advisers and any subadviser:



                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund Appreciation             consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares   of capital. Its secondary goal is
                                   current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUND
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST
  Goldman Sachs Capital Growth     Seeks long-term growth of          Goldman Sachs Asset Management,
     Fund -- Institutional Class   capital.                           L.P.
JANUS ASPEN SERIES
  Global Technology                Seeks long-term capital growth.    Janus Capital Management LLC
     Portfolio -- Service Shares+
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management, LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class II         term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC; Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class I          the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio +                                          Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio +         capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value Portfolio                                              LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadviser: Batterymarch
                                                                      Financial Management Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A +                                           Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B +                                           Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A          Russell 2000 Index.                Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class II         investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
THE MERGER FUND VL
  The Merger Fund VL               Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark that measures the
                                   investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.



---------

+ Not available under all Policies. Availability depends on Policy issue date.



      Certain closed Funds have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Funds" for more information.



                                  VOTING RIGHTS



The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of a vote. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.



                              CONFLICTS OF INTEREST



The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.



                                THE FIXED ACCOUNT


                      (MAY NOT BE AVAILABLE IN ALL STATES)



The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.



You may allocate your Net Premium Payments and transfer your Cash Value to the Fixed Account (subject to certain restrictions -- see "Transfers"). We credit the portion of Cash Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.



Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Cash Value. The Fixed Account will not share in the investment performance of our General Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the last Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSE we incur include:

     - expenses associated with underwriting applications, increases in the Stated Amount, and Riders;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insureds may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge of 2.50% OF EACH PREMIUM PAYMENT. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent.

     - PREMIUM TAX CHARGE: We deduct a charge of 2.25% OF EACH PREMIUM PAYMENT for state premium taxes that we currently expect to pay. These taxes vary from state to state and currently range from 0.75% to 5.00%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction.

     - FEDERAL DEFERRED ACQUISITION COST CHARGE: We deduct a charge of 1.25% OF EACH PREMIUM PAYMENT to compensate the Company for expenses associated with its federal income tax liability relating to its receipt of premium.

                           CHARGES AGAINST CASH VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account, (unless you select the ALLOCATED CHARGES OPTION -- see below.) We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the Death Benefit we provide you. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the Net Amount At Risk and (2) the cost of insurance rate. Generally, the cost of insurance rate increases each year.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insureds.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insureds. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: This per thousand charge applies for the first six (6) Policy Years and also applies to increases in the Stated Amount (excluding increases due to the Cost of Living Adjustment Rider, increases due to the Return of Premium Rider, increases due to the Scheduled Increase Option Rider and increases in Stated Amounts due to Death Benefit option changes). The amount varies by issue age and will be stated in the Policy. In addition, there is a $20.00 monthly charge until the Maturity Date for Stated Amounts less than $750,000.

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

ALLOCATED CHARGES OPTION (ACO): You may elect in writing to have us deduct the Monthly Deduction Amount from specified Funds and the Fixed Account rather than from all Funds on a pro rata basis. You may select a maximum of five Funds (including the Fixed Account) to deduct the Monthly Deduction Amount from and you must designate the applicable amount from each specified fund in a whole percentage. In any given month if the value of any specified Fund is insufficient to support its share of the Monthly Deduction Amount, the Monthly Deduction Amount will be taken pro rata from all Funds.

To elect ACO, you must complete our ACO election form and send it to us. We may modify, suspend or terminate ACO at anytime without prior notification.

SURRENDER CHARGES: A Policy surrendered for all or a portion of its Cash Value during the first fifteen (15) Policy Years and for the first fifteen (15) Policy Years after an increase in Stated Amount is subject to a surrender charge. However, we will not assess a surrender charge on surrenders made with fifteen years of an increase in Stated Amount pursuant to a Scheduled Increase Option Rider, Cost of Living Adjustment Rider or Return of Premium Rider or a change in the death benefit option. The surrender charge is a per thousand of Stated Amount charge that varies by original issue age. The surrender charge decreases each year over the fifteen (15) year period. For example, for a

65 year old male nonsmoker and a 65 year old female nonsmoker with a Stated Amount of $1,000,000, the surrender charge on a full surrender at the end of each Policy Year would be as follows:


POLICY YEAR    SURRENDER CHARGE ($)    POLICY YEAR    SURRENDER CHARGE ($)
-----------    --------------------    -----------    --------------------


     1                39,990                 9               18,660
     2                37,320                10               15,990
     3                34,650                11               13,330
     4                31,990                12               10,660
     5                29,320                13                8,000
     6                26,660                14                5,330
     7                23,990                15                2,670
     8                21,330                16                    0


The minimum partial surrender amount is $500. If you request a partial surrender, the Death Benefit, Amount Insured and Cash Value will be reduced by the amount surrendered, including any surrender charges. The deduction from the Cash Value will be made on a pro-rata basis against the Cash Value of each Investment Option and the Fixed Account unless you request otherwise in writing. The portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. Certain surrenders may result in taxable income and tax penalties.

DECREASES IN THE STATED AMOUNT OF INSURANCE. You may request a decrease in the Stated Amount after the second Policy Year. The decrease will be effective on the later of the Deduction Date or immediately following your requested effective date. There is a charge for requested Stated Amount decreases as shown in your Policy Summary and described in the Fee Tables in this prospectus. After any change, the Stated Amount in effect may not be less than the minimum Stated Amount shown on your Policy Summary. We will send you a supplemental Policy Summary reflecting any change. A decrease in the Stated Amount in a substantially funded Policy may produce a cash distribution that is included in your gross income. Any decreases in the Stated Amount will not change the amount of the Policy Administrative Expense charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT

     - MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks at an annual rate of 0.80% of the assets in the Investment Options for the first fifteen (15) Policy Years and 0.35% thereafter. The mortality risk assumed under the Polices is that the Insureds may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

     - SEPARATE ACCOUNT EXPENSE CHARGE: We deduct a daily charge for Separate Account expenses at an annual rate of 0.10% of the amounts in the Investment Options for the first fifteen (15) Policy Years, and 0% thereafter.

                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See "Distribution."

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------


MetLife Variable Survivorship Life II is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Cash Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insureds must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $100,000);

     -    Death Benefit Option;

     -    Beneficiary;

     -    Investment Option selections; and

     -    Rider selections.

Policies generally will be issued only on the lives of Insureds between the ages of 20-85, with a maximum of 25 years age difference between the Insureds. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds and may require medical examinations and additional information about the proposed Insureds before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

While your application for the Policy is in underwriting, we may offer you TEMPORARY LIFE INSURANCE. To obtain the temporary insurance, you must complete the Policy Application, including the Temporary Insurance Agreement sections and you must make an advance payment. Please see "Terms and Conditions" in the Temporary Insurance Agreement for details on coverage dates and amounts.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to six months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many, but not all cases, a younger Age will result in a smaller planned premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

The law of the state in which your Policy is issued or delivered provides you a Right to Cancel or "free-look" period. The period varies by state but is never less than ten days from the day you receive your Policy. The Right to Cancel period for your Policy will be on the cover of your Policy.

After underwriting is complete and the Right to Cancel period begins, we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application.

To cancel a Policy during the Right to Cancel period, you must send a request in Writing along with your Policy to us within the applicable timeframe as set forth in your Policy, and we will make the refund within seven (7) days after we receive your request and returned Policy. Depending on state law we will refund to you either (1) the Policy's Cash Value plus any charges and expenses which may have been deducted minus any loans or (2) any Premiums Paid minus any Outstanding Loans.

                        TAX FREE 'SECTION 1035' EXCHANGES


You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code (the "IRC"). Before making an exchange of one insurance policy for another, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and after consulting with a tax advisor, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while either of the Insureds is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the MATURITY BENEFIT

          If at least one of the Insureds is living on the Maturity Date, we will pay you the Cash Value of the Policy as of the Maturity Date, less any:

          1.   Outstanding loan;

          2.   Monthly Deduction Amount due but not paid; and

          3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the last Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the last Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while at least one Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the last Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the second Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $100,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

          1.   against the most recent increase in the Stated Amount;

          2.   to other increases in the reverse order in which they occurred;
               and

          3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income. Decreases in the Stated Amount may also result in an assessment of a proportional surrender charge. This charge is determined by dividing the amount of the decrease by the total Stated Amount and multiplying by the full surrender charge that would otherwise be applicable.

     -    You may request a change from Death Benefit Option 2 to Option 1

     -    One Insured must be living at the time of the request.

     -    The Stated Amount will be increased by the Cash Value.

     - Some changes from Option 2 to Option 1, involving substantially funded Policies, may result in a cash distribution that is included in gross income.

     - You may request a change from Death Benefit Option 1 to Option 2 (requires additional underwriting approval)

     -    Both Insureds must be living at the time of the request.

     -    We will require evidence of insurability.

     -    The Stated Amount will be decreased by the Cash Value.

     - A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $100,000.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the older Insured is age 86. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. There is an additional Policy Administrative Charge and a Per Thousand of Stated Amount Surrender Charge associated with a requested increase in Stated Amount. In addition, your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained ages and underwriting class of the Insureds at the time the increase is requested.

          We will require you to submit a new application and evidence of insurability for any requested increase in the Stated Amount. We require evidence of insurability because we issue an additional "insurance segment" associated with the increase. Each insurance segment will have its own issue age, risk class and in certain instances, charges. In this case, we will attribute your Cash Value to each insurance segment in the order they were added to the Policy to compute our insurance risk and to calculate the Cost of Insurance Charge.

          If you surrender all or a portion of your Policy, we will apply the corresponding per thousand surrender charge for each insurance segment and then add the surrender charges for each insurance segment together to calculate the amount of the surrender charge.

Written requests for changes should be sent to MetLife Life and Annuity of Connecticut, Policy Holder Services, P.O. Box 990019, Hartford, CT 06199-0010. You can contact us by calling (800)-334-4298. Some Policy changes may have tax consequences. You should consult a tax adviser before requesting any changes.

                                    PREMIUMS

--------------------------------------------------------------------------------

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insureds. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due (unless you elect a Lapse Protection Guarantee Rider). If you elect a Lapse Protection Guarantee Rider at issue, there will be a minimum cumulative premium requirement in order to keep the Rider in effect. If you do not meet the minimum cumulative premium requirement on a monthly basis the Rider will lapse. See the "Lapse and Reinstatement" section for more information on this Rider.


Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


     - mailing a check, payable to MetLife Insurance Company of Connecticut or MetLife Life & Annuity Company of Connecticut, as applicable, to P.O. Box 37188, Pittsburg, PA 15250-7888;



     - by direct checking account deductions (you must complete a pre-authorization collection form); or



     -    by wire transfer.



We will not accept cash, money orders or travelers checks.


If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the last Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Premium we receive will be placed in a non-interest bearing account. After underwriting is complete and the Right to Cancel period begins, thereafter we will apply your Net Premium to the Investment Options and the Fixed Account as you indicate on your application (premium allocation instructions).

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                            VALUES UNDER YOUR POLICY

--------------------------------------------------------------------------------

                                   CASH VALUE

Each Policy has a CASH VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Cash Value which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Cash Value is the sum of the values held in the INVESTMENT OPTIONS, the FIXED ACCOUNT and the LOAN ACCOUNT. A Policy's Cash Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy's Cash Value each day the New York Stock Exchange is open for trading (A VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Cash Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.



                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

MINUS:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the Cash Value) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts, including applicable surrender charges, that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account as collateral for that loan. The value in the

Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.66% in Policy Years 1-15 and 3.85% in Policy Years 16 and later on an annual basis. We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually.

When we determine a Policy's Cash Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options and the Fixed Account to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

--------------------------------------------------------------------------------

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING


THE POLICY IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Fidelity VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R)Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Russell 2000(R) Index Portfolio -the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

     TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We are currently not enforcing these restrictions but reserve the right to do so in the future. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

     TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer. We are currently not enforcing these restrictions but reserve the right to do so in the future.

                               TELEPHONE TRANSFERS

The Policy Owner may make a transfer request in writing by mailing the request to the Company at its Home Office, or by telephone (if an authorization form is on file) by calling 1-800-334-4298. The Company will take reasonable steps to ensure that telephone transfer requests are genuine. These steps may include seeking proper authorization and identification prior to processing telephone requests. Additionally, the Company will confirm telephone transfers. Any failure to take such measures may result in the Company's liability for any losses due to fraudulent telephone transfer requests.

                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of Cash Value on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $5000 of Cash Value in the Investment Option from which amounts will be transferred out of to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of Cash Value, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to help keep your investments properly aligned with your investment strategy. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form. The Fixed Account is excluded from all rebalancing program transactions.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

If your Policy is in effect on the date of the last Insured's death, we will pay your Beneficiary a Death Benefit. WE MAY REDUCE THE DEATH BENEFIT PAYABLE AS DISCUSSED BELOW UNDER "PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS." All or part of the Death Benefit may be paid in cash or applied to one or more of the PAYMENT OPTIONS described in the following pages.

You may select one of two Death Benefit Options when you purchase the Policy. The amount of the Death Benefit will depend on which Death Benefit Option you select. However, as long as the Policy remains in effect, the Company guarantees that the Death Benefit under either option will be at least the current Stated Amount of the Policy less any outstanding Policy loans and unpaid Monthly Deduction Amount.

OPTION 1 (THE LEVEL OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy on the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

OPTION 2 (THE VARIABLE OPTION)

The Death Benefit will be equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death or, if greater, the Minimum Amount Insured as of the date of the last Insured's death.

In order to be treated as life insurance under federal tax law, the Policy's Death Benefit must meet or exceed the minimum requirements of either the Guideline Premium Test or the Cash Value Accumulation Test (the MINIMUM AMOUNT INSURED). These tests generally impact the Death Benefit when a Policy Owner has a relatively large Cash Value in relation to the Stated Amount. This Policy uses the GUIDELINE PREMIUM TEST.

Under the Guideline Premium Test, a Policy's Death Benefit will not be less than the Policy's Cash Value times the corridor factor under the Code. The corridor factors, which require that the Death Benefit be greater than the Policy's

Cash Value by a percentage that decreases over time, are shown in your Policy. The following is a summary of the percentages. For attained ages not shown, the percentages decline pro rata each year.


     ATTAINED AGE
OF THE YOUNGER INSURED    CORRIDOR FACTORS
----------------------    ----------------


         0-40                   250%
          45                    215%
          50                    185%
          55                    150%
          60                    130%
          65                    120%
          70                    115%
          75                    105%
          95+                   100%


The investment performance of the Funds, expenses and deduction of charges all impact Cash Value. In some circumstances, the Death Benefit may vary with the amount of the Cash Value. Under Death Benefit Option 1, the Death Benefit will vary with the Cash Value whenever the Cash Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Cash Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Cash Value as of the date of the last Insured's death (or if greater, the Minimum Amount Insured as of the date of the last Insured's death). Finally, if the investment performance of the Funds is too low and the Cash Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under each Death Benefit Option. The examples assumes two Insureds, both age 40, a Minimum Amount Insured of 250% of Cash Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit of the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Cash Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Cash Value of the Policy (determined on the date of the last Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Cash Value).

EXAMPLE ONE. If the Cash Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Cash Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Cash Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Cash Value ($50,000 + $60,000 = $110,000).

                        CHANGING THE DEATH BENEFIT OPTION

You may change the Death Benefit Option by sending a written request to the Company. With some changes from Option 2 (Variable Benefit) to Option 1 (Level Benefit), involving substantially funded Policies, there may be a cash distribution, which is included in gross income. A change from Option 1 to Option 2 will not be permitted if the change results in a Stated Amount of less than $10,000. A change from Option 1 to Option 2 is also subject to underwriting. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before making any change.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the last Insured's death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insureds, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is alive when the last Insured has died, the Death Benefit will be paid to the Policy Owner, if alive, otherwise, the Death Benefit will be paid to the Policy Owner's estate. In addition, we may defer payment of proceeds that exceed the Cash Value for up to six months from the date of the request for the payment.

If one or both of the Insureds commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply. (See "Limits on Right to Contest and Suicide Exclusion.") In addition, if the last Insured dies during the 31-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Monthly Deduction Amount that is due and unpaid.

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company's PAYMENT OPTIONS. We may defer payment of proceeds, which exceed the Death Benefit for up to six months from the date of the request for payment. A combination of options may be used. The minimum amount that may be placed under a Payment Option is $5,000 unless we consent to a lesser amount. Proceeds applied under a Payment Option will no longer be affected by the investment experience of the Investment Options.

The following Payment Options are available under the Policy:

     OPTION 1 -- Payments of a fixed amount

     OPTION 2 -- Payments for a fixed period

     OPTION 3 -- Amounts Held at Interest

     OPTION 4 -- Monthly Life Income

     OPTION 5 -- Joint and Survivor Level Amount Monthly Life Income

     OPTION 6 -- Joint and Survivor Monthly Life Income-Two-thirds to Survivor

     OPTION 7 -- Joint and Last Survivor Monthly Life Income-Monthly Payment
                 Reduces on Death of First Person Named

     OPTION 8 -- Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $100, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                              BENEFITS AT MATURITY

--------------------------------------------------------------------------------

If your Policy is in effect on the Maturity Date, we will pay the Policy's Cash Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

We offer two riders, the Maturity Extension Rider and the Coverage Extension Rider that may extend your coverage beyond the Policy's Maturity Date. However, the tax consequences of continuing the Policy beyond the Maturity Date are unclear. You should consult your tax adviser before electing the rider to assess any potential tax liability. Details about these riders are in the "Other Benefits -- Riders" section below.

                                 OTHER BENEFITS

--------------------------------------------------------------------------------

                                 EXCHANGE OPTION

Once the Policy is in effect, you may exchange it during the first two (2) Policy Years for a form of non-variable survivorship life insurance issued by the Company (or an affiliated company, if allowed by state law) on the lives of the Insureds. Benefits under the new life insurance policy will be as described in that policy. No evidence of insurability will be required. The Stated Amount will be the same for each Policy. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange. In addition, there may be an equitable adjustment in payments and Cash Values to reflect variance, if any, in the payments (and charges) and Cash Values under this policy and the new policy. If you make an exchange, the current Cash Value of this Policy will be increased by the cost of insurance charges assessed under the Policy since the Policy Date. This amount is then used to purchase the non-variable permanent survivorship life insurance (new policy). We will then adjust the new policy for insurance charges that would have been paid had you originally purchased the new policy (with the same Stated Amount as the old Policy) on the Policy Date of this Policy. If these adjustments result in the Policy not qualifying as life insurance under applicable federal tax laws, we may make a cash distribution to you, which may be taxable.

                    RIDERS (SUPPLEMENTAL INSURANCE BENEFITS)

You may elect to have one or more of the following Riders added to your Policy. There may be costs associated with these Riders. Certain Riders may not be available in all states. The descriptions below are intended to be general; the terms of the Riders providing the additional benefits may vary from state to state, and you should consult the Policy and Rider.




ANNUAL RENEWABLE TERM RIDER        Provides additional death benefit on one or both Insureds
                                   (one rider per Insured), payable at death of covered
                                   Insured.
COST OF LIVING ADJUSTMENT RIDER    Allows automatic increases in the face amount based on
                                   increases in the Consumer Price Index.
COVERAGE EXTENSION RIDER           The Coverage Extension Rider allows the policy to
  (AVAILABLE ONLY IF BOTH          continue in force beyond the Maturity Date. The policy
  INSUREDS' ISSUE AGE IS 80 OR     will be continued until the earlier of the last Insured's
  LESS)                            Death or the receipt of a request for full surrender. The
                                   Death Benefit after the Maturity Date will be equal to
                                   the Amount Insured as of the date of Death, minus any
                                   loan amount due and any amounts payable under a
                                   collateral assignment of the policy. After the Maturity
                                   Date, Interest on loans will continue to accrue and will
                                   be added to the total Loan Account value, and loan
                                   repayments will be accepted. New loans, partial
                                   surrenders and transfers among the Investment Options
                                   (funds) will continue to be permitted after the Maturity
                                   Date. There is no charge for this rider.
ESTATE PROTECTION RIDER            Provides additional Death Benefit in the first four
                                   Policy Years, which can be used for estate taxes if
                                   Policy proceeds are included in the estate of the
                                   surviving spouse. Benefits are paid whether or not they
                                   are needed for estate tax payment.

FULL SURRENDER CHARGE WAIVER       For policies with a minimum initial premium of $50,000,
  RIDER                            --allows the surrender charges to be waived if the policy
                                   is fully surrendered during the first five policy years.
                                   There is a charge for this rider.
LAPSE PROTECTION GUARANTEE RIDER   The 10 Year Lapse Protection Guarantee Rider is only
  (10 YEAR AND 20 YEAR)            available with Death Benefit Option 1 (Level). It is not
                                   available with Death Benefit Option 2 (Increasing). The
                                   20 Year Lapse Protection Guarantee is available with
                                   Death Benefit Option 2 (Increasing). The Rider provides
                                   that if, during the first 10 Policy Years or first 20
                                   Policy Years, as applicable, the total premiums paid,
                                   less any outstanding loans or partial surrenders equals
                                   or exceeds the cumulative Monthly Lapse Protection
                                   Premium shown in the Policy, a Lapse Protection Guarantee
                                   will apply. With this Rider, the Policy will not lapse on
                                   a Monthly Deduction Day even if the Cash Surrender Value
                                   is not enough to cover the Monthly Deduction Amount due.
                                   The Monthly Lapse Protection Premium will change to
                                   reflect any changes you make to the Stated Amount or
                                   Riders under the Policy. If you make a change, we will
                                   send you an updated Policy Summary page showing you the
                                   new Monthly Lapse Protection Premium that must be met.
                                   This rider ends after 10 or 20 years. This Rider may be
                                   cancelled if you switch to Death Benefit Option 2.
MATURITY EXTENSION RIDER           The Maturity Extension Rider allows the policy to
  (AVAILABLE ONLY IF EITHER        continue in force beyond the Maturity Date. The policy
  INSURED'S ISSUE AGE IS BETWEEN   will be continued until the earlier of the last Insured's
  81-85)                           Death or the receipt of a request for full surrender. The
                                   Death Benefit after the Maturity Date will be equal to
                                   the Cash Value as of the date of Death, minus any Loan
                                   Account value and any amounts payable under a collateral
                                   assignment of the policy. After the Maturity Date,
                                   Interest on loans will continue to accrue and will be
                                   added to the total Loan Account value, and loan
                                   repayments will be accepted. New loans, partial
                                   surrenders and transfers among the Investment Options
                                   (funds) will continue to be permitted after the Maturity
                                   Date. There is no charge for this rider.
POLICY SPLIT OPTION RIDER          Splits Cash Value and Death Benefit into two equal
                                   individual non-term life insurance policies at the
                                   attained age of the insured without evidence of
                                   insurability in the event of divorce (two-year waiting
                                   period) or the repeal of the Unlimited Marital Deduction.
                                   There is no charge for this rider.
POLICY SPLIT OPTION PLUS RIDER     Splits Cash Value and Death Benefit into two equal
                                   individual non-term life insurance policies at the
                                   attained age of the insured without evidence of
                                   insurability in the event of divorce or the repeal of the
                                   Unlimited Marital Deduction. There is a charge for this
                                   rider.
RETURN OF PREMIUM RIDER            Provides annual increases to the Stated Amount of the
                                   Policy on each Policy Anniversary. No evidence of
                                   insurability is required. The amount of each annual
                                   increase will be equal to the sum of the total amount of
                                   increases that have been provided under this Rider as of
                                   the preceding Policy Anniversary, multiplied by the
                                   Return of Premium Rate shown in the Rider; plus the total
                                   premiums received by us and applied to the Policy during
                                   the preceding Policy Year, multiplied by 100% plus the
                                   Return of Premium Rate. There is a maximum sum of
                                   increases provided under this Rider and once the maximum
                                   is reached, no further increases will be allowed. There
                                   is a charge for this Rider.
SCHEDULED INCREASE OPTION RIDER    Can automatically increase coverage by 1% to 5% per year.

                                POLICY SURRENDERS

--------------------------------------------------------------------------------


You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Cash Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options and The Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Cash Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy's Cash Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. Under Option 1 (the Level Option), the Policy's Stated Amount will be reduced by the surrender amount. Under Option 2 (the Variable Option), the Policy's Cash Value, which is part of the Death Benefit, will be reduced by the surrender amount. We may require you to return the Policy to record this reduction.

                                  POLICY LOANS

--------------------------------------------------------------------------------


While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Value, minus surrender charges and any other Outstanding Loans. We determine Cash Value on the day we receive the written loan request. We will charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account. We make the transfer from the Investment Options on a pro rata basis, unless you give us different allocation instructions. The portion of the loan transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date we receive your request. A loan from the Fixed Account in an amount greater than this proportionate amount is not permitted.

     - Amounts in the Loan Account earn interest at a rate of 4% per year in arrears.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in advance, at the beginning of each Policy Year, at the rate shown below. (The rate may be different in some states, please see your Policy.) Interest not paid when due will be added to the amount of the loan, and will bear interest at the same rate (resulting in an effective annual loan interest rate of 6.00% in the first 15 Policy Years, and 4% thereafter, on the loan amount outstanding at the beginning of the Policy Year). When you take a loan, we will calculate an interest charge from the date of the loan until the beginning of the next Policy Year, at the rate shown below, and we will add that interest to the amount of your loan. You may choose to pay this interest in order to avoid any additional interest charge thereon. We will transfer the amount of the unpaid interest from the Investment Options on a pro rata basis. The portion of the unpaid loan interest transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Cash Value of the Policy as of the date the unpaid loan interest is added to the Outstanding Loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request. The table below shows the interest rates we will charge.



POLICY YEARS    RATE CHARGED
------------    ------------


   1 -- 15          5.66%
16 and later        3.85%


     - You may repay all or a part of your Outstanding Loans at any time while any Insured is alive by sending the repayment to our Home Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a premium payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Option based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Cash Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Cash Value when you surrender the Policy and from the Death Benefit proceeds payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceed the Cash Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period. See "Lapse and Reinstatement."

                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.


There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See "Tax Treatment of Policy Benefits." In addition, the tax consequences of a loan after the fourteenth Policy Year are uncertain.

You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Cash Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the last Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

                        LAPSE PROTECTION GUARANTEE RIDER

This 10 Year rider is available only with Death Benefit Option 1 (the Level Option). The 20 Year Rider is available with Death Benefit Options 1 and 2. The (10 Year and 20 Year) Riders provide that if, during the first 10 Policy Years or first 20 Policy Years, as applicable, the total premiums paid, less any outstanding loans or partial surrenders, equals or exceeds the cumulative Monthly Lapse Protection Premium shown in the Policy, a Lapse Protection Guarantee will apply. The Monthly Lapse Protection Premium is primarily based on the sex, underwriting classifications, and Ages of the Insureds and the Stated Amount of the Policy. With these Riders, the Policy will not lapse on a monthly deduction day even if the Cash Surrender Value is not enough to cover the Monthly Deduction Amount due.

The Monthly Lapse Protection Premium will change to reflect any increases you make to the Stated Amount or changes to Riders under the Policy. If you make a change, we will send you an updated Policy Summary page showing the new Monthly Lapse Protection Premium that must be met. The 10 Year Rider will be cancelled if you switch to Death Benefit Option 2 (the Variable Option).

State law may affect the availability and some of the terms of this Rider.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts;

     (5)  you pay the amount of any outstanding loan.

Upon reinstatement, the Policy's Cash Value will be the amount provided by the Premium Payments you made, plus any Cash Value as of the date of lapse.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISOR SHOULD BE CONSULTED.


IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.


                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:


     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)


     - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)


     - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)


Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION


In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.



The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with the diversification requirements.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.


In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.


In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST


If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible.


INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY


Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

                               INSURABLE INTEREST

The Owner must have an insurable interest in the lives of the Insureds in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for Federal income tax purposes. State laws on this subject vary widely, but typically require that the Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the last Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Owner, not the life insurance carrier, to determine the existence of insurable interest in the lives of the Insureds under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Accounts.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

--------------------------------------------------------------------------------

                                  DISTRIBUTION


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.



We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.


                                  COMPENSATION


Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds for providing administrative, marketing and other support and services to the Funds.


Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modification, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.


We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Cash Value. To the extent permitted by NASD rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 128.25% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewable premium paid after Policy Year 1. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.



SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.



Registered representatives of our affiliate, MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representative to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates New England Securities Corporation, MetLife Securities, Inc. and Walnut Street Securities, Inc. See the Statement of Additional Information -- "UNDERWRITING AND DISTRIBUTION AGREEMENTS" for a list of the broker-dealer firms that received compensation during 2006, as well as the range of additional compensation paid.


                            OTHER POLICY INFORMATION

--------------------------------------------------------------------------------




                              VALUATION AND PAYMENT


You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the last Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT



We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:



     (1) the New York Stock Exchange or any stock exchange in which a Fund invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or



     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in a Fund or disposal of securities is not reasonably practicable.



Allocations and transfers to, and deductions and transfers from, a Fund may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.



We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                                POLICY STATEMENTS

We will maintain all records relating to the separate accounts, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Cash Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;


     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;


     - the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Cash Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the lifetime of at least one of the Insured's for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if one or both of the Insureds commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the

Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Contract.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------



The financial statements of MetLife of CT Fund UL for Variable Life Insurance and MetLife of CT Fund UL II for Variable Life Insurance included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The financial statements of the Company are in the applicable Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.


ILLUSTRATION OF POLICY BENEFITS


In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time. We have included an example of such an illustration as Appendix C to this prospectus.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

AGE -- each Insured's age as of that Insured's last birthday.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Cash Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Cash Value (determined as of the date of the last Insured's death) or, if greater, the Minimum Amount Insured.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the last Insured.

CASH SURRENDER VALUE -- the Cash Value less any Outstanding Loans and applicable surrender charges.

CASH VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value.

CODE -- The Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. The name of the Company that issued your Policy appears on your Policy and is determined primarily by the state where you purchased the Policy.

COMPANY'S HOME OFFICE -- the Company's home offices located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.

COST OF INSURANCE CHARGE -- A charge that reflects, among other things, the anticipated mortality of the Insureds.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the last Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Cash Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- An account that consists of the Company's assets other than those held in any separate account.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY (IES) -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut depending on which company issues your Policy.

INSURED(S) -- the two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS -- the segments of the separate account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- Either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. The name of the Issuing Company appears on your Policy and is determined primarily by the state where you purchased the Policy.

LAST INSURED -- The Insured who dies second.

LOAN ACCOUNT -- an account in the Company's general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.


MATURITY BENEFIT -- An amount equal to the Policy's Cash Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if an Insured is living on the Maturity Date.


MATURITY DATE -- The anniversary of the Policy Date on which the youngest of the Insureds is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Cash Value determined as of the first day of the Policy Month and is shown in the Policy.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK -- the Death Benefit minus the Cash Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- Amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY --MetLife Variable Survivorship Life II, an individual variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g., Deduction Days, Policy Years).

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insureds; the Policy Owner may or may not be an Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM ALLOCATION INSTRUCTIONS -- the instructions you provide us to allocate your Premium Payments among the Investment Options and/or Fixed Account. You may change your Premium Allocation Instructions by written direction.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.

SEPARATE ACCOUNT(S) -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

TERM AMOUNT -- the amount of insurance provided by the Rider.

UNDERWRITING PERIOD -- the time period from when we receive a completed Application until the Issue Date.

VALUATION DATE -- a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------



                     ADDITIONAL INFORMATION REGARDING FUNDS



CERTAIN FUNDS were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.



FUND NAME CHANGES




                 FORMER NAME                                     NEW  NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




FUND MERGERS/REORGANIZATIONS



The following former Funds were merged with and into the new Funds and/or reorganized into a new Trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single Share Class)        Value Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- (Single Share Class)       Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- (Single Share Class)       Portfolio -- Class I
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio -- Class II                   Income Portfolio -- Class II

FUND SUBSTITUTIONS



The following new Funds were substituted for the former Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Emerging Markets Portfolio                     MFS(R) Emerging Markets Equity
                                                    Portfolio -- Class A
DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A             Russell 2000(R) Index Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B

                                   APPENDIX C

--------------------------------------------------------------------------------


                           HYPOTHETICAL ILLUSTRATIONS


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Hypothetical illustrations are provided for Policies issued by each Company because the representative insured differs between the Companies due to differences in the individual characteristics of the owners of each Company's Policies. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 10%. For each Company the first example illustrates that the maximum Guaranteed Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the current Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 6.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge and separate account expense charge, and (iii) an arithmetic average of Fund expenses.


The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance. There is no distinction between current and guaranteed policy administrative expense charges. Both charges are deducted monthly pro rata from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 0.10%, respectively, for the first fifteen Policy Years; thereafter they are 0.35% and 0.00%, respectively. Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.


After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -1.82%, 4.18% and 8.18%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.27%, 4.73% and 8.73%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.


The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Separate Account. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 10% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 10%.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Male Preferred Nonsmoker Age 55 and Female Preferred Nonsmoker Age 55 Stated Amount 4,200,000
Annual Premium $15,000.00



       TOTAL
      PREMIUMS         DEATH BENEFIT               CASH VALUE        CASH SURRENDER VALUE
      WITH 5%  ----------------------------- ---------------------- ---------------------
YEAR  INTEREST     0%        6%       10%      0%      6%     10%     0%     6%     10%
---- --------- --------- --------- --------- ------ ------- ------- ------ ------ -------


  1     15,750 4,200,000 4,200,000 4,200,000 12,130  12,920  13,447      0      0       0
  2     32,288 4,200,000 4,200,000 4,200,000 23,540  25,865  27,468      0      0       0
  3     49,652 4,200,000 4,200,000 4,200,000 34,134  38,723  41,997      0      0       0
  4     67,884 4,200,000 4,200,000 4,200,000 43,804  51,366  56,947      0      0       0
  5     87,029 4,200,000 4,200,000 4,200,000 52,416  63,630  72,196      0      0       0
  6    107,130 4,200,000 4,200,000 4,200,000 59,799  75,306  87,574      0  4,662  16,930
  7    128,237 4,200,000 4,200,000 4,200,000 67,228  87,667 104,420  3,640 24,079  40,832
  8    150,398 4,200,000 4,200,000 4,200,000 72,878  98,863 120,943 16,346 42,331  64,411
  9    173,668 4,200,000 4,200,000 4,200,000 76,362 108,422 136,691 26,928 58,988  87,257
 10    198,102 4,200,000 4,200,000 4,200,000 77,241 115,792 151,121 34,863 73,414 108,743
 15    339,862 4,200,000 4,200,000 4,200,000 23,749  94,780 177,263 16,693 87,724 170,207
 20    520,789         0         0         0      0       0       0      0      0       0
 25    751,702         0         0         0      0       0       0      0      0       0
 30  1,046,412         0         0         0      0       0       0      0      0       0
 35  1,422,545         0         0         0      0       0       0      0      0       0
 40  1,902,596         0         0         0      0       0       0      0      0       0
 45  2,515,277         0         0         0      0       0       0      0      0       0



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male Preferred Nonsmoker Age 55 and Female Preferred Nonsmoker Age 55

Stated Amount 4,200,000

Annual Premium $15,000.00



       TOTAL
      PREMIUMS         DEATH BENEFIT                CASH VALUE         CASH SURRENDER VALUE
      WITH 5%  ----------------------------- ----------------------- -----------------------
YEAR  INTEREST     0%        6%       10%       0%      6%     10%      0%      6%     10%
---- --------- --------- --------- --------- ------- ------- ------- ------- ------- -------


  1     15,750 4,200,000 4,200,000 4,200,000  12,223  13,016  13,545       0       0       0
  2     32,288 4,200,000 4,200,000 4,200,000  23,945  26,289  27,905       0       0       0
  3     49,652 4,200,000 4,200,000 4,200,000  35,121  39,773  43,090       0       0       0
  4     67,884 4,200,000 4,200,000 4,200,000  45,716  53,431  59,120       0       0       0
  5     87,029 4,200,000 4,200,000 4,200,000  55,684  67,215  76,007       0       0       0
  6    107,130 4,200,000 4,200,000 4,200,000  64,918  81,008  93,701       0  10,364  23,057
  7    128,237 4,200,000 4,200,000 4,200,000  74,866  96,294 113,781  11,278  32,706  50,193
  8    150,398 4,200,000 4,200,000 4,200,000  83,888 111,458 134,735  27,356  54,926  78,203
  9    173,668 4,200,000 4,200,000 4,200,000  91,906 126,400 156,541  42,472  76,966 107,107
 10    198,102 4,200,000 4,200,000 4,200,000  98,803 140,977 179,138  56,425  98,599 136,760
 15    339,862 4,200,000 4,200,000 4,200,000 110,317 200,687 299,277 103,261 193,631 292,221
 20    520,789 4,200,000 4,200,000 4,200,000  66,931 218,042 423,953  66,931 218,042 423,953
 25    751,702         0 4,200,000 4,200,000       0 148,204 523,806       0 148,204 523,806
 30  1,046,412         0         0 4,200,000       0       0 573,055       0       0 573,055
 35  1,422,545         0         0 4,200,000       0       0 504,261       0       0 504,261
 40  1,902,596         0         0 4,200,000       0       0  88,371       0       0  88,371
 45  2,515,277         0         0         0       0       0       0       0       0       0



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT



                          VARIABLE SURVIVORSHIP LIFE II


                           LEVEL DEATH BENEFIT OPTION


                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES



Male Preferred Nonsmoker Age 50 and Female Preferred Nonsmoker Age 50 Stated Amount 4,200,000
Annual Premium $15,000.00




       TOTAL
      PREMIUMS         DEATH BENEFIT                CASH VALUE         CASH SURRENDER VALUE
      WITH 5%  ----------------------------- ----------------------- -----------------------
YEAR  INTEREST     0%        6%       10%       0%      6%     10%      0%      6%     10%
---- --------- --------- --------- --------- ------- ------- ------- ------- ------- -------


  1     15,750 4,200,000 4,200,000 4,200,000  12,753  13,564  14,104       0       0       0
  2     32,288 4,200,000 4,200,000 4,200,000  25,062  27,475  29,138       0       0       0
  3     49,652 4,200,000 4,200,000 4,200,000  36,882  41,695  45,124       0       0       0
  4     67,884 4,200,000 4,200,000 4,200,000  48,157  56,170  62,071       0       0       0
  5     87,029 4,200,000 4,200,000 4,200,000  58,824  70,834  79,983       0   6,112  15,261
  6    107,130 4,200,000 4,200,000 4,200,000  68,803  85,606  98,845   9,961  26,764  40,003
  7    128,237 4,200,000 4,200,000 4,200,000  79,007 101,421 119,690  26,045  48,459  66,728
  8    150,398 4,200,000 4,200,000 4,200,000  88,334 117,189 141,524  41,252  70,107  94,442
  9    173,668 4,200,000 4,200,000 4,200,000  96,676 132,788 164,310  55,474  91,586 123,108
 10    198,102 4,200,000 4,200,000 4,200,000 103,894 148,052 187,969  68,572 112,730 152,647
 15    339,862 4,200,000 4,200,000 4,200,000 114,570 209,150 312,298 108,690 203,270 306,418
 20    520,789 4,200,000 4,200,000 4,200,000  46,095 202,077 416,533  46,095 202,077 416,533
 25    751,702         0         0 4,200,000       0       0 359,284       0       0 359,284
 30  1,046,412         0         0         0       0       0       0       0       0       0
 35  1,422,545         0         0         0       0       0       0       0       0       0
 40  1,902,596         0         0         0       0       0       0       0       0       0
 45  2,515,277         0         0         0       0       0       0       0       0       0
 50  3,297,231         0         0         0       0       0       0       0       0       0





These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES


Male Preferred Nonsmoker Age 50 and Female Preferred Nonsmoker Age 50


Stated Amount 4,200,000

Annual Premium $15,000.00



       TOTAL
      PREMIUMS         DEATH BENEFIT                 CASH VALUE           CASH SURRENDER VALUE
      WITH 5%  ----------------------------- ------------------------- -------------------------
YEAR  INTEREST     0%        6%       10%       0%      6%      10%       0%      6%      10%
---- --------- --------- --------- --------- ------- ------- --------- ------- ------- ---------


  1     15,750 4,200,000 4,200,000 4,200,000  12,803  13,615    14,157       0       0         0
  2     32,288 4,200,000 4,200,000 4,200,000  25,269  27,692    29,362       0       0         0
  3     49,652 4,200,000 4,200,000 4,200,000  37,385  42,230    45,681       0       0         0
  4     67,884 4,200,000 4,200,000 4,200,000  49,126  57,216    63,173       0       0         0
  5     87,029 4,200,000 4,200,000 4,200,000  60,459  72,630    81,893       0   7,908    17,171
  6    107,130 4,200,000 4,200,000 4,200,000  71,335  88,430   101,883  12,493  29,588    43,041
  7    128,237 4,200,000 4,200,000 4,200,000  82,739 105,644   124,278  29,777  52,682    71,316
  8    150,398 4,200,000 4,200,000 4,200,000  93,562 123,194   148,119  46,480  76,112   101,037
  9    173,668 4,200,000 4,200,000 4,200,000 103,759 141,043   173,470  62,557  99,841   132,268
 10    198,102 4,200,000 4,200,000 4,200,000 113,246 159,104   200,361  77,924 123,782   165,039
 15    339,862 4,200,000 4,200,000 4,200,000 145,797 248,061   357,777 139,917 242,181   351,897
 20    520,789 4,200,000 4,200,000 4,200,000 143,325 326,137   564,353 143,325 326,137   564,353
 25    751,702 4,200,000 4,200,000 4,200,000  93,722 374,079   830,627  93,722 374,079   830,627
 30  1,046,412         0 4,200,000 4,200,000       0 383,196 1,197,463       0 383,196 1,197,463
 35  1,422,545         0 4,200,000 4,200,000       0 292,311 1,697,462       0 292,311 1,697,462
 40  1,902,596         0         0 4,200,000       0       0 2,377,949       0       0 2,377,949
 45  2,515,277         0         0 4,200,000       0       0 3,346,651       0       0 3,346,651
 50  3,297,231         0         0 5,005,755       0       0 5,005,755       0       0 5,005,755



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut or MetLife Life & Annuity Company of Connecticut, One Cityplace, 185 Asylum Street 3CP, Hartford, CT 06103-3415, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

To obtain free copies of personalized illustrations of Death Benefits, cash surrender values, and cash values please contact your agent or registered representative.

The SAI contains additional information about the Policy and the Company and can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Company are available on the Commission's Internet site at http://www.sec.gov and that copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-03927 and 811-07411

Book 45                                                                    04/07

ANNUAL REPORT
December 31, 2006











                              MetLife of CT Fund UL
                           for Variable Life Insurance
                                       of
                    MetLife Insurance Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policyholders of
MetLife of CT Fund UL for Variable Life Insurance and the Board of Directors of MetLife Insurance Company of Connecticut:

     We have audited the accompanying statement of assets and liabilities of the Investment Options (as disclosed in Appendix A) comprising MetLife of CT Fund UL for Variable Life Insurance (formerly, The Travelers Fund UL for Variable Life Insurance) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Options comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AllianceBernstein Large-Cap Growth Investment Option (Class B) American Funds Global Growth Investment Option (Class 2)
American Funds Growth Investment Option (Class 2)
American Funds Growth-Income Investment Option (Class 2)
Capital Appreciation Investment Option
Credit Suisse Trust Emerging Markets Investment Option
Delaware VIP REIT Investment Option (Standard Class)
Dreyfus Stock Index Investment Option (Initial Shares)
Dreyfus VIF Appreciation Investment Option (Initial Shares)
Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
DWS VIT Small Cap Index Investment Option (Class A)
FTVIPT Franklin Small-Mid Cap Growth Securities Investment
  Option (Class 2)
FTVIPT Mutual Shares Securities Investment Option (Class 2)
FTVIPT Templeton Developing Markets Securities Investment
  Option (Class 2)
FTVIPT Templeton Foreign Securities Investment Option (Class 2) FTVIPT Templeton Global Asset Allocation Investment Option
  (Class 1)
FTVIPT Templeton Global Income Securities Investment Option (Class 1) FTVIPT Templeton Growth Securities Investment Option - Class 1
  Shares
Goldman Sachs Capital Growth Investment Option
High Yield Bond Investment Option
Janus Aspen Global Technology Investment Option (Service Shares) Janus Aspen Mid Cap Growth Investment Option (Service Shares)
Janus Aspen Worldwide Growth Investment Option (Service Shares) Lazard Retirement Small Cap Investment Option
LMPVPII Equity Index Investment Option (Class I)
LMPVPII Fundamental Value Investment Option
LMPVPIII Aggressive Growth Investment Option
LMPVPIII High Income Investment Option
LMPVPIII International All Cap Growth Investment Option
LMPVPIII Large Cap Growth Investment Option
LMPVPIII Large Cap Value Investment Option
LMPVPIV Multiple Discipline Investment Option-All Cap Growth
  and Value
LMPVPIV Multiple Discipline Investment Option-Balanced All Cap
  Growth and Value
Managed Assets Investment Option
MetLife Investment Diversified Bond Investment Option (Class I) MetLife Investment International Stock Investment Option (Class I) MetLife Investment Large Company Stock Investment Option
  (Class I)
MetLife Investment Small Company Stock Investment Option
  (Class I)
MIST Janus Capital Appreciation Investment Option (Class A)
MIST Legg Mason Partners Managed Assets Investment Option
  (Class A)
MIST Lord Abbett Bond Debenture Investment Option (Class A)
MIST Lord Abbett Growth and Income Investment Option (Class B)
MIST Met/AIM Capital Appreciation Investment Option (Class A)
MIST Met/AIM Small Cap Growth Investment Option (Class A)
MIST MFS(R) Value Investment Option (Class A)
MIST Neuberger Berman Real Estate Investment Option (Class A)
MIST Pioneer Fund Investment Option (Class A)
MIST Pioneer Strategic Income Investment Option (Class A)
MIST Third Avenue Small Cap Value Investment Option (Class B)
Money Market Investment Option
MSF BlackRock Aggressive Growth Investment Option (Class D)
MSF BlackRock Money Market Investment Option (Class A)
MSF FI Large Cap Investment Option (Class A)
MSF FI Value Leaders Investment Option (Class D)
MSF MetLife Aggressive Allocation Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option
MSF MFS(R) Total Return Investment Option (Class F)
MSF Oppenheimer Global Equity Investment Option (Class A)
MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
MSF Western Asset Management High Yield Bond Investment
  Option (Class A)
MSF Western Asset Management U.S. Government Investment
  Option (Class A)
PIMCO VIT Real Return Investment Option (Administrative Class)
PIMCO VIT Total Return Investment Option (Administrative Class) Pioneer Mid Cap Value VCT Investment Option (Class II)
Putnam VT Discovery Growth Investment Option (Class IB)
Putnam VT International Equity Investment Option (Class IB)
Putnam VT Small Cap Value Investment Option (Class IB)
The Merger Fund VL Investment Option
Travelers AIM Capital Appreciation Investment Option
Travelers Convertible Securities Investment Option
Travelers Equity Income Investment Option
Travelers Large Cap Investment Option
Travelers Managed Allocation Series: Aggressive Investment Option Travelers Managed Allocation Series: Conservative Investment
  Option
Travelers Managed Allocation Series: Moderate-Aggressive
  Investment Option
Travelers Managed Allocation Series: Moderate-Conservative
  Investment Option
Travelers MFS(R) Mid Cap Growth Investment Option
Travelers MFS(R) Total Return Investment Option
Travelers MFS(R) Value Investment Option
Travelers Pioneer Fund Investment Option
Travelers Pioneer Strategic Income Investment Option
Travelers Strategic Equity Investment Option
Travelers Style Focus Series: Small Cap Growth Investment Option Travelers U.S. Government Securities Investment Option
Van Kampen LIT Comstock Investment Option (Class II)
Van Kampen LIT Strategic Growth Investment Option (Class I)
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Total Stock Market Index Investment Option
VIP Asset Manager SM Investment Option (Initial Class)
VIP Contrafund(R) Investment Option (Service Class)
VIP Equity - Income Investment Option (Initial Class)
VIP Growth Investment Option (Initial Class)
VIP High Income Investment Option (Initial Class)
VIP Mid Cap Investment Option (Service Class 2)

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006


                                                                                 American Funds
                                           Dreyfus Stock Index  The Merger Fund  Global Growth     American Funds
                                            Investment Option   VL Investment  Investment Option Growth Investment
                                             (Initial Shares)       Option          (Class 2)     Option (Class 2)
                                            ------------------------------------------------------------------------
Assets:
  Investments at market value...............   $ 11,246,019      $     98,606     $  1,354,668      $  3,716,288
                                              -------------     -------------    -------------     -------------
      Total Assets..........................     11,246,019            98,606        1,354,668         3,716,288
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges.......................            476                 5               58               161
    Administrative charges..................             53                --                2                 8
                                              -------------     -------------    -------------     -------------
      Total Liabilities.....................            529                 5               60               169
                                              -------------     -------------    -------------     -------------
Net Assets:                                    $ 11,245,490      $     98,601     $  1,354,608      $  3,716,119
                                              =============     =============    =============     =============



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006



                                              American Funds    Credit Suisse     Dreyfus VIF       Dreyfus VIF
                                              Growth-Income     Trust Emerging    Appreciation   Developing Leaders
                                            Investment Option Markets Investment Investment OptionInvestment Option
                                                 (Class 2)          Option      (Initial Shares)  (Initial Shares)
                                            ------------------------------------------------------------------------
Assets:
  Investments at market value................  $  1,956,093      $    133,533     $      9,256      $    575,920
                                               ------------      ------------     ------------      ------------
      Total Assets...........................     1,956,093           133,533            9,256           575,920
                                               ------------      ------------     ------------      ------------
Liabilities:
  Payables:
    Insurance charges........................            84                 6               --                25
    Administrative charges...................             2                --               --                --
                                               ------------      ------------     ------------      ------------
      Total Liabilities......................            86                 6               --                25
                                               ------------      ------------     ------------      ------------
Net Assets:                                    $  1,956,007      $    133,527     $      9,256      $    575,895
                                               ============      ============     ============      ============


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                FTVIPT Franklin    FTVIPT Templeton                      FTVIPT Templeton   FTVIPT Templeton
                 DWS VIT         Small-Mid Cap    Developing Markets  FTVIPT Templeton    Global Asset       Global Income
             Small Cap Index   Growth Securities      Securities     Foreign Securities     Allocation         Securities
            Investment Option  Investment Option  Investment Option  Investment Option  Investment Option   Investment Option
                 (Class A)          (Class 2)          (Class 2)          (Class 2)          (Class 1)          (Class 1)
            ------------------ ------------------ ------------------ ------------------ ------------------ ------------------

               $  2,659,573       $    633,689       $    490,890       $  1,088,141       $  5,553,614       $    878,214

               ------------       ------------       ------------       ------------       ------------       ------------
                  2,659,573            633,689            490,890          1,088,141          5,553,614            878,214
               ------------       ------------       ------------       ------------       ------------       ------------


                        110                 28                 20                 46                211                 36
                          9                  1                 --                  3                 15                  3
               ------------       ------------       ------------       ------------       ------------       ------------
                        119                 29                 20                 49                226                 39
               ------------       ------------       ------------       ------------       ------------       ------------
               $  2,659,454       $    633,660       $    490,870       $  1,088,092       $  5,553,388       $    878,175
               ============       ============       ============       ============       ============       ============



                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                              Goldman Sachs   Janus Aspen Global     Janus Aspen         Janus Aspen
                                              Capital Growth      Technology        Mid Cap Growth     Worldwide Growth
                                                Investment     Investment Option   Investment Option  Investment Option
                                                  Option       (Service Shares)    (Service Shares)    (Service Shares)
                                            ---------------------------------------------------------------------------
Assets:
  Investments at market value...............   $    111,903      $     80,157        $    618,925        $    410,323
                                               ------------      ------------        ------------        ------------
      Total Assets..........................        111,903            80,157             618,925             410,323
                                               ------------      ------------        ------------        ------------
Liabilities:
  Payables:
    Insurance charges.......................              5                 4                  26                  18
    Administrative charges..................             --                --                   2                   1
                                               ------------      ------------        ------------        ------------
      Total Liabilities.....................              5                 4                  28                  19
                                               ------------      ------------        ------------        ------------
Net Assets:                                    $    111,898      $     80,153        $    618,897        $    410,304
                                               ============      ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                         LMPVPII           LMPVPIII           LMPVPIII           LMPVPIII           LMPVPIII
  LMPVPII Equity       Fundamental        Aggressive        High Income   International All Cap Large Cap Growth
 Index Investment   Value Investment  Growth Investment      Investment     Growth Investment      Investment
 Option (Class I)        Option             Option             Option             Option             Option
------------------ ------------------ ------------------ ------------------ ------------------ ------------------


   $  5,535,154       $  5,221,167       $  1,921,647       $  1,278,337       $     47,141       $  1,622,036
   ------------       ------------       ------------       ------------       ------------       ------------
      5,535,154          5,221,167          1,921,647          1,278,337             47,141          1,622,036
   ------------       ------------       ------------       ------------       ------------       ------------


            243                221                 81                 54                  2                 66
              9                 16                  1                  4                 --                  4
   ------------       ------------       ------------       ------------       ------------       ------------
            252                237                 82                 58                  2                 70
   ------------       ------------       ------------       ------------       ------------       ------------
   $  5,534,902       $  5,220,930       $  1,921,565       $  1,278,279       $     47,139       $  1,621,966
  =============      =============      =============      =============      =============      =============




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                                                    LMPVPIV         LMPVPIV Multiple
                                                 LMPVPIII    Multiple Discipline       Discipline         MIST Janus Capital
                                                Large Cap         Investment       Investment Option-        Appreciation
                                             Value Investment   Option-All Cap      Balanced All Cap      Investment Option
                                                  Option       Growth and Value     Growth and Value           (Class A)
                                            --------------------------------------------------------------------------------
Assets:

  Investments at market value...............  $ 2,195,336        $   138,738            $   174,101           $10,643,651
                                              -----------        -----------            -----------           -----------
      Total Assets..........................    2,195,336            138,738                174,101            10,643,651
                                              -----------        -----------            -----------           -----------
Liabilities:
  Payables:
    Insurance charges.......................           94                  6                      7                   430
    Administrative charges..................            9                 --                     --                    38
                                              -----------        -----------            -----------           -----------
      Total Liabilities....................          103                  6                      7                   468
                                              -----------        -----------            -----------           -----------
Net Assets:                                   $ 2,195,233        $   138,732            $   174,094           $10,643,183
                                              ===========        ===========            ===========           ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006



   MIST Legg Mason    MIST Lord Abbett   MIST Lord Abbett     MIST Met/AIM       MIST Met/AIM
   Partners Managed    Bond Debenture   Growth and Income Capital Appreciation Small Cap Growth   MIST MFS(R) Value
  Assets Investment      Investment         Investment         Investment         Investment         Investment
   Option (Class A)   Option (Class A)   Option (Class B)   Option (Class A)   Option (Class A)   Option (Class A)
  ------------------ ------------------ ------------------ ------------------ ------------------ ------------------


      $3,426,198         $  327,006          $  206,834          $2,884,159         $  176,208        $  206,437
      ----------         ----------          ----------          ----------         ----------        ----------
       3,426,198            327,006             206,834           2,884,159            176,208           206,437
      ----------         ----------          ----------          ----------         ----------        ----------


             130                 13                   9                 125                  7                 8
               7                 --                   1                  13                 --                --
      ----------         ----------          ----------          ----------         ----------        ----------
             137                 13                  10                 138                  7                 8
      ----------         ----------          ----------          ----------         ----------        ----------
      $3,426,061         $  326,993          $  206,824          $2,884,021         $  176,201        $  206,429
      ==========         ==========          ==========          ==========         ==========        ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                                DECEMBER 31, 2006



                                              MIST NEUBERGER         MIST         MIST PIONEER   MIST THIRD AVENUE
                                            BERMAN REAL ESTATE   PIONEER FUND   STRATEGIC INCOME  SMALL CAP VALUE
                                            INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                                 (CLASS A)         (CLASS A)        (CLASS A)         (CLASS B)
                                            ------------------------------------------------------------------------
ASSETS:
  Investments at market value............       $  467,069        $  393,375       $1,496,169       $  199,778
                                                ----------        ----------       ----------       ----------
      Total Assets ......................          467,069           393,375        1,496,169          199,778
                                                ----------        ----------       ----------       ----------
LIABILITIES:
  Payables:
  Insurance charges .....................               21                16               63                8
    Administrative charges ..............               --                 2                4               --
                                                ----------        ----------       ----------       ----------
      Total Liabilities .................               21                18               67                8
                                                ----------        ----------       ----------       ----------
NET ASSETS: .............................       $  467,048        $  393,357       $1,496,102       $  199,770
                                                ==========        ==========       ==========       ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006



       MetLife Investment  MetLife Investment  MetLife Investment   MetLife Investment     MSF BlackRock      MSF BlackRock
        Diversified Bond  International Stock  Large Company Stock  Small Company Stock  Aggressive Growth    Money Market
       Investment Option  Investment Option    Investment Option    Investment Option    Investment Option   Investment Option
            (Class I)          (Class I)          (Class I)          (Class I)               (Class D)          (Class A)
       ------------------ ------------------   ------------------   ------------------   ------------------  ------------------


          $     17,706       $     94,412         $     23,569         $    417,885        $    363,714        $  8,816,182
          ------------       ------------         ------------         ------------        ------------        ------------
                17,706             94,412               23,569              417,885             363,714           8,816,182
          ------------       ------------         ------------         ------------        ------------        ------------


                     1                  3                    1                   14                  16                 360
                    --                 --                   --                   --                  --                  17
          ------------       ------------         ------------         ------------        ------------        ------------
                     1                  3                    1                   14                  16                 377
          ------------       ------------         ------------         ------------        ------------        ------------
          $     17,705       $     94,409         $     23,568         $    417,871        $    363,698        $  8,815,805
          ============       ============         ============         ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                                                                                                MSF MetLife
                                                                      MSF FI            MSF MetLife            Conservative
                                             MSF FI Large Cap     Value Leaders      Aggressive Allocation       Allocation
                                            Investment Option   Investment Option    Investment Option        Investment Option
                                                 (Class A)           (Class D)            (Class B)              (Class B)
                                            -----------------------------------------------------------------------------------
Assets:
  Investments at market value.............      $6,100,669         $1,423,236           $  229,016             $   12,374
                                                ----------         ----------           ----------             ----------
      Total Assets........................       6,100,669          1,423,236              229,016                 12,374
                                                ----------         ----------           ----------             ----------
Liabilities:
  Payables:
    Insurance charges.....................             262                 61                   10                     --
    Administrative charges................              27                  2                    1                     --
                                                ----------         ----------           ----------             ----------
      Total Liabilities...................             289                 63                   11                     --
                                                ----------         ----------           ----------             ----------
Net Assets:                                     $6,100,380         $1,423,173           $  229,005             $   12,374
                                                ==========         ==========           ==========             ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006



     MSF MetLife                                MSF MetLife
   Conservative to      MSF MetLife             Moderate to          MSF MFS(R)         MSF Oppenheimer    MSF T. Rowe Price
 Moderate Allocation Moderate Allocation   Aggressive Allocation    Total Return         Global Equity      Large Cap Growth
  Investment Option  Investment Option       Investment Option   Investment Option     Investment Option   Investment Option
       (Class B)          (Class B)             (Class B)           (Class F)              (Class A)           (Class B)
  ------------------ ------------------    --------------------- ------------------    ------------------  ------------------

    $   60,881        $    70,671            $   730,551            $ 5,947,550            $13,582,172        $   243,885

    ----------        -----------            -----------            -----------            -----------        -----------
        60,881             70,671                730,551              5,947,550             13,582,172            243,885
    ----------        -----------            -----------            -----------            -----------        -----------


             2                  3                     27                    252                    526                 11
            --                 --                      1                     19                     43                 --
    ----------        -----------            -----------            -----------            -----------        -----------
             2                  3                     28                    271                    569                 11
    ----------        -----------            -----------            -----------            -----------        -----------
    $   60,879        $    70,668            $   730,523            $ 5,947,279            $13,581,603        $   243,874
    ==========        ===========            ===========            ===========            ===========        ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                               MSF Western        MSF Western         PIMCO VIT          PIMCO VIT
                                             Asset Management   Asset Management     Real Return        Total Return
                                             High Yield Bond    U.S. Government   Investment Option  Investment Option
                                            Investment Option  Investment Option   (Administrative    (Administrative
                                                 (Class A)          (Class A)           Class)             Class)
                                            --------------------------------------------------------------------------
Assets:
  Investments at market value.............        $  150,191        $3,151,661        $  405,632        $2,284,865
                                                  ----------        ----------        ----------        ----------
      Total Assets........................           150,191         3,151,661           405,632         2,284,865
                                                  ----------        ----------        ----------        ----------
Liabilities:
  Payables:
    Insurance charges.....................                 5               107                18               100
    Administrative charges................                --                10                 2                 3
                                                  ----------        ----------        ----------        ----------
      Total Liabilities...................                 5               117                20               103
                                                  ----------        ----------        ----------        ----------
Net Assets:                                       $  150,186        $3,151,544        $  405,612        $2,284,762
                                                  ==========        ==========        ==========        ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


   Pioneer Mid Cap      Putnam VT           Putnam VT           Putnam VT        Van Kampen LIT     Van Kampen LIT
      Value VCT      Discovery Growth  International Equity  Small Cap Value        Comstock       Strategic Growth
 Investment Option  Investment Option   Investment Option   Investment Option  Investment Option  Investment Option
     (Class II)         (Class IB)          (Class IB)          (Class IB)         (Class II)          (Class I)
 ------------------ ------------------ ------------------- ------------------ ------------------ ------------------


    $ 293,005            $ 30,431             $564,898         $739,152            $250,058            $165,079
    ---------            --------             --------         --------            --------            --------
      293,005              30,431              564,898          739,152             250,058             165,079
    ---------            --------             --------         --------            --------            --------


           12                   2                   25               31                  11                   7
           --                  --                    1                2                  --                  --
    ---------            --------             --------         --------            --------            --------
           12                   2                   26               33                  11                   7
    ---------            --------             --------         --------            --------            --------
    $ 292,993            $ 30,429             $564,872         $739,119            $250,047            $165,072
    =========            ========             ========         ========            ========            ========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                               Vanguard VIF   Vanguard VIF Total     VIP Asset
                                              Mid-Cap Index   Stock Market Index     Manager SM       VIP Contrafund(R)
                                                Investment        Investment     Investment Option   Investment Option
                                                  Option            Option         (Initial Class)     (Service Class)
                                            ------------------------------------------------------------------------
Assets:
  Investments at market value.............       $  520,196        $  297,644        $3,681,250          $1,684,743
                                                 ----------        ----------        ----------          ----------
      Total Assets........................          520,196           297,644         3,681,250           1,684,743
                                                 ----------        ----------        ----------          ----------
Liabilities:
  Payables:
    Insurance charges.....................               18                12               131                  71
    Administrative charges................                1                 1                 5                   2
                                                 ----------        ----------        ----------          ----------
      Total Liabilities...................               19                13               136                  73
                                                 ----------        ----------        ----------          ----------
Net Assets:                                      $  520,177        $  297,631        $3,681,114          $1,684,670
                                                 ==========        ==========        ==========          ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006



    VIP Equity-Income        VIP Growth        VIP High Income         VIP Mid Cap
  Investment Option    Investment Option    Investment Option    Investment Option
    (Initial Class)      (Initial Class)      (Initial Class)     (Service Class 2)
  ------------------   ------------------   ------------------   ------------------

     $ 12,821,647       $ 11,054,869          $  1,966,573          $    507,664
     ------------       ------------          ------------          ------------
       12,821,647         11,054,869             1,966,573               507,664
     ------------       ------------          ------------          ------------


              509                439                    76                    21
               42                 37                     6                    --
     ------------       ------------          ------------          ------------
              551                476                    82                    21
     ------------       ------------          ------------          ------------
     $ 12,821,096       $ 11,054,393          $  1,966,491          $    507,643
     ============       ============          ============          ============




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006


                                                                        The Merger    AllianceBernstein    American Funds
                                                 Dreyfus Stock Index     Fund VL      Large-Cap Growth     Global Growth
                                                  Investment Option     Investment   Investment Option   Investment Option
                                                   (Initial Shares)       Option          (Class B)           (Class 2)
                                                 ------------------------------------------------------------------------
Investment Income:
  Dividends .....................................      $  177,410      $       --       $       --         $   10,603
                                                       ----------      ----------       ----------         ----------
Expenses:
  Insurance charges .............................          82,325             814              536              9,534
  Administrative charges ........................           8,978              62               --                439
                                                       ----------      ----------       ----------         ----------
    Total expenses ..............................          91,303             876              536              9,973
                                                       ----------      ----------       ----------         ----------
      Net investment income (loss) ..............          86,107            (876)            (536)               630
                                                       ----------      ----------       ----------         ----------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..................              --           9,371               --                 --
    Realized gain (loss) on sale of
      investments ...............................         112,010           2,219           44,590             29,158
                                                       ----------      ----------       ----------         ----------
      Realized gain (loss) ......................         112,010          11,590           44,590             29,158
                                                       ----------      ----------       ----------         ----------
    Change in unrealized gain (loss)
      on investments ............................       1,262,627           3,845          (44,183)           187,736
                                                       ----------      ----------       ----------         ----------
  Net increase (decrease) in net assets
    resulting from operations ...................      $1,460,744      $   14,559       $     (129)        $  217,524
                                                       ==========      ==========       ==========         ==========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



  American Funds     American Funds         Capital      Credit Suisse Trust     Delaware         Dreyfus VIF
      Growth          Growth-Income      Appreciation     Emerging Markets       VIP REIT         Appreciation
Investment Option  Investment Option      Investment         Investment     Investment Option  Investment Option
     (Class 2)          (Class 2)           Option             Option        (Standard Class)   (Initial Shares)
------------------ ------------------ ------------------ ------------------ ------------------ ------------------

   $  28,018         $    28,770         $        --          $       650       $     6,012       $       112
   ---------         -----------         -----------          -----------       -----------       -----------

      26,303              14,535              27,131                  983               814                65
       1,394                 458               2,363                    4                10                --
   ---------         -----------         -----------          -----------       -----------       -----------
      27,697              14,993              29,494                  987               824                65
   ---------         -----------         -----------          -----------       -----------       -----------
         321              13,777             (29,494)                (337)            5,188                47
                                                                                                  -----------


      20,553              44,780             415,426                1,596            20,045                --

      39,371              58,275           1,657,857               14,808            18,683               133
   ---------         -----------         -----------          -----------       -----------       -----------
      59,924             103,055           2,073,283               16,404            38,728               133
   ---------         -----------         -----------          -----------       -----------       -----------

     235,489             134,034          (2,133,448)              14,903           (19,684)            1,010
   ---------         -----------         -----------          -----------       -----------       -----------

   $ 295,734         $   250,866         $   (89,659)         $    30,970       $    24,232       $     1,190
   =========         ===========         ===========          ===========       ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                                                                    FTVIPT Franklin
                                               Dreyfus VIF           DWS VIT         Small-Mid Cap       FTVIPT Mutual
                                            Developing Leaders   Small Cap Index   Growth Securities   Shares Securities
                                            Investment Option   Investment Option   Investment Option   Investment Option
                                             (Initial Shares)        (Class A)          (Class 2)           (Class 2)
                                            ------------------------------------------------------------------------
Investment Income:
  Dividends .............................       $   2,372            $  16,219        $      --            $      --
                                                ---------            ---------        ---------            ---------
Expenses:
  Insurance charges .....................           4,704               19,395            4,623                  366
  Administrative charges ................              59                1,656              214                   13
                                                ---------            ---------        ---------            ---------
    Total expenses ......................           4,763               21,051            4,837                  379
                                                ---------            ---------        ---------            ---------
      Net investment income (loss) ......          (2,391)              (4,832)          (4,837)                (379)
                                                ---------            ---------        ---------            ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........          49,063              108,507               --                   --
    Realized gain (loss) on sale of
      investments .......................           8,585               89,149            9,382               25,279
                                                ---------            ---------        ---------            ---------
      Realized gain (loss) ..............          57,648              197,656            9,382               25,279
                                                ---------            ---------        ---------            ---------
    Change in unrealized gain (loss)
      on investments ....................         (42,794)             198,574           38,844              (15,115)
                                                ---------            ---------        ---------            ---------
  Net increase (decrease) in net assets
    resulting from operations ...........       $  12,463            $ 391,398        $  43,389            $   9,785
                                                =========            =========        =========            =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

       FTVIPT             FTVIPT             FTVIPT             FTVIPT             FTVIPT
Templeton Developing Templeton Foreign  Templeton Global   Templeton Global   Templeton Growth     Goldman Sachs
 Markets Securities     Securities      Asset Allocation  Income Securities      Securities      Capital Growth
 Investment Option  Investment Option  Investment Option  Investment Option Investment Option -     Investment
      (Class 2)          (Class 2)          (Class 1)          (Class 1)       Class 1 Shares         Option
 ------------------ ------------------ ------------------ ------------------ ------------------ ------------------

    $    2,569          $    10,804      $   362,021          $    27,031      $   183,342           $       138
    ----------          -----------      -----------          -----------      -----------           -----------

         2,158                7,016           34,791                6,406           75,900                   940
            --                  462            2,360                  611            6,157                     8
    ----------          -----------      -----------          -----------      -----------           -----------
         2,158                7,478           37,151                7,017           82,057                   948
    ----------          -----------      -----------          -----------      -----------           -----------
           411                3,326          324,870               20,014          101,285                  (810)
    ----------          -----------      -----------          -----------      -----------           -----------


            --                   --          313,128                   --          451,754                    --

         6,347                4,171           40,848               20,957        2,692,317                 3,517
    ----------          -----------      -----------          -----------      -----------           -----------
         6,347                4,171          353,976               20,957        3,144,071                 3,517
    ----------          -----------      -----------          -----------      -----------           -----------

        73,603              163,198          262,080               59,791       (1,260,804)                6,834
    ----------          -----------      -----------          -----------      -----------           -----------

    $   80,361          $   170,695      $   940,926          $   100,762      $ 1,984,552           $     9,541
    ==========          ===========      ===========          ===========      ===========           ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                                                 Janus Aspen        Janus Aspen         Janus Aspen
                                             High Yield Bond  Global Technology    Mid Cap Growth     Worldwide Growth
                                                Investment    Investment Option   Investment Option  Investment Option
                                                  Option       (Service Shares)   (Service Shares)    (Service Shares)
                                            ------------------------------------------------------------------------
Investment Income:
  Dividends .............................       $  9,052             $     --          $     --             $  5,948
                                                --------             --------          --------             --------
Expenses:
  Insurance charges .....................            269                  746             4,597                2,877
  Administrative charges ................             --                   38               313                  138
                                                --------             --------          --------             --------
    Total expenses ......................            269                  784             4,910                3,015
                                                --------             --------          --------             --------
      Net investment income (loss) ......          8,783                 (784)           (4,910)               2,933
                                                --------             --------          --------             --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........            722                   --                --                   --
    Realized gain (loss) on sale of
      investments .......................          3,801                3,432            19,374                1,269
                                                --------             --------          --------             --------
      Realized gain (loss) ..............          4,523                3,432            19,374                1,269
                                                --------             --------          --------             --------
    Change in unrealized gain (loss)
      on investments ....................         (9,786)               2,020            56,737               54,076
                                                --------             --------          --------             --------
  Net increase (decrease) in net assets
    resulting from operations ...........       $  3,520             $  4,668          $ 71,201             $ 58,278
                                                ========             ========          ========             ========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


     Lazard             LMPVPII            LMPVPII           LMPVPIII           LMPVPIII           LMPVPIII
Retirement Small     Equity Index    Fundamental Value  Aggressive Growth     High Income   International All Cap
 Cap Investment    Investment Option     Investment         Investment         Investment      Growth Investment
     Option            (Class I)           Option             Option             Option              Option
----------------- ------------------ ------------------ ------------------ ------------------ ------------------

   $      --         $  85,328           $  80,456        $      --            $  97,187         $     926
   ---------         ---------           ---------        ---------            ---------         ---------

         807            41,234              39,289           13,398                9,993               326
          --             1,460               2,993              160                  691                --
   ---------         ---------           ---------        ---------            ---------         ---------
         807            42,694              42,282           13,558               10,684               326
   ---------         ---------           ---------        ---------            ---------         ---------
        (807)           42,634              38,174          (13,558)              86,503               600
   ---------         ---------           ---------        ---------            ---------         ---------


      11,911            66,771             204,171            2,053                   --               948

      10,570            45,620             123,017           26,298              (22,700)              879
   ---------         ---------           ---------        ---------            ---------         ---------
      22,481           112,391             327,188           28,351              (22,700)            1,827
   ---------         ---------           ---------        ---------            ---------         ---------

      (2,755)          546,925             378,529          118,817               59,288             6,755
   ---------         ---------           ---------        ---------            ---------         ---------

   $  18,919         $ 701,950           $ 743,891        $ 133,610            $ 123,091         $   9,182
   =========         =========           =========        =========            =========         =========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                                                                      LMPVPIV              LMPVPIV
                                                 LMPVPIII          LMPVPIII      Multiple Discipline   Multiple Discipline
                                             Large Cap Growth  Large Cap Value   Investment Option-   Investment Option-
                                                Investment        Investment          All Cap          Balanced All Cap
                                                  Option            Option        Growth and Value     Growth and Value
                                            ------------------------------------------------------------------------------
Investment Income:
  Dividends ..............................        $  2,477         $ 26,114             $    844          $  2,662
                                                  --------         --------             --------          --------
Expenses:
  Insurance charges ......................          11,546           16,345                  991             1,773
  Administrative charges .................             654            1,496                   --                --
                                                  --------         --------             --------          --------
    Total expenses .......................          12,200           17,841                  991             1,773
                                                  --------         --------             --------          --------
      Net investment income (loss) .......          (9,723)           8,273                 (147)              889
                                                  --------         --------             --------          --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........              --           38,419                6,320             5,134
    Realized gain (loss) on sale of
      investments ........................          26,760           36,907                1,884             9,044
                                                  --------         --------             --------          --------
      Realized gain (loss) ...............          26,760           75,326                8,204            14,178
                                                  --------         --------             --------          --------
    Change in unrealized gain (loss)
      on investments .....................          42,930          248,165                7,298             6,090
                                                  --------         --------             --------          --------
  Net increase (decrease) in net assets
    resulting from operations ............        $ 59,967         $331,764             $ 15,355          $ 21,157
                                                  ========         ========             ========          ========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                               MIST
                       MIST Janus       Legg Mason Partners   MIST Lord Abbett     MIST Lord Abbett       MIST Met/AIM
Managed Assets    Capital Appreciation    Managed Assets       Bond Debenture     Growth and Income   Capital Appreciation
  Investment       Investment Option    Investment Option    Investment Option   Investment Option    Investment Option
    Option              (Class A)            (Class A)            (Class A)            (Class B)            (Class A)
----------------  --------------------  -------------------  ------------------  -------------------  --------------------

 $     77,289       $         --           $         --         $         --         $         --         $      5,071
 ------------       ------------           ------------         ------------         ------------         ------------

        7,907             52,180                 16,373                1,499                  973               15,281
          419              4,562                    862                    2                   31                1,588
 ------------       ------------           ------------         ------------         ------------         ------------
        8,326             56,742                 17,235                1,501                1,004               16,869
 ------------       ------------           ------------         ------------         ------------         ------------
       68,963            (56,742)               (17,235)              (1,501)              (1,004)             (11,798)
 ------------       ------------           ------------         ------------         ------------         ------------

      104,846                 --                     --                   --                   --              353,098

      (21,571)           (15,949)                16,922                   (1)                 501              (17,618)
 ------------       ------------           ------------         ------------         ------------         ------------
       83,275            (15,949)                16,922                   (1)                 501              335,480
 ------------       ------------           ------------         ------------         ------------         ------------

      (32,788)           391,570                218,515               17,907               16,067             (354,216)
 ------------       ------------           ------------         ------------         ------------         ------------

 $    119,450       $    318,879           $    218,202         $     16,405         $     15,564         $    (30,534)
 ============       ============           ============         ============         ============         ============



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                                               MIST Met/AIM                          MIST Neuberger             MIST
                                             Small Cap Growth    MIST MFS(R) Value   Berman Real Estate      Pioneer Fund
                                            Investment Option   Investment Option   Investment Option    Investment Option
                                                 (Class A)           (Class A)          (Class A)            (Class A)
                                            -----------------   ------------------  -------------------  -----------------
Investment Income:
  Dividends ...........................        $     --             $  2,772            $     --             $     --
                                               --------             --------            --------             --------
Expenses:
  Insurance charges ...................             708                  884               2,107                2,035
  Administrative charges ..............              28                   46                  24                  190
                                               --------             --------            --------             --------
    Total expenses ....................             736                  930               2,131                2,225
                                               --------             --------            --------             --------
      Net investment income (loss) ....            (736)               1,842              (2,131)              (2,225)
                                               --------             --------            --------             --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........           1,882                9,323                  --                   --
    Realized gain (loss) on sale of
      investments .....................          (2,273)               2,035               1,092                  980
                                               --------             --------            --------             --------
      Realized gain (loss) ............            (391)              11,358               1,092                  980
                                               --------             --------            --------             --------
    Change in unrealized gain (loss)
      on investments ..................           2,267               10,766              79,617               30,385
                                               --------             --------            --------             --------
  Net increase (decrease) in net assets
    resulting from operations .........        $  1,140             $ 23,966            $ 78,578             $ 29,140
                                               ========             ========            ========             ========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                                                                                              MetLife               MetLife
   MIST Pioneer       MIST Third Avenue     MetLife Investment    MetLife Investment     Investment Large      Investment Small
   Strategic Income      Small Cap Value       Diversified Bond    International Stock      Company Stock         Company Stock
Investment Option     Investment Option     Investment Option     Investment Option     Investment Option     Investment Option
     (Class A)             (Class B)             (Class I)             (Class I)             (Class I)             (Class I)
------------------   ------------------    -------------------    --------------------  ------------------    ------------------

   $  70,328            $     --               $    693              $  1,571              $    212               $    507
   ---------            --------               --------              --------              --------               --------

       7,555                 191                    101                   506                   134                  2,376
         553                  --                     --                    --                    --                     --
   ---------            --------               --------              --------              --------               --------
       8,108                 191                    101                   506                   134                  2,376
   ---------            --------               --------              --------              --------               --------
      62,220                (191)                   592                 1,065                    78                 (1,869)
   ---------            --------               --------              --------              --------               --------


          --                  --                     --                    --                    --                 45,523

       1,531                  59                     27                 2,019                   (59)                 2,472
   ---------            --------               --------              --------              --------               --------
       1,531                  59                     27                 2,019                   (59)                47,995
   ---------            --------               --------              --------              --------               --------

      (3,882)              3,914                      4                16,429                 2,538                  2,202
   ---------            --------               --------              --------              --------               --------

   $  59,869            $  3,782               $    623              $ 19,513              $  2,557               $ 48,328
   =========            ========               ========              ========              ========               ========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                                              MSF BlackRock       MSF BlackRock                              MSF FI
                                            Aggressive Growth      Money Market     MSF FI Large Cap     Value Leaders
                                            Investment Option   Investment Option   Investment Option   Investment Option
                                                 (Class D)           (Class A)          (Class A)           (Class D)
                                            -----------------   -----------------   -----------------   ------------------
Investment Income:
  Dividends ...........................          $      --           $ 267,213          $      --           $      --
                                                 ---------           ---------          ---------           ---------
Expenses:
  Insurance charges ...................              1,791              40,686             31,397               6,952
  Administrative charges ..............                 17               2,210              3,222                 134
                                                 ---------           ---------          ---------           ---------
    Total expenses ....................              1,808              42,896             34,619               7,086
                                                 ---------           ---------          ---------           ---------
      Net investment income (loss) ....             (1,808)            224,317            (34,619)             (7,086)
                                                 ---------           ---------          ---------           ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                 --                  --                 --                  --
    Realized gain (loss) on sale of
      investments .....................             (1,948)                 --            (37,123)             (1,597)
                                                 ---------           ---------          ---------           ---------
      Realized gain (loss) ............             (1,948)                 --            (37,123)             (1,597)
                                                 ---------           ---------          ---------           ---------
    Change in unrealized gain (loss)
      on investments ..................             (1,512)                 --            165,422              52,413
                                                 ---------           ---------          ---------           ---------
  Net increase (decrease) in net assets
    resulting from operations .........          $  (5,268)          $ 224,317          $  93,680           $  43,730
                                                 =========           =========          =========           =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                           MSF MetLife           MSF MetLife                                 MSF MetLife
     MSF MetLife           Conservative        Conservative to         MSF MetLife           Moderate to             MSF MFS(R)
Aggressive Allocation       Allocation       Moderate Allocation    Moderate Allocation    Aggressive Allocation    Total Return
  Investment Option     Investment Option     Investment Option     Investment Option     Investment Option      Investment Option
       (Class B)             (Class B)             (Class B)             (Class B)             (Class B)             (Class F)
  ------------------    ------------------    ------------------    ------------------    ------------------     -----------------

        $      --           $      --               $      --           $      --               $      --           $      --
        ---------           ---------               ---------           ---------               ---------           ---------

            1,223                  61                     284                  76                   2,819              30,128
              147                   7                       9                  --                      81               2,172
        ---------           ---------               ---------           ---------               ---------           ---------
            1,370                  68                     293                  76                   2,900              32,300
        ---------           ---------               ---------           ---------               ---------           ---------
           (1,370)                (68)                   (293)                (76)                 (2,900)            (32,300)
        ---------           ---------               ---------           ---------               ---------           ---------


        ---------           ---------               ---------           ---------               ---------           ---------

             (984)                  9                      17                  16                   2,235              11,306
        ---------           ---------               ---------           ---------               ---------           ---------
             (984)                  9                      17                  16                   2,235              11,306
        ---------           ---------               ---------           ---------               ---------           ---------

           15,044                 601                   3,297               2,178                  49,308             441,304
        ---------           ---------               ---------           ---------               ---------           ---------

        $  12,690           $     542               $   3,021           $   2,118               $  48,643           $ 420,310
        =========           =========               =========           =========               =========           =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                                                                        MSF Western          MSF Western
                                             MSF Oppenheimer     MSF T. Rowe Price    Asset Management     Asset Management
                                              Global Equity       Large Cap Growth    High Yield Bond      U.S. Government
                                            Investment Option    Investment Option    Investment Option    Investment Option
                                                 (Class A)            (Class B)           (Class A)            (Class A)
                                            -----------------    ------------------   ------------------   -----------------
Investment Income:
  Dividends .............................       $      --            $      --            $      --            $      --
                                                ---------            ---------            ---------            ---------
Expenses:
  Insurance charges .....................          13,344                1,158                  580               13,157
  Administrative charges ................           1,092                   --                   --                1,182
                                                ---------            ---------            ---------            ---------
    Total expenses ......................          14,436                1,158                  580               14,339
                                                ---------            ---------            ---------            ---------
      Net investment income (loss) ......         (14,436)              (1,158)                (580)             (14,339)
                                                ---------            ---------            ---------            ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........              --                   --                   --                   --
    Realized gain (loss) on sale of
      investments .......................           5,613                   14                   75                5,902
                                                ---------            ---------            ---------            ---------
      Realized gain (loss) ..............           5,613                   14                   75                5,902
                                                ---------            ---------            ---------            ---------
    Change in unrealized gain (loss)
      on investments ....................         482,703               18,333               10,273              133,098
                                                ---------            ---------            ---------            ---------
  Net increase (decrease) in net assets
    resulting from operations ...........       $ 473,880            $  17,189            $   9,768            $ 124,661
                                                =========            =========            =========            =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                     PIMCO VIT          PIMCO VIT
                    Real Return        Total Return     Pioneer Mid Cap       Putnam VT            Putnam VT
 Money Market    Investment Option  Investment Option      Value VCT       Discovery Growth   International Equity
  Investment      (Administrative    (Administrative   Investment Option  Investment Option    Investment Option
    Option             Class)             Class)           (Class II)         (Class IB)           (Class IB)
---------------- ------------------ ------------------ ------------------ ------------------  ------------------

   $  109,408        $  11,244         $  98,347         $      --            $      --            $   3,050
   ----------        ---------         ---------         ---------            ---------            ---------

       19,146            2,037            17,896             1,985                  233                3,979
        1,122              238               513                34                   --                   75
   ----------        ---------         ---------         ---------            ---------            ---------
       20,268            2,275            18,409             2,019                  233                4,054
   ----------        ---------         ---------         ---------            ---------            ---------
       89,140            8,969            79,938            (2,019)                (233)              (1,004)
   ----------        ---------         ---------         ---------            ---------            ---------


           --           10,743            12,130            70,521                   --                   --

           --           (2,245)           (4,224)            4,753                1,217               17,393
   ----------        ---------         ---------         ---------            ---------            ---------
           --            8,498             7,906            75,274                1,217               17,393
   ----------        ---------         ---------         ---------            ---------            ---------

           --          (20,126)          (21,075)          (44,254)               1,843               99,641
   ----------        ---------         ---------         ---------            ---------            ---------

   $   89,140        $  (2,659)        $  66,769         $  29,001            $   2,827            $ 116,030
   ==========        =========         =========         =========            =========            =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                                                Putnam VT         Travelers AIM            Travelers            Travelers
                                             Small Cap Value   Capital Appreciation       Convertible        Equity Income
                                            Investment Option       Investment        Securities Investment    Investment
                                                (Class IB)            Option                 Option              Option
                                            -----------------  --------------------   ---------------------  --------------
Investment Income:
  Dividends ..............................       $   2,059            $      --            $   2,580           $  17,155
                                                 ---------            ---------            ---------           ---------
Expenses:
  Insurance charges ......................           5,168                7,737                  712               3,225
  Administrative charges .................             313                  814                    1                  62
                                                 ---------            ---------            ---------           ---------
    Total expenses .......................           5,481                8,551                  713               3,287
                                                 ---------            ---------            ---------           ---------
      Net investment income (loss) .......          (3,422)              (8,551)               1,867              13,868
                                                                                                               ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........          63,043               16,506                4,042             130,992
    Realized gain (loss) on sale of
      investments ........................           8,628              (82,763)              14,395              62,175
                                                 ---------            ---------            ---------           ---------
      Realized gain (loss) ...............          71,671              (66,257)              18,437             193,167
                                                 ---------            ---------            ---------           ---------
    Change in unrealized gain (loss)
      on investments .....................          33,105              268,485                   15            (141,674)
                                                 ---------            ---------            ---------           ---------
  Net increase (decrease) in net assets
    resulting from operations ............       $ 101,354            $ 193,677            $  20,319           $  65,361
                                                 =========            =========            =========           =========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                   Travelers Managed    Travelers Managed    Travelers Managed      Travelers Managed
     Travelers     Allocation Series:   Allocation Series:   Allocation Series:     Allocation Series:      Travelers MFS(R)
    Large Cap          Aggressive          Conservative      Moderate-Aggressive  Moderate-Conservative     Mid Cap Growth
    Investment         Investment           Investment           Investment             Investment            Investment
      Option             Option               Option               Option                 Option                Option
---------------    ------------------   ------------------   -------------------  ---------------------     -----------------

     $     928           $  4,412           $    420                $  8,991           $  1,565                $     --
     ---------           --------           --------                --------           --------                --------

           538                703                 27                     785                107                     874
             8                 85                  4                      14                  3                       7
     ---------           --------           --------                --------           --------                --------
           546                788                 31                     799                110                     881
     ---------           --------           --------                --------           --------                --------
           382              3,624                389                   8,192              1,455                    (881)
     ---------           --------           --------                --------           --------                --------


        11,352             36,336                251                  38,812              2,791                  18,757

        24,950            (22,676)              (543)                (26,767)            (3,189)                 52,058
     ---------           --------           --------                --------           --------                --------
        36,302             13,660               (292)                 12,045               (398)                 70,815
     ---------           --------           --------                --------           --------                --------

       (30,140)                33                (34)                 (5,445)              (186)                (50,588)
     ---------           --------           --------                --------           --------                --------

     $   6,544           $ 17,317           $     63                $ 14,792           $    871                $ 19,346
     =========           ========           ========                ========           ========                ========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                              Travelers MFS(R)                                           Travelers Pioneer
                                               Total Return       Travelers MFS(R)    Travelers Pioneer   Strategic Income
                                                Investment       Value Investment      Fund Investment       Investment
                                                  Option              Option               Option               Option
                                            ------------------   -----------------    ------------------  -----------------
Investment Income:
  Dividends ...........................          $  75,483           $      --           $   4,429             $      --
                                                 ---------           ---------           ---------             ---------
Expenses:
  Insurance charges ...................             14,074                 271               1,061                 3,419
  Administrative charges ..............              1,028                  11                  99                   257
                                                 ---------           ---------           ---------             ---------
    Total expenses ....................             15,102                 282               1,160                 3,676
                                                 ---------           ---------           ---------             ---------
      Net investment income (loss) ....             60,381                (282)              3,269                (3,676)
                                                 ---------           ---------           ---------             ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........             81,930                 755                  --                    --
    Realized gain (loss) on sale of
      investments .....................            182,280               6,081              22,000                 3,148
                                                 ---------           ---------           ---------             ---------
      Realized gain (loss) ............            264,210               6,836              22,000                 3,148
                                                 ---------           ---------           ---------             ---------
    Change in unrealized gain (loss)
      on investments ..................           (131,621)              2,595               1,791                17,857
                                                 ---------           ---------           ---------             ---------
  Net increase (decrease) in net assets
    resulting from operations .........          $ 192,970           $   9,149           $  27,060             $  17,329
                                                 =========           =========           =========             =========




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                    Travelers Style        Travelers
      Travelers        Focus Series:     U.S. Government     Van Kampen LIT     Van Kampen LIT      Vanguard VIF
   Strategic Equity   Small Cap Growth      Securities          Comstock       Strategic Growth    Mid-Cap Index
    Investment         Investment         Investment     Investment Option  Investment Option      Investment
      Option             Option             Option           (Class II)          (Class I)           Option
------------------ ------------------ ------------------ ------------------ ------------------ ------------------

   $    22,692         $      10         $ 187,043         $   2,652           $      --            $   3,800
   -----------         ---------         ---------         ---------           ---------            ---------

        15,686               239             7,827             1,805               1,282                2,634
         1,663                 5               562                --                  --                   90
   -----------         ---------         ---------         ---------           ---------            ---------
        17,349               244             8,389             1,805               1,282                2,724
   -----------         ---------         ---------         ---------           ---------            ---------
         5,343              (234)          178,654               847              (1,282)               1,076
   -----------         ---------         ---------         ---------           ---------            ---------


       248,793             3,512            45,510            12,330                  --               14,628

      (977,398)           14,826          (214,736)              756               1,894                1,991
   -----------         ---------         ---------         ---------           ---------            ---------
      (728,605)           18,338          (169,226)           13,086               1,894               16,619
   -----------         ---------         ---------         ---------           ---------            ---------

       999,766            (1,970)         (116,756)           18,446               2,428               29,015
   -----------         ---------         ---------         ---------           ---------            ---------

   $   276,504         $  16,134         $(107,328)        $  32,379           $   3,040            $  46,710
   ===========         =========         =========         =========           =========            =========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006



                                               Vanguard VIF
                                                Total Stock       VIP Asset
                                               Market Index       Manager SM        VIP Contrafund(R)  VIP Equity-Income
                                                Investment     Investment Option   Investment Option    Investment Option
                                                  Option        (Initial Class)     (Service Class)     (Initial Class)
                                            ---------------    -----------------   ------------------  ------------------
Investment Income:
  Dividends ...........................       $      604          $   99,148         $   16,770            $  403,326
                                              ----------          ----------         ----------            ----------
Expenses:
  Insurance charges ...................              709              23,714             11,390                88,213
  Administrative charges ..............               50                 818                302                 7,424
                                              ----------          ----------         ----------            ----------
    Total expenses ....................              759              24,532             11,692                95,637
                                              ----------          ----------         ----------            ----------
      Net investment income (loss) ....             (155)             74,616              5,078               307,689
                                              ----------          ----------         ----------            ----------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........            4,770                  --            131,476             1,460,034
    Realized gain (loss) on sale of
      investments .....................               29                 256             18,066               231,860
                                              ----------          ----------         ----------            ----------
      Realized gain (loss) ............            4,799                 256            149,542             1,691,894
                                              ----------          ----------         ----------            ----------
    Change in unrealized gain (loss)
      on investments ..................           12,214             159,289             (3,599)              163,008
                                              ----------          ----------         ----------            ----------
  Net increase (decrease) in net assets
    resulting from operations .........       $   16,858          $  234,161         $  151,021            $2,162,591
                                              ==========          ==========         ==========            ==========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006



      VIP Growth       VIP High Income        VIP Mid Cap
Investment Option   Investment Option    Investment Option
  (Initial Class)     (Initial Class)     (Service Class 2)
------------------  ------------------   ------------------

$   43,376                $ 147,427          $     531
----------                ---------          ---------

    80,673                   14,526              2,873
     6,714                    1,148                 37
----------                ---------          ---------
    87,387                   15,674              2,910
----------                ---------          ---------
   (44,011)                 131,753             (2,379)
----------                ---------          ---------


        --                       --             35,377

   (98,982)                (107,173)            10,804
----------                ---------          ---------
   (98,982)                (107,173)            46,181
----------                ---------          ---------

   798,766                  176,471             (1,707)
----------                ---------          ---------

$  655,773                $ 201,051          $  42,095
==========                =========          =========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005


                                           Dreyfus Stock Index                                        AllianceBernstein Large-Cap
                                            Investment Option                 The Merger Fund VL       Growth Investment Option
                                             (Initial Shares)                 Investment Option               (Class B)
                                        --------------------------    -----------------------------   ----------------------------
                                             2006         2005              2006             2005          2006          2005
                                        ------------  ------------    --------------    -----------   ------------    ------------
Operations:
  Net investment income (loss) ....   $     86,107    $     78,429      $     (876)     $     (376)   $       (536)   $     (1,747)
  Realized gain (loss) ............        112,010          38,828          11,590           1,080          44,590           7,311
  Change in unrealized gain (loss)
    on investments ................      1,262,627         259,228           3,845             561         (44,183)         24,775
                                      ------------    ------------      ----------      ----------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations ..................      1,460,744         376,485          14,559           1,265            (129)         30,339
                                      ------------    ------------      ----------      ----------    ------------    ------------
Unit Transactions:
  Participant premium payments ....        707,568       1,019,003           2,055           7,171          11,324          53,027
  Participant transfers from other
    funding options ...............        109,557         225,169          14,660          84,118           1,397           5,308
  Contract surrenders .............     (1,164,202)       (982,567)         (3,192)         (1,084)        (36,228)        (39,373)
  Participant transfers to other
    funding options ...............       (273,784)       (519,839)        (26,548)           (136)       (206,272)        (29,584)
  Other receipts/(payments) .......        (15,510)        (22,029)             --              --              --              --
                                      ------------    ------------      ----------      ----------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ...........       (636,371)       (280,263)        (13,025)         90,069        (229,779)        (10,622)
                                      ------------    ------------      ----------      ----------    ------------    ------------
    Net increase (decrease) in
      net assets ..................        824,373          96,222           1,534          91,334        (229,908)         19,717
Net Assets:
  Beginning of year ...............     10,421,117      10,324,895          97,067           5,733         229,908         210,191
                                      ------------    ------------      ----------      ----------    ------------    ------------
  End of year .....................   $ 11,245,490    $ 10,421,117      $   98,601      $   97,067    $         --    $    229,908
                                      ============    ============      ==========      ==========    ============    ============



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                     American Funds Growth              American Funds
American Funds Global Growth           Investment Option                Growth-Income               Capital Appreciation
 Investment Option (Class 2)               (Class 2)             Investment Option (Class 2)         Investment Option
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2006           2005             2006           2005            2006             2005            2006            2005
------------   ------------     ------------    ------------    ------------    ------------    ------------    ------------

$        630    $       (780)   $        321    $     (1,108)   $     13,777    $      9,227    $    (29,494)   $    (88,788)
      29,158           4,955          59,924          13,461         103,055          17,979       2,073,283         190,667

     187,736          95,125         235,489         371,520         134,034          55,937      (2,133,448)      1,676,285
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     217,524          99,300         295,734         383,873         250,866          83,143         (89,659)      1,778,164
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     159,327         120,938         462,029         417,799         345,468         386,387         322,361         971,249

     121,456         550,088         274,445       1,187,826         109,976         208,694         208,523         443,382
    (144,248)        (61,934)       (252,662)       (202,118)       (364,043)       (165,353)       (623,530)     (1,467,435)

     (52,282)        (10,646)        (85,821)        (49,160)        (63,267)        (43,607)    (11,364,702)     (1,130,746)
          --              --              --              --              --              --          (5,446)        (25,281)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      84,253         598,446         397,991       1,354,347          28,134         386,121     (11,462,794)     (1,208,831)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     301,777         697,746         693,725       1,738,220         279,000         469,264     (11,552,453)        569,333

   1,052,831         355,085       3,022,394       1,284,174       1,677,007       1,207,743      11,552,453      10,983,120
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,354,608    $  1,052,831    $  3,716,119    $  3,022,394    $  1,956,007    $  1,677,007    $         --    $ 11,552,453
============    ============    ============    ============    ============    ============    ============    ============



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                           Credit Suisse Trust        Delaware VIP REIT      Dreyfus VIF Appreciation
                                             Emerging Markets         Investment Option         Investment Option
                                             Investment Option         (Standard Class)          (Initial Shares)
                                        ------------------------------------------------------------------------------

                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Operations:
  Net investment income (loss) .......   $    (337)   $     (56)   $   5,188    $   1,379    $      47    $     (54)
  Realized gain (loss) ...............      16,404        3,101       38,728       10,489          133          115
  Change in unrealized gain (loss)
    on investments ...................      14,903       22,035      (19,684)       4,734        1,010          186
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      operations .....................      30,970       25,080       24,232       16,602        1,190          247
                                         ---------    ---------    ---------    ---------    ---------    ---------
Unit Transactions:
  Participant premium payments .......      26,024       28,828       26,507       69,502        3,534        3,836
  Participant transfers from other
    funding options ..................       1,338        6,904       10,333       79,230          151        3,947
  Contract surrenders ................     (17,554)     (10,570)      (6,486)     (15,215)      (2,079)      (3,869)
  Participant transfers to other
    funding options ..................     (30,999)      (5,008)    (333,772)     (15,478)          (8)          --
  Other receipts/(payments) ..........          --           --           --           --           --           --
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............     (21,191)      20,154     (303,418)     118,039        1,598        3,914
                                         ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets .....................       9,779       45,234     (279,186)     134,641        2,788        4,161
Net Assets:
  Beginning of year ..................     123,748       78,514      279,186      144,545        6,468        2,307
                                         ---------    ---------    ---------    ---------    ---------    ---------
  End of year ........................   $ 133,527    $ 123,748    $      --    $ 279,186    $   9,256    $   6,468

                                         =========    =========    =========    =========    =========    =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


Dreyfus VIF Developing Leaders                              FTVIPT Franklin Small-Mid           FTVIPT Mutual
      Investment Option         DWS VIT Small Cap Index       Cap Growth Securities            Shares Securities
       (Initial Shares)        Investment Option (Class A)  Investment Option (Class 2)   Investment Option (Class 2)
 --------------------------------------------------------------------------------------- -----------------------------

      2006           2005          2006           2005          2006           2005           2006          2005
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

$    (2,391)   $    (4,474)   $    (4,832)   $    (3,876)   $    (4,837)   $    (3,705)   $      (379)   $        86

     57,648         15,143        197,656         96,091          9,382          4,664         25,279          1,372

    (42,794)        15,917        198,574          3,112         38,844         19,727        (15,115)         9,029
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     12,463         26,586        391,398         95,327         43,389         20,686          9,785         10,487
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    103,580        117,187        172,286        216,247         79,581         78,340         24,803         44,541

     13,779          8,187        132,244        504,611         41,951         99,870          8,460         13,177
    (50,528)       (69,092)      (247,024)      (145,396)       (55,787)       (44,437)        (7,764)       (12,409)

    (88,477)       (57,912)      (225,466)      (174,279)       (15,672)        (9,201)      (159,714)        (4,958)
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (21,646)        (1,630)      (167,960)       401,183         50,073        124,572       (134,215)        40,351
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (9,183)        24,956        223,438        496,510         93,462        145,258       (124,430)        50,838

    585,078        560,122      2,436,016      1,939,506        540,198        394,940        124,430         73,592
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   575,895    $   585,078    $ 2,659,454    $ 2,436,016    $   633,660    $   540,198    $        --    $   124,430
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                       FTVIPT Templeton Developing       FTVIPT Templeton         FTVIPT Templeton Global
                                            Markets Securities          Foreign Securities           Asset Allocation
                                        Investment Option (Class 2)  Investment Option (Class 2)  Investment Option (Class 1)
                                        ---------------------------  ---------------------------  ---------------------------
                                           2006          2005           2006             2005           2006          2005
                                        ---------   -----------      -----------    ------------  ------------    -----------
Operations:
  Net investment income (loss) ...    $      411    $       511      $     3,326    $     1,815    $   324,870    $   142,288
  Realized gain (loss) ...........         6,347            762            4,171            744        353,976         54,392
  Change in unrealized gain (loss)
    on investments ...............        73,603         22,635          163,198         50,305        262,080        (63,285)
                                      ----------    -----------      -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        80,361         23,908          170,695         52,864        940,926        133,395
                                      ----------    -----------      -----------    -----------    -----------    -----------
Unit Transactions:
  Participant premium payments ...        72,153         31,657          114,293        110,763        297,034        304,399
  Participant transfers from other
    funding options ..............       230,101         93,560          115,494        500,465        336,650        111,500
  Contract surrenders ............       (40,646)        (9,741)         (50,006)       (24,073)      (407,571)      (583,099)
  Participant transfers to other
    funding options ..............        (3,818)          (372)          (4,235)        (1,523)       (83,015)      (169,608)
  Other receipts/(payments) ......            --             --               --             --         (2,113)            --
                                      ----------    -----------      -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       257,790        115,104          175,546        585,632        140,985       (336,808)
                                      ----------    -----------      -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       338,151        139,012          346,241        638,496      1,081,911       (203,413)
Net Assets:
  Beginning of year ..............       152,719         13,707          741,851        103,355      4,471,477      4,674,890
                                      ----------    -----------      -----------    -----------    -----------    -----------
  End of year ....................    $  490,870    $   152,719      $ 1,088,092    $   741,851    $ 5,553,388    $ 4,471,477
                                      ==========    ===========      ===========    ===========    ===========    ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005



 FTVIPT Templeton Global        FTVIPT Templeton Growth
    Income Securities         Securities Investment Option-  Goldman Sachs Capital Growth        High Yield Bond
Investment Option (Class 1)          Class 1 Shares                Investment Option             Investment Option
-------------------------- --------------------------------  -----------------------------   --------------------
    2006           2005          2006           2005           2006              2005           2006         2005
-----------   -----------  ------------   ------------      ----------      --------------   --------  -----------

$    20,014   $   52,383    $    101,285   $     49,632     $     (810)     $    (649)   $      8,783  $       (800)
     20,957       14,071       3,144,071         60,252          3,517          1,617           4,523           403

     59,791     (101,869)     (1,260,804)       782,393          6,834            112          (9,786)        1,357
-----------   ----------    ------------   ------------     ----------      ---------    ------------  ------------


    100,762      (35,415)      1,984,552        892,277          9,541          1,080           3,520           960
-----------   ----------    ------------   ------------     ----------      ---------    ------------  ------------

     64,931       50,260         423,994        715,938         14,510         18,454           2,071         5,957

     46,632       86,793         457,056      1,079,298         21,529          4,579             474         2,368
   (174,745)    (116,005)     (1,124,719)    (1,246,248)        (5,458)        (5,804)         (2,465)       (7,356)

    (35,696)     (48,527)    (13,618,910)      (535,265)       (22,247)       (31,865)       (139,997)         (604)
         --           --         (22,177)        (9,322)            --             --              --            --
-----------   ----------    ------------   ------------     ----------      ---------    ------------  ------------


    (98,878)     (27,479)    (13,884,756)         4,401          8,334        (14,636)       (139,917)          365
-----------   ----------    ------------   ------------     ----------      ---------    ------------  ------------

      1,884      (62,894)    (11,900,204)       896,678         17,875        (13,556)       (136,397)        1,325

    876,291      939,185      11,900,204     11,003,526         94,023        107,579         136,397       135,072
-----------   ----------    ------------   ------------     ----------      ---------    ------------  ------------
$   878,175   $  876,291    $         --   $ 11,900,204     $  111,898      $  94,023    $         --  $    136,397
===========   ==========    ============   ============     ==========      =========    ============  ============




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                               Janus Aspen Global           Janus Aspen Mid Cap       Janus Aspen Worldwide
                                         Technology Investment Option   Growth Investment Option    Growth Investment Option
                                               (Service Shares)             (Service Shares)           (Service Shares)
                                        ------------------------------  -------------------------   -------------------------
                                             2006         2005              2006         2005         2006         2005
                                         ------------------------      --------------------------   -------------------------
Operations:
  Net investment income (loss) ....     $    (784)     $  (1,136)       $  (4,910)   $  (4,191)     $   2,933    $   1,143
  Realized gain (loss) ............         3,432         (1,125)          19,374       26,664          1,269       (4,404)
  Change in unrealized gain (loss)
    on investments ................         2,020         14,561           56,737       30,873         54,076       16,882
                                        ---------      ---------        ---------    ---------      ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      operations ..................         4,668         12,300           71,201       53,346         58,278       13,621
                                        ---------      ---------        ---------    ---------      ---------    ---------
Unit Transactions:
  Participant premium payments ....        17,653          8,221           40,550       36,383         56,449       55,082
  Participant transfers from other
    funding options ...............        10,237         10,552           68,184      135,087         19,524       33,369
  Contract surrenders .............       (24,039)       (22,392)         (47,986)     (78,470)       (28,139)     (53,574)
  Participant transfers to other
    funding options ...............       (35,586)       (61,139)         (50,172)    (104,953)       (25,453)     (84,819)
  Other receipts/(payments) .......            --            185               --           --             --           --
                                        ---------      ---------        ---------    ---------      ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ...........       (31,735)       (64,573)          10,576      (11,953)        22,381      (49,942)
                                        ---------      ---------        ---------    ---------      ---------    ---------
    Net increase (decrease) in
      net assets ..................       (27,067)       (52,273)          81,777       41,393         80,659      (36,321)
Net Assets:
  Beginning of year ...............       107,220        159,493          537,120      495,727        329,645      365,966
                                        ---------      ---------        ---------    ---------      ---------    ---------
  End of year .....................     $  80,153      $ 107,220        $ 618,897    $ 537,120      $ 410,304    $ 329,645
                                        =========      =========        =========    =========      =========    =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005



Lazard Retirement Small Cap      LMPVPII Equity Index      LMPVPII Fundamental Value     LMPVPIII Aggressive Growth
      Investment Option       Investment Option (Class I)       Investment Option             Investment Option
--------------------------------------------------------------------------------------- -----------------------------
     2006           2005          2006           2005          2006           2005           2006          2005
------------    -----------    ----------    -----------   ------------   ----------   -------------   --------------

$       (807)   $      (588)  $    42,634    $    35,378    $    38,174    $     6,401    $   (13,558)   $   (10,973)
      22,481          6,267       112,391         30,098        327,188        351,021         28,351         30,266

      (2,755)          (972)      546,925        110,122        378,529       (161,962)       118,817        136,197
------------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


      18,919          4,707       701,950        175,598        743,891        195,460        133,610        155,490
------------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

      38,549         12,647       227,925        316,531        435,307        480,246        303,419        274,836

      50,243         61,627        11,285      1,014,272        143,681        266,675        135,488         95,401
     (12,188)       (10,141)     (304,600)      (384,180)      (717,302)      (399,790)      (165,479)      (160,756)

    (203,149)           (99)      (44,616)      (122,331)      (419,331)      (351,088)       (58,245)      (101,409)
          --             --          (779)            --           (890)            --             --             --
------------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


    (126,545)        64,034      (110,785)       824,292       (558,535)        (3,957)       215,183        108,072
------------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

    (107,626)        68,741       591,165        999,890        185,356        191,503        348,793        263,562

     107,626         38,885     4,943,737      3,943,847      5,035,574      4,844,071      1,572,772      1,309,210
------------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
$         --    $   107,626   $ 5,534,902    $ 4,943,737    $ 5,220,930    $ 5,035,574    $ 1,921,565    $ 1,572,772
============    ===========   ===========    ===========    ===========    ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                                     LMPVPIII International
                                           LMPVPIII High Income         All Cap Growth          LMPVPIII Large Cap Growth
                                             Investment Option         Investment Option            Investment Option
                                        -------------------------   -------------------------  -----------------------------
                                             2006         2005         2006             2005         2006            2005
                                        ------------ ------------   ----------     -----------    ----------     -----------
Operations:
  Net investment income (loss) ....   $    86,503    $    92,853    $       600    $       201    $    (9,723)   $   (10,612)
  Realized gain (loss) ............       (22,700)       (12,755)         1,827          1,180         26,760         38,549
  Change in unrealized gain (loss)
    on investments ................        59,288        (59,287)         6,755          2,189         42,930         44,389
                                      -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations ..................       123,091         20,811          9,182          3,570         59,967         72,326
                                      -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant premium payments ....       124,626        132,815          5,120          6,216        136,842        174,107
  Participant transfers from other
    funding options ...............        54,154        112,133            941            657         41,318        248,493
  Contract surrenders .............      (127,464)      (134,955)        (3,272)        (3,750)      (157,261)      (133,001)
  Participant transfers to other
    funding options ...............      (190,501)       (51,471)          (712)        (2,970)      (126,319)      (372,885)
  Other receipts/(payments) .......            --           (928)            --             --             --             --
                                      -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ...........      (139,185)        57,594          2,077            153       (105,420)       (83,286)
                                      -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets ..................       (16,094)        78,405         11,259          3,723        (45,453)       (10,960)
Net Assets:
  Beginning of year ...............     1,294,373      1,215,968         35,880         32,157      1,667,419      1,678,379
                                      -----------    -----------    -----------    -----------    -----------    -----------
  End of year .....................   $ 1,278,279    $ 1,294,373    $    47,139    $    35,880    $ 1,621,966    $ 1,667,419
                                      ===========    ===========    ===========    ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                               LMPVPIV Multiple Discipline  LMPVPIV Multiple Discipline
    LMPVPIII Large Cap Value    Investment Option-All Cap    Investment Option-Balanced          Managed Assets
        Investment Option            Growth and Value         All Cap Growth and Value          Investment Option
  --------------------------------------------------------------------------------------- ---------------------------

       2006           2005          2006           2005          2006           2005           2006          2005
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

    $    8,273    $    14,570    $     (147)   $     (169)   $        889  $      1,076   $     68,963   $   (24,318)
        75,326         13,590         8,204          2,605         14,178         1,942         83,275        11,773

       248,165         86,908         7,298          1,245          6,090         2,124        (32,788)      115,016
    ----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


       331,764        115,068        15,355          3,681         21,157         5,142        119,450       102,471
    ----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

       178,347        234,354        77,528         45,136        145,545        51,594        126,565       373,196

        56,652         98,955           254         34,526         80,454       107,984         36,963        87,479
      (216,561)      (312,201)      (41,316)       (25,227)       (40,605)      (30,821)      (184,325)     (467,915)

      (190,185)      (235,895)       (1,937)          (541)      (182,897)         (273)    (3,550,155)     (141,969)
            --             --            --             --             --            --             --            --
    ----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


      (171,747)      (214,787)       34,529         53,894          2,497       128,484     (3,570,952)     (149,209)
    ----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

       160,017        (99,719)       49,884         57,575         23,654       133,626     (3,451,502)      (46,738)

     2,035,216      2,134,935        88,848         31,273        150,440        16,814      3,451,502     3,498,240
    ----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------
    $2,195,233    $ 2,035,216    $  138,732    $    88,848   $   $174,094  $    150,440   $         --  $  3,451,502
    ==========   ============  ============   ============   ============  ============   ============  ============




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                MIST Janus            MIST Legg Mason Partners         MIST Lord Abbett
                                           Capital Appreciation            Managed Assets               Bond Debenture
                                        Investment Option (Class A)   Investment Option (Class A)   Investment Option (Class A)
                                        ---------------------------   ---------------------------   --------------------------
                                             2006         2005         2006            2005            2006            2005
                                        ------------ ------------ ------------     ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (56,742)   $        --    $   (17,235)   $         --    $     (1,501)   $         --
  Realized gain (loss) ...........        (15,949)            --         16,922              --              (1)             --
  Change in unrealized gain (loss)
    on investments ...............        391,570             --        218,515              --          17,907              --
                                     ------------   ------------    -----------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        318,879             --        218,202              --          16,405              --
                                     ------------   ------------    -----------    ------------    ------------    ------------
Unit Transactions:
  Participant premium payments ...        575,394             --        205,541              --          23,600              --
  Participant transfers from other
    funding options ..............     11,239,310             --      3,560,147              --         312,530              --
  Contract surrenders ............     (1,030,695)            --       (475,583)             --         (13,143)             --
  Participant transfers to other
    funding options ..............       (403,690)            --        (81,341)             --         (12,399)             --
  Other receipts/(payments) ......        (56,015)            --           (905)             --              --              --
                                     ------------   ------------    -----------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     10,324,304             --      3,207,859              --         310,588              --
                                     ------------   ------------    -----------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     10,643,183             --      3,426,061              --         326,993              --
Net Assets:
  Beginning of year ..............             --             --             --              --              --              --
                                     ------------   ------------    -----------    ------------    ------------    ------------
  End of year ....................   $ 10,643,183    $        --    $ 3,426,061    $         --    $    326,993    $         --
                                     ============    ===========    ===========    ============    ============    ============


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


     MIST Lord Abbett               MIST Met/AIM                 MIST Met/AIM
    Growth and Income           Capital Appreciation           Small Cap Growth              MIST MFS(R) Value
Investment Option (Class B)  Investment Option (Class A)  Investment Option (Class A)   Investment Option (Class A)
-------------------------------------------------------------------------------------- -----------------------------
    2006           2005          2006           2005          2006           2005           2006          2005
-----------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

$    (1,004)   $        --   $   (11,798)   $        --   $      (736)   $        --   $     1,842    $        --
        501             --       335,480             --          (391)            --        11,358             --

     16,067             --      (354,216)            --         2,267             --        10,766             --
-----------    -----------   -----------    -----------   -----------    -----------   -----------    -----------


     15,564             --       (30,534)            --         1,140             --        23,966             --
-----------    -----------   -----------    -----------   -----------    -----------   -----------    -----------

     45,989             --       142,645             --         5,090             --        19,535             --

    165,639             --     3,114,310             --       199,289             --       210,371             --
    (19,412)            --      (223,327)            --        (9,227)            --       (44,084)            --

       (956)            --      (117,644)            --       (20,091)            --        (3,359)            --
         --             --        (1,429)            --            --             --            --             --
-----------    -----------   -----------    -----------   -----------    -----------   -----------    -----------


    191,260             --     2,914,555             --       175,061             --       182,463             --
-----------    -----------   -----------    -----------   -----------    -----------   -----------    -----------

    206,824             --     2,884,021             --       176,201             --       206,429             --

         --             --            --             --            --             --            --             --
-----------    -----------   -----------    -----------   -----------    -----------   -----------    -----------
$   206,824    $        --   $ 2,884,021    $        --   $   176,201    $        --       206,429    $        --
===========    ===========   ===========    ===========   ===========    ===========   ===========    ===========




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                    MIST Neuberger                                            MIST Pioneer
                                                  Berman Real Estate            MIST Pioneer Fund            Strategic Income
                                              Investment Option (Class A)   Investment Option (Class A)  Investment Option (Class A)
                                              ---------------------------   ---------------------------  ---------------------------
                                                   2006            2005         2006           2005         2006             2005
                                                  -----------   ---------   ------------- -------------  ------------     ---------
Operations:
  Net investment income (loss) .............      $    (2,131)      $  --      $   (2,225)      $ --      $    62,220       $  --
  Realized gain (loss) .....................            1,092          --             980         --            1,531          --
  Change in unrealized gain (loss)
    on investments .........................           79,617          --          30,385         --           (3,882)         --
                                                  -----------       -----      ----------       ----      -----------       -----
    Net increase (decrease) in
      net assets resulting from
      operations ...........................           78,578          --          29,140         --           59,869          --
                                                  -----------       -----      ----------       ----      -----------       -----
Unit Transactions:
  Participant premium payments .............           35,112          --          44,083         --           84,499          --
  Participant transfers from other
    funding options ........................          368,584          --         452,447         --        1,501,960          --
  Contract surrenders ......................          (13,497)         --         (92,749)        --          (94,672)         --
  Participant transfers to other
    funding options ........................           (1,729)         --         (38,922)        --          (55,554)         --
  Other receipts/(payments) ................               --          --            (642)        --               --          --
                                                  -----------       -----      ----------       ----      -----------       -----
    Net increase (decrease) in
      net assets resulting from
      unit transactions ....................          388,470          --         364,217         --        1,436,233          --
                                                  -----------       -----      ----------       ----      -----------       -----
    Net increase (decrease) in
      net assets ...........................          467,048          --         393,357         --        1,496,102          --
Net Assets:
  Beginning of year ........................               --          --              --         --               --          --
                                                  -----------       -----      ----------    -------      -----------     -------
  End of year ....................                $   467,048       $  --      $  393,357    $    --      $ 1,496,102      $   --
                                                  ===========       =====      ==========    =======      ===========     =======


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


      MIST Third Avenue            MetLife Investment           MetLife Investment            MetLife Investment
       Small Cap Value              Diversified Bond           International Stock           Large Company Stock
  Investment Option (Class B)  Investment Option (Class I)  Investment Option (Class I)   Investment Option (Class I)
 ----------------------------  ---------------------------  ---------------------------   ----------------------------
       2006          2005          2006          2005           2006           2005           2006          2005
    ----------      -----        ---------     ---------      ---------     ---------       ---------     ---------

    $    (191)      $  --        $     592     $     431      $   1,065     $     469       $      78     $     106
           59          --               27           159          2,019           444             (59)       (1,028)

        3,914          --                4          (356)        16,429         8,630           2,538         2,100
    ---------       -----        ---------     ---------      ---------     ---------       ---------     ---------


        3,782          --              623           234         19,513         9,543           2,557         1,178
    ---------       -----        ---------     ---------      ---------     ---------       ---------     ---------

        3,026          --              837           946          5,662        10,310             370           614

      196,259          --              600           559          1,065         1,774             260            83
       (3,240)         --             (605)         (597)        (5,861)      (11,772)         (1,972)       (6,427)

          (57)         --              (81)       (1,917)        (6,118)       (6,988)             --          (394)
           --          --               --            --             --          (187)             --            --
    ---------       -----        ---------     ---------      ---------     ---------       ---------     ---------


      195,988          --              751        (1,009)        (5,252)       (6,863)         (1,342)       (6,124)
    ---------       -----        ---------     ---------      ---------     ---------       ---------     ---------

      199,770          --            1,374          (775)        14,261         2,680           1,215        (4,946)

           --          --           16,331        17,106         80,148        77,468          22,353        27,299
    ---------       -----        ---------     ---------      ---------     ---------       ---------     ---------
    $ 199,770       $  --        $  17,705     $  16,331      $  94,409     $  80,148       $  23,568     $  22,353
    =========       =====        =========     =========      =========     =========       =========     =========




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                            MetLife Investment             MSF BlackRock                MSF BlackRock
                                           Small Company Stock           Aggressive Growth               Money Market
                                        Investment Option (Class I)   Investment Option (Class D)   Investment Option (Class A)
                                        ---------------------------   ---------------------------   --------------------------
                                             2006        2005            2006          2005            2006           2005
                                        ------------ ------------    -----------   --------------   ------------  ------------
Operations:
  Net investment income (loss) ......    $    (1,869)  $   (1,713)   $    (1,808)       $ --          $   224,317     $  --
  Realized gain (loss) ..............         47,995       17,356         (1,948)         --                   --        --
  Change in unrealized g\ain (loss)
    on investments ..................          2,202        6,538         (1,512)         --                   --        --
                                         -----------   ----------    -----------        ----          -----------     -----
    Net increase (decrease) in
      net assets resulting from
      operations ....................         48,328       22,181         (5,268)         --              224,317        --
                                         -----------   ----------    -----------        ----          -----------     -----
Unit Transactions:
  Participant premium payments ......         18,935       16,927         50,714          --            1,600,897        --
  Participant transfers from other
    funding options .................          3,332        6,308        356,784          --            8,678,938        --
  Contract surrenders ...............        (20,677)     (21,938)       (26,722)         --             (559,064)       --
  Participant transfers to other
    funding options .................         (3,489)     (14,907)       (11,810)         --           (1,128,560)       --
  Other receipts/(payments) .........             --       (1,408)            --          --                 (723)       --
                                         -----------   ----------    -----------        ----          -----------     -----
    Net increase (decrease) in
      net assets resulting from
      unit transactions .............         (1,899)     (15,018)       368,966          --            8,591,488        --
                                         -----------   ----------    -----------        ----          -----------     -----
    Net increase (decrease) in
      net assets ....................         46,429        7,163        363,698          --            8,815,805        --
Net Assets:
  Beginning of year .................        371,442      364,279             --          --                   --        --
                                         -----------   ----------    -----------        ----          -----------     -----
  End of year .......................    $   417,871   $  371,442    $   363,698        $ --          $ 8,815,805     $  --
                                         ===========   ==========    ===========        ====          ===========     =====


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005



                                                                     MSF MetLife                   MSF MetLife
         MSF FI Large Cap           MSF FI Value Leaders        Aggressive Allocation        Conservative Allocation
    Investment Option (Class A)  Investment Option (Class D)  Investment Option (Class B)   Investment Option (Class B)
   --------------------------------------------------------------------------------------- -----------------------------

        2006           2005          2006           2005          2006           2005           2006          2005
   ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

$   (34,619)   $         --   $    (7,086)   $          --   $    (1,370)   $          --   $       (68)   $          --
    (37,123)             --        (1,597)              --          (984)              --             9               --

    165,422              --        52,413               --        15,044               --           601               --
-----------    ------------   -----------    -------------   -----------    -------------   -----------    -------------


     93,680              --        43,730               --        12,690               --           542               --
-----------    ------------   -----------    -------------   -----------    -------------   -----------    -------------

    321,592              --       168,622               --         7,486               --         1,738               --

  6,416,474              --     1,309,786               --       279,863               --        10,991               --
   (556,380)             --       (74,381)              --       (30,616)              --          (897)              --

   (158,616)             --       (24,584)              --       (40,418)              --            --               --
    (16,370)             --            --               --            --               --            --               --
-----------    ------------   -----------    -------------   -----------    -------------   -----------    -------------


  6,006,700              --     1,379,443               --       216,315               --        11,832               --
-----------    ------------   -----------    -------------   -----------    -------------   -----------    -------------

  6,100,380              --     1,423,173               --       229,005               --        12,374               --

         --              --            --               --            --               --            --               --
-----------    ------------   -----------    -------------   -----------    -------------   -----------    -------------
$ 6,100,380    $         --   $ 1,423,173    $          --   $   229,005    $          --   $    12,374    $          --
===========    ============   ===========    =============   ===========    =============   ===========    =============




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                              MSF MetLife Conservative to         MSF MetLife           MSF MetLife Moderate to
                                                  Moderate Allocation         Moderate Allocation        Aggressive Allocation
                                             Investment Option (Class B)  Investment Option (Class B)  Investment Option (Class B)
                                             ---------------------------  ---------------------------  -----------------------
                                                  2006         2005         2006            2005             2006         2005
                                             ------------ ------------ ------------      ------------      ------------  ------
Operations:
  Net investment income (loss) ............     $    (293)      $ --     $     (76)            $ --         $  (2,900)       $ --
  Realized gain (loss) ....................            17         --            16               --             2,235          --
  Change in unrealized gain (loss)
    on investments ........................         3,297         --         2,178               --            49,308          --
                                                ---------       ----     ---------             ----         ---------        ----
    Net increase (decrease) in
      net assets resulting from
      operations ..........................         3,021         --         2,118               --            48,643          --
                                                ---------       ----     ---------             ----         ---------        ----
Unit Transactions:
  Participant premium payments ............         4,167         --         1,696               --            64,053          --
  Participant transfers from other
    funding options .......................        56,571         --        67,734               --           692,453          --
  Contract surrenders .....................        (2,880)        --          (880)              --           (27,727)         --
  Participant transfers to other
    funding options .......................            --         --            --               --           (46,899)         --
  Other receipts/(payments) ...............            --         --            --               --                --          --
                                                ---------       ----     ---------             ----         ---------        ----
    Net increase (decrease) in
      net assets resulting from
      unit transactions ...................        57,858         --        68,550               --           681,880          --
                                                ---------       ----     ---------             ----         ---------        ----
    Net increase (decrease) in
      net assets ..........................        60,879         --        70,668               --           730,523          --
Net Assets:
  Beginning of year .......................            --         --            --               --                --          --
                                                ---------       ----     ---------             ----         ---------        ----
  End of year .............................     $  60,879       $ --     $  70,668             $ --         $ 730,523        $ --
                                                =========       ====     =========             ====         =========        ====


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                   MSF Oppenheimer             MSF T. Rowe Price             MSF Western Asset
   MSF MFS(R) Total Return            Global Equity               Large Cap Growth         Management High Yield Bond
 Investment Option (Class F)  Investment Option (Class A)  Investment Option (Class B)   Investment Option (Class A)
----------------------------  ---------------------------  ---------------------------   ----------------------------
     2006           2005          2006           2005          2006           2005           2006          2005
------------   ------------   -----------   ------------   ------------  ------------     ----------   ------------

$    (32,300)  $     --      $    (14,436)  $     --      $     (1,158)  $      --      $       (580)   $      --
      11,306         --             5,613         --                14          --                75           --

     441,304         --           482,703         --            18,333          --            10,273           --
------------   --------      ------------   --------      ------------   ---------      ------------    ---------


     420,310         --           473,880         --            17,189          --             9,768           --
------------   --------      ------------   --------      ------------   ---------      ------------    ---------

     374,382         --            91,746         --            29,699          --             4,868           --

   5,742,872         --        13,284,824         --           215,026          --           141,369           --
    (340,954)        --          (227,583)        --           (13,263)         --            (5,193)          --

    (248,441)        --           (40,730)        --            (4,777)         --              (626)          --
        (890)        --              (534)        --                --          --                --           --
------------   --------      ------------   --------      ------------   ---------      ------------    ---------


   5,526,969         --        13,107,723         --           226,685          --           140,418           --
------------   --------      ------------   --------      ------------   ---------      ------------    ---------

   5,947,279         --        13,581,603         --           243,874          --           150,186           --

          --         --                --         --                --          --                --           --
------------   --------      ------------   --------      ------------   ---------      ------------    ---------
$  5,947,279   $     --      $ 13,581,603   $    --       $    243,874   $      --      $    150,186    $      --
============   ========      ============   ========      ============   =========      ============    =========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                            MSF Western Asset                                           PIMCO VIT Real Return
                                        Management U.S. Government       Money Market                     Investment Option
                                        Investment Option (Class A)    Investment Option               (Administrative Class)
                                        --------------------------- ----------------------------    -----------------------------
                                             2006         2005           2006           2005          2006                2005
                                         -----------    -------     ------------     -----------    ------------     ------------
Operations:
  Net investment income (loss) .....   $    (14,339)     $ --       $     89,140    $    176,392    $      8,969    $      1,813
  Realized gain (loss) .............          5,902        --                 --              --           8,498           1,751
  Change in unrealized gain (loss)
    on investments .................        133,098        --                 --              --         (20,126)         (4,636)
                                       ------------      ----       ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations ...................        124,661        --             89,140         176,392          (2,659)         (1,072)
                                       ------------      ----       ------------    ------------    ------------    ------------
Unit Transactions:
  Participant premium payments .....        162,148        --            412,367       3,709,173           7,364             709
  Participant transfers from other
    funding options ................      3,166,333        --            327,899       3,102,464         249,484         201,050
  Contract surrenders ..............       (149,910)       --           (332,310)     (1,260,620)        (37,483)         (2,336)
  Participant transfers to other
    funding options ................       (151,688)       --         (8,594,872)     (8,747,581)         (9,432)            (13)
  Other receipts/(payments) ........             --        --             (4,356)             --              --              --
                                       ------------      ----       ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ............      3,026,883        --         (8,191,272)     (3,196,564)        209,933         199,410
                                       ------------      ----       ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets ...................      3,151,544        --         (8,102,132)     (3,020,172)        207,274         198,338
Net Assets:
  Beginning of year ................             --        --          8,102,132      11,122,304         198,338              --
                                       ------------      ----       ------------    ------------    ------------    ------------
  End of year ......................   $  3,151,544      $ --       $         --    $  8,102,132    $    405,612    $    198,338
                                       ============      ====       ============    ============    ============    ============



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


     PIMCO VIT Total Return
        Investment Option        Pioneer Mid Cap Value VCT       Putnam VT Discovery Growth    Putnam VT International Equity
     (Administrative Class)     Investment Option (Class II)    Investment Option (Class IB)    Investment Option (Class IB)
  --------------------------    ----------------------------    ----------------------------   ------------------------------
       2006           2005          2006           2005              2006           2005           2006          2005
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------

$      79,938    $    52,724    $    (2,019)   $    (1,399)       $      (233)   $      (198)   $    (1,004)   $     2,462
        7,906         37,168         75,274         23,973              1,217            556         17,393         12,174

      (21,075)       (56,523)       (44,254)        (4,961)             1,843          1,252         99,641         30,702
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------


       66,769         33,369         29,001         17,613              2,827          1,610        116,030         45,338
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------

      337,097        388,318         52,259         77,814              5,826          5,931         60,954         76,626

       71,311        380,814         12,530         18,289                129              3         17,073          3,731
     (272,604)      (259,956)       (30,663)       (31,294)            (2,936)        (3,831)       (30,860)       (36,889)

      (54,945)       (45,437)       (54,668)       (26,300)            (2,633)            (4)       (37,289)       (34,909)
           --             --             --             --                 --             --             --             --
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------


       80,859        463,739        (20,542)        38,509                386          2,099          9,878          8,559
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------

      147,628        497,108          8,459         56,122              3,213          3,709        125,908         53,897

    2,137,134      1,640,026        284,534        228,412             27,216         23,507        438,964        385,067
-------------    -----------    -----------    -----------        -----------    -----------    -----------    -----------
$   2,284,762    $ 2,137,134    $   292,993    $   284,534        $    30,429    $    27,216    $   564,872    $   438,964
=============    ===========    ===========    ===========        ===========    ===========    ===========    ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                                               Travelers AIM
                                             Putnam VT Small Cap Value     Capital Appreciation     Travelers Convertible Securities
                                           Investment Option (Class IB)      Investment Option             Investment Option
                                           ---------------------------   -------------------------- --------------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) .........   $    (3,422)   $    (3,605)   $    (8,551)   $   (18,491)   $     1,867    $     6,149
  Realized gain (loss) .................        71,671         38,471        (66,257)      (123,214)        18,437          5,790
  Change in unrealized gain (loss)
    on investments .....................        33,105            826        268,485        348,586             15         (8,713)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .......................       101,354         35,692        193,677        206,881         20,319          3,226
                                           -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant premium payments .........        53,856         87,016        124,553        284,693          7,804         44,518
  Participant transfers from other
    funding options ....................        33,595        260,004         15,187        168,791          1,697        154,276
  Contract surrenders ..................       (28,028)       (27,108)       (85,797)      (379,420)        (7,884)       (22,630)
  Participant transfers to other
    funding options ....................       (34,777)       (65,201)    (3,106,543)      (357,939)      (315,069)          (591)
  Other receipts/(payments) ............            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ................        24,646        254,711     (3,052,600)      (283,875)      (313,452)       175,573
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .......................       126,000        290,403     (2,858,923)       (76,994)      (293,133)       178,799
Net Assets:
  Beginning of year ....................       613,119        322,716      2,858,923      2,935,917        293,133        114,334
                                           -----------    -----------    -----------    -----------    -----------    -----------
  End of year ..........................   $   739,119    $   613,119    $        --    $ 2,858,923    $        --    $   293,133
                                           ===========    ===========    ===========    ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                                  Travelers Managed                Travelers Managed
     Travelers Equity Income        Travelers Large Cap     Allocation Series: Aggressive    Allocation Series: Conservative
         Investment Option            Investment Option            Investment Option                Investment Option
   --------------------------       ----------------------- ------------------------------   --------------------------------
        2006           2005          2006           2005          2006           2005           2006            2005
   ------------   ------------  ------------   ------------   ------------  ------------   ------------     ------------

$      13,868    $    (8,865)   $       382    $    (1,304)   $     3,624    $       (82)   $       389    $        47
      193,167         29,558         36,302          3,171         13,660             65           (292)            21

     (141,674)        22,303        (30,140)        11,136             33            (33)           (34)            34
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


       65,361         42,996          6,544         13,003         17,317            (50)            63            102
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       66,326        224,144          8,045         47,116          1,533            390            481          1,059

       12,594        131,483          2,615         16,237         13,206        263,883            219          9,522
      (74,957)      (185,613)        (9,088)       (23,145)       (17,146)          (428)          (335)          (135)

   (1,300,092)       (20,976)      (206,228)        (8,933)      (278,705)            --        (10,960)           (16)
           --             --             --             --             --             --             --             --
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (1,296,129)       149,038       (204,656)        31,275       (281,112)       263,845        (10,595)        10,430
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (1,230,768)       192,034       (198,112)        44,278       (263,795)       263,795        (10,532)        10,532

    1,230,768      1,038,734        198,112        153,834        263,795             --         10,532             --
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$          --    $ 1,230,768    $        --    $   198,112    $        --    $   263,795    $        --    $    10,532
=============    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                            Travelers Managed         Travelers Managed
                                            Allocation Series:       Allocation Moderate-         Travelers MFS(R)
                                           Moderate-Aggressive       Conservative Series:         Mid Cap Growth
                                             Investment Option         Investment Option         Investment Option
                                        -------------------------  -----------------------  -----------------------
                                             2006         2005       2006         2005         2006         2005
                                        -------------------------  -----------------------  -----------------------
Operations:
  Net investment income (loss) ......   $   8,192    $     832     $   1,455    $     120    $    (881)   $  (2,241)
  Realized gain (loss) ..............      12,045          192          (398)          17       70,815        4,734
  Change in unrealized gain (loss)
    on investments ..................      (5,445)       5,445          (186)         186      (50,588)       5,741
                                        ---------    ---------     ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      operations ....................      14,792        6,469           871          323       19,346        8,234
                                        ---------    ---------     ---------    ---------    ---------    ---------
Unit Transactions:
  Participant premium payments ......      31,505       22,058           884           50       27,016       78,924
  Participant transfers from other
    funding options .................     135,350      242,489        12,726       35,575        1,530        4,148
  Contract surrenders ...............      (9,104)      (3,797)         (834)        (334)     (15,879)     (33,631)
  Participant transfers to other
    funding options .................    (439,762)          --       (49,261)          --     (348,184)     (14,289)
  Other receipts/(payments) .........          --           --            --           --           --           --
                                        ---------    ---------     ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets resulting from
      unit transactions .............    (282,011)     260,750       (36,485)      35,291     (335,517)      35,152
                                        ---------    ---------     ---------    ---------    ---------    ---------
    Net increase (decrease) in
      net assets ....................    (267,219)     267,219       (35,614)      35,614     (316,171)      43,386
Net Assets:
  Beginning of year .................     267,219           --        35,614           --      316,171      272,785
                                        ---------    ---------     ---------    ---------    ---------    ---------
  End of year .......................   $      --    $ 267,219     $      --    $  35,614    $      --    $ 316,171
                                        =========    =========     =========    =========    =========    =========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                                                               Travelers Pioneer
Travelers MFS(R) Total Return      Travelers MFS(R) Value      Travelers Pioneer Fund           Strategic Income
      Investment Option              Investment Option            Investment Option             Investment Option
----------------------------    ---------------------------   --------------------------    --------------------------
     2006              2005           2006           2005          2006           2005           2006           2005
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$      60,381    $    76,886    $      (282)   $       829    $     3,269    $    (3,276)   $    (3,676)   $    46,268
      264,210        296,627          6,836          3,574         22,000         (2,590)         3,148          1,291

     (131,621)      (260,305)         2,595         (2,595)         1,791         26,662         17,857        (16,330)
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      192,970        113,208          9,149          1,808         27,060         20,796         17,329         31,229
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      248,100        720,554          8,751          8,679         15,981         46,753         37,145         97,547

       30,272        571,959         27,873         86,364            800         18,425         27,182        659,374
     (159,938)      (682,393)       (16,635)        (2,979)       (19,048)       (43,300)       (34,643)      (102,966)

   (5,862,883)      (145,010)      (122,258)          (752)      (451,704)        (9,534)    (1,409,705)        (8,830)
           --             --             --             --             --             --             --             --
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (5,744,449)       465,110       (102,269)        91,312       (453,971)        12,344     (1,380,021)       645,125
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (5,551,479)       578,318        (93,120)        93,120       (426,911)        33,140     (1,362,692)       676,354

    5,551,479      4,973,161         93,120             --        426,911        393,771      1,362,692        686,338
-------------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$          --    $ 5,551,479    $        --    $    93,120    $        --    $   426,911    $        --    $ 1,362,692
=============    ===========    ===========    ===========    ===========    ===========    ===========    ===========



   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                                                     Travelers Style Focus Series:             Travelers
                                        Travelers Strategic Equity          Small Cap Growth          U.S. Government Securities
                                             Investment Option              Investment Option              Investment Option
                                        ---------------------------  ------------------------------   ---------------------------
                                             2006          2005         2006         2005                  2006         2005
                                        ------------  -------------  ------------ ------------        ----------   ------------
Operations:
  Net investment income (loss) ...   $     5,343    $   (16,112)   $      (234)   $      (153)      $   178,654    $   (25,521)
  Realized gain (loss) ...........      (728,605)      (258,299)        18,338          1,830          (169,226)        14,343
  Change in unrealized gain (loss)
    on investments ...............       999,766        313,359         (1,970)         1,970          (116,756)       117,464
                                     -----------    -----------    -----------    -----------       -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       276,504         38,948         16,134          3,647          (107,328)       106,286
                                     -----------    -----------    -----------    -----------       -----------    -----------
Unit Transactions:
  Participant premium payments ...       194,602        522,415          2,158          1,182           110,342        390,461
  Participant transfers from other
    funding options ..............        47,409        199,397         42,108         96,629            72,274        222,446
  Contract surrenders ............      (247,948)      (787,536)        (1,720)        (1,301)         (111,075)      (328,595)
  Participant transfers to other
    funding options ..............    (6,236,153)      (554,975)      (152,508)        (6,329)       (3,143,611)      (179,379)
  Other receipts/(payments) ......        (5,500)           486             --             --                --             --
                                     -----------    -----------    -----------    -----------       -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (6,247,590)      (620,213)      (109,962)        90,181        (3,072,070)       104,933
                                     -----------    -----------    -----------    -----------       -----------    -----------
    Net increase (decrease) in
      net assets .................    (5,971,086)      (581,265)       (93,828)        93,828        (3,179,398)       211,219
Net Assets:
  Beginning of year ..............     5,971,086      6,552,351         93,828             --         3,179,398      2,968,179
                                     -----------    -----------    -----------    -----------       -----------    -----------
  End of year ....................   $        --    $ 5,971,086    $        --    $    93,828       $        --    $ 3,179,398
                                     ===========    ===========    ===========    ===========       ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


                                    Van Kampen LIT                                              Vanguard VIF
  Van Kampen LIT Comstock          Strategic Growth        Vanguard VIF Mid-Cap Index     Total Stock Market Index
Investment Option (Class II)  Investment Option (Class I)       Investment Option             Investment Option
----------------------------  ---------------------------  ---------------------------    ------------------------
     2006           2005          2006           2005          2006           2005           2006          2005
------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

$      847     $    (644)     $  (1,282)     $    (778)     $   1,076      $    (496)     $    (155)     $     (48)
    13,086         2,170          1,894          2,023         16,619            127          4,799             21

    18,446         5,397          2,428          8,342         29,015         12,538         12,214            547
----------     ---------      ---------      ---------      ---------      ---------      ---------      ---------


    32,379         6,923          3,040          9,587         46,710         12,169         16,858            520
----------     ---------      ---------      ---------      ---------      ---------      ---------      ---------

    35,774        30,369         36,429         33,965         42,109         10,706          5,550            290

     1,820       132,266          1,712          1,292        229,562        226,885        231,752         49,043
   (19,616)      (15,471)       (19,299)       (26,245)       (20,990)        (2,875)        (4,930)          (320)

    (1,931)       (3,327)        (2,646)        (8,953)       (18,891)        (5,208)          (236)          (896)
        --            --             --             --             --             --             --             --
----------     ---------      ---------      ---------      ---------      ---------      ---------      ---------


    16,047       143,837         16,196             59        231,790        229,508        232,136         48,117
----------     ---------      ---------      ---------      ---------      ---------      ---------      ---------

    48,426       150,760         19,236          9,646        278,500        241,677        248,994         48,637

   201,621        50,861        145,836        136,190        241,677             --         48,637             --
----------     ---------      ---------      ---------      ---------      ---------      ---------      ---------
$  250,047     $ 201,621      $ 165,072      $ 145,836      $ 520,177      $ 241,677      $ 297,631      $  48,637
==========     =========      =========      =========      =========      =========      =========      =========



 The accompanying notes are an integral part of these financial statements.

                         METLIFE OF CT FUND UL
                      FOR VARIABLE LIFE INSURANCE

          STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
            For the years ended December 31, 2006 and 2005


                                           VIP Asset Manager SM            VIP Contrafund(R)            VIP Equity-Income
                                            Investment Option             Investment Option             Investment Option
                                              (Initial Class)               (Service Class)              (Initial Class)
                                        ------------------------      ---------------------------   -----------------------------
                                             2006         2005           2006             2005           2006             2005
                                        ------------ ------------     ------------   ------------   ------------     ------------
Operations:
  Net investment income (loss) ...   $     74,616    $     76,078    $      5,078    $     (5,967)   $    307,689    $     95,220
  Realized gain (loss) ...........            256         (15,948)        149,542           9,128       1,691,894         511,208
  Change in unrealized gain (loss)
    on investments ...............        159,289          59,953          (3,599)        144,747         163,008         (33,203)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        234,161         120,083         151,021         147,908       2,162,591         573,225
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant premium payments ...        230,522         266,541         297,526         200,408         687,464         801,167
  Participant transfers from other
    funding options ..............         34,522          42,963         144,494         257,869         187,739         465,989
  Contract surrenders ............       (424,669)       (517,529)       (103,880)        (79,737)     (1,481,559)     (1,016,427)
  Participant transfers to other
    funding options ..............        (64,281)        (74,130)        (34,597)        (10,180)       (532,449)       (587,929)
  Other receipts/(payments) ......        (42,167)        (11,641)             --              --         (11,536)           (208)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (266,073)       (293,796)        303,543         368,360      (1,150,341)       (337,408)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (31,912)       (173,713)        454,564         516,268       1,012,250         235,817
Net Assets:
  Beginning of year ..............      3,713,026       3,886,739       1,230,106         713,838      11,808,846      11,573,029
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,681,114    $  3,713,026    $  1,684,670    $  1,230,106    $ 12,821,096    $ 11,808,846
                                     ============    ============    ============    ============    ============    ============


   The accompanying notes are an integral part of these financial statements.

                              METLIFE OF CT FUND UL
                           FOR VARIABLE LIFE INSURANCE

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005


              VIP Growth                VIP High Income                VIP Mid Cap
        Investment Option            Investment Option            Investment Option
          (Initial Class)              (Initial Class)             (Service Class 2)
   ---------------------------------------------------------------------------------------
        2006           2005          2006           2005          2006           2005
   ------------   ------------  ------------   ------------   ------------  ------------

   $    (44,011)  $    (31,048)   $  131,753    $   295,913    $    (2,379)    $  (1,822)
        (98,982)      (242,412)     (107,173)       (73,788)        46,181         6,147

        798,766        796,725       176,471       (181,921)        (1,707)       36,278
   ------------   ------------    ----------    -----------    -----------     ---------


        655,773        523,265       201,051         40,204         42,095        40,603
   ------------   ------------    ----------    -----------    -----------     ---------

        824,020        994,115       152,182        183,876        100,608        75,953

        233,779        347,991        45,913         83,037        157,068        84,528
     (1,345,868)    (1,501,606)     (399,584)      (259,610)       (85,322)      (26,330)

       (569,634)      (475,979)     (133,642)      (111,315)       (16,442)      (10,724)
        (23,420)        (3,100)       (1,440)        (9,371)            --            --
   ------------   ------------    ----------    -----------    -----------     ---------


       (881,123)      (638,579)     (336,571)      (113,383)       155,912       123,427
   ------------   ------------    ----------    -----------    -----------     ---------

       (225,350)      (115,314)     (135,520)       (73,179)       198,007       164,030

     11,279,743     11,395,057     2,102,011      2,175,190        309,636       145,606
   ------------   ------------    ----------    -----------    -----------     ---------
   $ 11,054,393   $ 11,279,743    $1,966,491    $ 2,102,011    $   507,643     $ 309,636
   ============   ============    ==========    ===========    ===========     =========


   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS


1. BUSINESS

     MetLife of CT Fund UL for Variable Life Insurance ("Fund UL") (formerly, The Travelers Fund UL for Variable Life Insurance) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable life insurance contracts issued by the Company. Fund UL, established on November 10, 1983, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund UL are InVest, MarketLife (formerly, Travelers MarketLife), MetLife Variable Life Accumulator (formerly, Travelers Variable Life Accumulator), MetLife Variable Life Accumulator Series 2 (formerly, Travelers Variable Life Accumulator Series 2), MetLife Variable Life Accumulator Series 3 (formerly, Travelers Variable Life Accumulator Series 3), MetLife Variable Life (formerly, Travelers Variable Life), MetLife Variable Survivorship Life Insurance (formerly, Travelers Variable Survivorship Life Insurance) and MetLife Variable Survivorship Life II (formerly, Travelers Variable Survivorship Life II).

Fund UL is divided into Investment Options, each of which is treated as an individual separate account for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series and funds are referred to as "portfolios".


     American Funds Insurance Series                                Met Investors Series Trust
     Credit Suisse Trust                                            MetLife Investment Funds, Inc.
     Dreyfus Stock Index Fund, Inc.                                 Metropolitan Series Fund, Inc.
     Dreyfus Variable Investment Fund                               PIMCO Variable Insurance Trust
     DWS Investments VIT Funds                                      Pioneer Variable Contracts Trust
     Franklin Templeton Variable Insurance Products Trust           Putnam Variable Trust
     Goldman Sachs Variable Insurance Trust                         The Merger Fund VL
     Janus Aspen Series                                             Van Kampen Life Investment Trust
     Legg Mason Partners Variable Portfolios II                     Vanguard Variable Insurance Fund
     Legg Mason Partners Variable Portfolios III, Inc.              Variable Insurance Products Fund
     Legg Mason Partners Variable Portfolios IV


Participant premium payments applied to Fund UL are invested in one or more Investment Options in accordance with the selection made by the contract owner. The following Investment Options were available for investment as of December
31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Investment Option invests):

     Dreyfus Stock Index Investment Option
     Merger Fund VL Investment Option
     American Funds Global Growth Investment Option (Class 2)
     American Funds Growth Investment Option (Class 2)
     American Funds Growth-Income Investment Option (Class 2)
     Credit Suisse Trust Emerging Markets Investment Option
     Dreyfus VIF Appreciation Investment Option (Initial Shares)
     Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
     DWS VIT Small Cap Index Investment Option (Class A)
     FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option (Class 2) FTVIPT Templeton Developing Markets Securities Investment Option (Class 2) FTVIPT Templeton Foreign Securities Investment Option (Class 2)
     FTVIPT Templeton Global Asset Allocation Investment Option (Class 1)
     FTVIPT Templeton Global Income Securities Investment Option (Class 1) Goldman Sachs Capital Growth Investment Option
     Janus Aspen Global Technology Investment Option (Service Shares)
     Janus Aspen Mid Cap Growth Investment Option (Service Shares)
     Janus Aspen Worldwide Growth Investment Option (Service Shares)
     LMPVPII Equity Index Investment Option (Class I)
     LMPVPII Fundamental Value Investment Option

     LMPVPIII Aggressive Growth Investment Option
     LMPVPIII High Income Investment Option
     LMPVPIII International All Cap Growth Investment Option
     LMPVPIII Large Cap Growth Investment Option
     LMPVPIII Large Cap Value Investment Option
     LMPVPIV Multiple Discipline Investment Option-All Cap Growth and Value LMPVPIV Multiple Discipline Investment Option-Balanced All Cap Growth and Value
     MIST Janus Capital Appreciation Investment Option (Class A)
     MIST Legg Mason Partners Managed Assets Investment Option (Class A)
     MIST Lord Abbett Bond Debenture Investment Option (Class A)
     MIST Lord Abbett Growth and Income Investment Option (Class B)
     MIST Met/AIM Capital Appreciation Investment Option (Class A)
     MIST Met/AIM Small Cap Growth Investment Option (Class A)
     MIST MFS(R) Value Investment Option (Class A)
     MIST Neuberger Berman Real Estate Investment Option (Class A)
     MIST Pioneer Fund Investment Option (Class A)
     MIST Pioneer Strategic Income Investment Option (Class A)
     MIST Third Avenue Small Cap Value Investment Option (Class B)
     MetLife Investment Diversified Bond Investment Option (Class I)
     MetLife Investment International Stock Investment Option (Class I)
     MetLife Investment Large Company Stock Investment Option (Class I)
     MetLife Investment Small Company Stock Investment Option (Class I)
     MSF BlackRock Aggressive Growth Investment Option (Class D)
     MSF BlackRock Money Market Investment Option (Class A)
     MSF FI Large Cap Investment Option (Class A)
     MSF FI Value Leaders Investment Option (Class D)
     MSF MetLife Aggressive Allocation Investment Option (Class B)
     MSF MetLife Conservative Allocation Investment Option (Class B)
     MSF MetLife Conservative to Moderate Allocation Investment Option (Class B) MSF MetLife Moderate Allocation Investment Option (Class B) MSF
     MetLife Moderate to Aggressive Allocation Investment Option (Class B)
     MSF MFS(R) Total Return Investment Option (Class F)
     MSF Oppenheimer Global Equity Investment Option (Class A)
     MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
     MSF Western Asset Management High Yield Bond Investment Option (Class A) MSF Western Asset Management U.S. Government Investment Option (Class A) PIMCO VIT Real Return Investment Option (Administrative Class)
     PIMCO VIT Total Return Investment Option (Administrative Class)
     Pioneer Mid Cap Value VCT Investment Option (Class II)
     Putnam VT Discovery Growth Investment Option (Class IB)
     Putnam VT International Equity Investment Option (Class IB)
     Putnam VT Small Cap Value Investment Option (Class IB)
     Van Kampen LIT Comstock Investment Option (Class II)
     Van Kampen LIT Strategic Growth Investment Option (Class I)
     Vanguard VIF Mid-Cap Index Investment Option
     Vanguard VIF Total Stock Market Index Investment Option
     VIP Asset ManagerSM Investment Option (Initial Class)
     VIP Contrafund(R) Investment Option (Service Class)
     VIP Equity - Income Investment Option (Initial Class)
     VIP Growth Investment Option (Initial Class)
     VIP High Income Investment Option (Initial Class)
     VIP Mid Cap Investment Option (Service Class 2)

The operations of the Investment Options changed as follows during the years ending December 31, 2006 and 2005:

For the year ended December 31, 2006:


Mergers

Old Portfolio                                                              New Portfolio
Travelers AIM Capital Appreciation Portfolio (a)                           Met/AIM Capital Appreciation
Portfolio (b) Travelers Convertible Securities Portfolio (a)               Lord Abbett Bond Debenture Portfolio (b)
Travelers Pioneer Fund Portfolio (a)                                       Pioneer Fund Portfolio (b)
Travelers Pioneer Strategic Income Portfolio (a)                           Pioneer Strategic Income Portfolio (b)
Travelers Style Focus Series: Small Cap Growth Portfolio (a)               Met/AIM Small Cap Growth Portfolio (b)
Travelers Equity Income Portfolio (a)                                      FI Value Leaders Portfolio (b)
Travelers Large Cap Portfolio (a)                                          FI Large Cap Portfolio (b)
Travelers Managed Allocation Series: Conservative Portfolio (a)            MetLife Conservative Allocation Portfolio (b)
Travelers Managed Allocation Series: Moderate Conservative Portfolio (a)   MetLife Conservative to Moderate Allocation Portfolio (b)
Travelers Managed Allocation Series: Moderate-Aggressive Portfolio (a)     MetLife Moderate to Aggressive Allocation Portfolio (b)
Travelers Managed Allocation Series: Aggressive Portfolio (a)              MetLife Aggressive Allocation Portfolio (b)
Travelers MFS Mid Cap Growth Portfolio (a)                                 BlackRock Aggressive Growth Portfolio (b)
Travelers MFS Total Return Portfolio (a)                                   MFS Total Return Portfolio (b)
Travelers Strategic Equity Portfolio (a)                                   FI Large Cap Portfolio (b)
Travelers U.S. Government Securities Portfolio (a)                         Western Asset Management U.S. Government Portfolio (b)
Capital Appreciation Fund (a)                                              Janus Capital Appreciation Portfolio (b)
Travelers MFS Value Portfolio (a)                                          MFS Value Portfolio (b)
High Yield Bond Trust (a)                                                  Western Assets Management High Yield Bond Portfolio (b)
Managed Assets Trust (a)                                                   Legg Mason Partners Managed Assets Portfolio (b)
Money Market Portfolio (a)                                                 BlackRock Money Market Portfolio (b)


     (a) For the period January 1, 2006 to April 30, 2006

     (b) For the period May 1, 2006 to December 31, 2006

Substitutions


Old Portfolio                                                              New Portfolio
Delaware VIP REIT Portfolio (c)                                            Neuberger Berman Real Estate Portfolio (d)
AllianceBernstein Large Cap Growth Portfolio (c)                           T. Rowe Price Large Cap Growth Portfolio (d)
Mutual Shares Securities Portfolio (c)                                     Lord Abbett Growth and Income Portfolio (d)
FTVIPT Templeton Growth Securities Portfolio (c)                           Oppenheimer Global Equity Portfolio (d)
Lazard Retirement Small Cap Portfolio (c)                                  Third Avenue Small Cap Value Portfolio (d)


     (c) For the period January 1, 2006 to April 30, 2006

     (d) For the period May 1, 2006 to December 31, 2006

Name Change


Old Name                                                                   New Name
CitiStreet Diversified Bond Investment Option                              MetLife Investment Diversified Bond Investment Option
CitiStreet International Stock Investment Option                           MetLife Investment International Stock Investment Option
CitiStreet Large Company Stock Investment Option                           MetLife Investment Large Company Stock Investment Option
CitiStreet Small Company Stock Investment Option                           MetLife Investment Small Company Stock Investment Option
Multiple Discipline All Cap Growth and Value Investment Option             LMPVPIV Multiple Discipline All Cap Growth and
                                                                           Value Investment Option
Multiple Discipline Balanced All Cap Growth and Value                      LMPVPIII Multiple Discipline Balanced All Cap Growth
Investment Option                                                          and Value Investment Option
Smith Barney Aggressive Growth Investment Option                           LMPVPIII Aggressive Growth Investment Option
Smith Barney High Income Investment Option                                 LMPVPIII High Income Investment Option
Smith Barney International All Cap growth Investment Option                LMPVPIII International All Cap Growth Investment Option
Smith Barney Large Capitalization Growth Investment Option                 LMPVPIII Large Cap Growth Investment Option
Smith Barney Large Cap Value Investment Option                             LMPVPIII Large Cap Value Investment Option
Smith Barney Equity Index Investment Option                                LMPVPII Equity Index Investment Option
Smith Barney Fundamental Value Investment Option                           LMPVPII Fundamental Value Investment Option


1. BUSINESS -- (Concluded)

For the year ended December 31, 2005:

Additions:

Managed Allocation Aggressive Investment Option
Managed Allocation Conservative Investment Option
Managed Allocation Moderate-Aggressive Investment Option
Managed Allocation Moderate-Conservative Investment Option
MFS Value Investment Option
Real Return - Administrative Class Investment Option
Style Focus Series: Small Cap Growth Investment Option
Vanguard Mid-Cap Index Investment Option
Vanguard Total Stock Market Index Investment Option

Not all funds may be available in all states or to all contract owners. This report is prepared for the general information of contract owners and is not an offer of units of Fund UL or shares of Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Fund UL product(s) offered by the Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are accounted for on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Fund UL form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Investment Option. Since each Investment Option offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Investment Option for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day, and are assessed through the calculation of unit values:

- Mortality and Expense Risks assumed by the Company ("M&E") - Separate Account Expense Charge ("SAE")

Below is a table displaying current separate account charges with their associated products offered in this Separate Account for each funding option.


                                                                                                           Asset-based
                                                                                                            Charges
                                                                                                          --------------     Total
  Separate Account Charge (1)  Product                                                                     M&E(3)    SAE     Charge
-----------------------------  -------------------                                                         -----    -----    -------
Separate Account Charge 0.20%  MetLife Variable Life (Applies to the policy years 16 and greater)           0.20%             0.20%
                               MetLife Variable Life Accumulator
                                 (Applies to the policy years 16 and greater)                               0.20%             0.20%
Separate Account Charge 0.25%  MarketLife (Applies to policies issued on or after 5/1/1998 in
                                 policy years 16 and greater)                                               0.25%             0.25%
Separate Account Charge 0.35%  MetLife Variable Survivorship Life (Applies to the policy
                                 years 16 and greater)                                                      0.35%             0.35%
                               MetLife Variable Survivorship Life II (Applies to the policy
                                 years 16 and greater)                                                      0.35%             0.35%
Separate Account Charge 0.40%  MetLife Variable Life Accumulator - Series 2
                                 (Applies to policy years 6-15) (2)                                         0.40%             0.40%
                               MetLife Variable Life Accumulator - Series 3
                                 (Applies to policy years 6-15) (2)                                         0.40%             0.40%
Separate Account Charge 0.45%  MarketLife (Applies to policies issued on or after 7/12/1995 and
                                 prior to 5/1/1998 and in policy years 16 and greater)                      0.45%             0.45%
Separate Account Charge 0.60%  Invest (4)                                                                   0.60%             0.60%
                               MarketLife (Applies to policies issued prior to 7/12/1995)                   0.60%             0.60%
Separate Account Charge 0.65%  MetLife Variable Life Accumulator
                                 (Applies to policies for the first 15 policy years)                        0.65%             0.65%
                               MetLife Variable Life Accumulator - Series 2 (Applies to policy years 1-5)   0.65%             0.65%
                               MetLife Variable Life Accumulator - Series 3 (Applies to policy years 1-5)   0.65%             0.65%
Separate Account Charge 0.85%  MetLife Variable Life (Applies to the policies in the first 15 years)        0.85%             0.85%
Separate Account Charge 0.90%  MarketLife (Applies to policies issued on or after 7/12/1995 for
                                 the first 15 policy years)                                                 0.80%   0.10%     0.90%
                               MetLife Variable Survivorship Life
                                 (Applies to the policies in the first 15 years)                            0.80%   0.10%     0.90%
                               MetLife Variable Survivorship Life II
                                 (Applies to the policies in the first 15 years)                            0.80%   0.10%     0.90%

(1)  Certain unit values may not be available through certain Investment
     Options.

(2) MetLife Variable Life Accumulator - Series 2 product has a guarantee that the M&E charge will not exceed 0.65% in the first 15 policy years.

     The Series 2 product has a current M& E charge of 0.00% in policy years 16 and greater. The Series 3 product has a guaranteed M& E charge of 0.00% in policy years 16 and greater.

(3) A waiver of 0.15% of the M&E charge applies to the Investment Option investing in the Western Asset Management U.S. Government Investment Option (Class A) of the Metropolitan Series Fund, Inc.

(4) The Invest product has a guarantee that the M&E and the SAE charges will not exceed 0.80% and 0.10%, respectively, for all policy years.

The Company receives contingent surrender charges on full or partial contract surrenders. Such charges are assessed through the redemption of units by applying various percentages to premiums and/or stated contract amounts.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS


                                                                                  As of and for the period ended December 31, 2006
                                                                                ---------------------------------------------------
INVESTMENTS                                                                         No. of      Market        Cost of     Proceeds
                                                                                    Shares       Value       Purchases   from Sales
                                                                                ---------------------------------------------------
Dreyfus Stock Index, Inc. (7.6%)
  Dreyfus Stock Index Investment Option (Initial Shares)
    Total (Cost $9,313,254)                                                        311,093   $11,246,019   $   469,878   $ 1,019,857
                                                                                ==========   ===========   ===========   ===========

The Merger Fund VL (0.1%)
  The Merger Fund VL Investment Option
    Total (Cost $93,821)                                                             8,530   $    98,606   $    25,827   $    30,355
                                                                                ==========   ===========   ===========   ===========

AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Large-Cap Growth Investment Option (Class B)
    Total (Cost $0)                                                                     --   $        --   $     7,917   $   238,237
                                                                                ==========   ===========   ===========   ===========

American Funds Insurance Series (4.7%)
  American Funds Global Growth Investment Option (Class 2) (Cost $996,949)          58,165   $ 1,354,668   $   226,411   $   141,493
  American Funds Growth Investment Option (Class 2) (Cost $2,877,378)               57,995     3,716,288       618,220       199,256
  American Funds Growth-Income Investment Option (Class 2) (Cost $1,562,314)        46,364     1,956,093       396,027       309,287
                                                                                ----------   -----------   -----------   -----------
    Total (Cost $5,436,641)                                                        162,524   $ 7,027,049   $ 1,240,658   $   650,036
                                                                                ==========   ===========   ===========   ===========

Capital Appreciation Fund (0.0%)
  Capital Appreciation Investment Option
    Total (Cost $0)                                                                     --   $        --   $   834,724   $11,911,838
                                                                                ==========   ===========   ===========   ===========

Credit Suisse Trust (0.1%)
  Credit Suisse Trust Emerging Markets Investment Option
    Total (Cost $76,537)                                                            6,111   $   133,533   $    25,206   $    45,136
                                                                                =========   ===========   ===========   ===========

Delaware VIP Trust (0.0%)
  Delaware VIP REIT Investment Option (Standard Class)
    Total (Cost $0)                                                                     --   $        --   $    61,027   $   339,219
                                                                                ==========   ===========   ===========   ===========

Dreyfus Variable Investment Fund (0.4%)
  Dreyfus VIF Appreciation Investment Option (Initial Shares) (Cost $8,001)            218   $     9,256   $     3,606   $     1,961
  Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
    (Cost $500,145)                                                                 13,703       575,920       127,570       102,532
                                                                                ----------   -----------   -----------   -----------
    Total (Cost $508,146)                                                           13,921   $   585,176   $   131,176   $   104,493
                                                                                ==========   ===========   ===========   ===========

DWS Investments VIT Funds (1.8%)
  DWS VIT Small Cap Index Investment Option (Class A)
    Total (Cost $2,033,451)                                                        164,986   $ 2,659,573   $   359,923   $   424,143
                                                                                ==========   ===========   ===========   ===========

Franklin Templeton Variable Insurance Products Trust (5.8%)
  FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option
    (Class 2) (Cost $508,435)                                                       28,635   $   633,689   $    97,793   $    52,540
  FTVIPT Mutual Shares Securities Investment Option (Class 2) (Cost $0)                 --            --        35,071       169,668
  FTVIPT Templeton Developing Markets Securities Investment Option
    (Class 2) (Cost $392,400)                                                       35,598       490,890       297,356        39,139
  FTVIPT Templeton Foreign Securities Investment Option (Class 2)
    (Cost $861,900)                                                                 58,127     1,088,141       209,537        30,632
  FTVIPT Templeton Global Asset Allocation Investment Option (Class 1)
    (Cost $4,817,580)                                                              252,897     5,553,614     1,172,268      393,1499
  FTVIPT Templeton Global Income Securities Investment Option (Class 1)
    (Cost $754,633)                                                                 55,830       878,214       117,753       196,598
  FTVIPT Templeton Growth Securities Investment Option - Class 1 Shares
    (Cost $0)                                                                           --            --     1,134,433    14,466,403
                                                                                ----------   -----------   -----------   -----------
    Total (Cost $7,334,948)                                                        431,087   $ 8,644,548   $ 3,064,211   $15,348,129
                                                                                ==========   ===========   ===========   ===========

Goldman Sachs Variable Insurance Trust (0.1%)
  Goldman Sachs Capital Growth Investment Option
    Total (Cost $95,751)                                                             9,663   $   111,903   $    35,494   $    27,967
                                                                                ==========   ===========   ===========   ===========



                                                                                           As of and for the period ended
                                                                                          December 31, 2006 -- (Continued)
                                                                                ----------------------------------------------------
INVESTMENTS                                                                     No. of       Market        Cost of       Proceeds
                                                                                Shares        Value       Purchases     from Sales
                                                                                ----------------------------------------------------
High Yield Bond Trust (0.0%)
  High Yield Bond Investment Option
    Total (Cost $0)                                                                  --    $        --    $    11,706   $   142,120
                                                                                =======    ===========    ===========   ===========

Janus Aspen Series (0.7%)
  Janus Aspen Global Technology Investment Option (Service Shares)
    (Cost $70,903)                                                               18,772    $    80,157    $    24,797   $    57,316
  Janus Aspen Mid Cap Growth Investment Option (Service Shares)
    (Cost $472,815)                                                              19,227        618,925        100,840        95,159
  Janus Aspen Worldwide Growth Investment Option (Service Shares)
    (Cost $351,820)                                                              12,739        410,323         69,241        43,916
                                                                                -------    -----------    -----------   -----------
    Total (Cost $895,538)                                                        50,738    $ 1,109,405    $   194,878   $   196,391
                                                                                =======    ===========    ===========   ===========
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Investment Option
    Total (Cost $0)                                                                  --    $        --    $    93,917   $   209,361
                                                                                =======    ===========    ===========   ===========
Legg Mason Partners Variable Portfolios II (7.2%)
  LMPVPII Equity Index Investment Option (Class I) (Cost $4,518,374)            162,321    $ 5,535,154    $   323,043   $   324,283
  LMPVPII Fundamental Value Investment Option (Cost $4,412,800)                 229,099      5,221,167        617,043       933,111
                                                                                -------    -----------    -----------   -----------
    Total (Cost $8,931,174)                                                     391,420    $10,756,321    $   940,086   $ 1,257,394
                                                                                =======    ===========    ===========   ===========
Legg Mason Partners Variable Portfolios III, Inc. (4.7%)
  LMPVPIII Aggressive Growth Investment Option (Cost $1,473,883)                118,914    $ 1,921,647    $   324,972   $   121,245
  LMPVPIII High Income Investment Option (Cost $1,397,921)                      174,875      1,278,337        216,240       268,894
  LMPVPIII International All Cap Growth Investment Option (Cost $30,939)          2,728         47,141          6,445         2,820
  LMPVPIII Large Cap Growth Investment Option (Cost $1,375,306)                 102,856      1,622,036        123,975       239,085
  LMPVPIII Large Cap Value Investment Option (Cost $1,827,551)                  101,121      2,195,336        196,148       321,147
                                                                                -------    -----------    -----------   -----------
    Total (Cost $6,105,600)                                                     500,494    $ 7,064,497    $   867,780   $   953,191
                                                                                =======    ===========    ===========   ===========
Legg Mason Partners Variable Portfolios IV (0.2%)
  LMPVPIV Multiple Discipline Investment Option-All Cap Growth and Value
    (Cost $128,462)                                                               8,449    $   138,738    $    73,898   $    33,192
  LMPVPIV Multiple Discipline Investment Option-Balanced All Cap
    Growth and Value (Cost $165,450)                                             12,252        174,101        223,760       215,236
                                                                                -------    -----------    -----------   -----------
    Total (Cost $293,912)                                                        20,701    $   312,839    $   297,658   $   248,428
                                                                                =======    ===========    ===========   ===========
Managed Assets Trust (0.0%)
  Managed Assets Investment Option
    Total (Cost $0)                                                                  --    $        --    $   272,475   $ 3,669,687
                                                                                =======    ===========    ===========   ===========
Met Investors Series Trust (13.7%)
  MIST Janus Capital Appreciation Investment Option (Class A)
    (Cost $10,252,080)                                                          137,090    $10,643,651    $11,386,981   $ 1,118,952
  MIST Legg Mason Partners Managed Assets Investment Option (Class A)
    (Cost $3,207,683)                                                           189,607      3,426,198      3,625,235       434,475
  MIST Lord Abbett Bond Debenture Investment Option (Class A) (Cost $309,099)    26,140        327,006        329,589        20,489
  MIST Lord Abbett Growth and Income Investment Option (Class B)
    (Cost $190,766)                                                               7,083        206,834        203,767        13,502
  MIST Met/AIM Capital Appreciation Investment Option (Class A)
    (Cost $3,238,375)                                                           266,312      2,884,159      3,530,434       274,440
  MIST Met/AIM Small Cap Growth Investment Option (Class A) (Cost $173,941)      13,024        176,208        200,955        24,741
  MIST MFS(R) Value Investment Option (Class A) (Cost $195,671)                  14,497        206,437        234,640        41,004
  MIST Neuberger Berman Real Estate Investment Option (Class A)
    (Cost $387,452)                                                              25,762        467,069        399,993        13,633
  MIST Pioneer Fund Investment Option (Class A) (Cost $362,990)                  26,888        393,375        491,952       129,942
  MIST Pioneer Strategic Income Investment Option (Class A) (Cost $1,500,051)   158,157      1,496,169      1,619,286       120,766

  MIST Third Avenue Small Cap Value Investment Option (Class B)
    (Cost $195,864)                                                              11,468        199,778        199,231         3,426
                                                                                -------    -----------    -----------   -----------
    Total (Cost $20,013,972)                                                    876,028    $20,426,884    $22,222,063   $ 2,195,370
                                                                                =======    ===========    ===========   ===========


                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                                 ---------------------------------------------------
INVESTMENTS                                                                      No. of        Market        Cost of       Proceeds
                                                                                 Shares         Value       Purchases     from Sales
                                                                                 ---------------------------------------------------
MetLife Investment Funds, Inc. (0.4%)
  MetLife Investment Diversified Bond Investment Option (Class I) (Cost $16,895)     1,515   $    17,706   $     1,939   $       596
  MetLife Investment International Stock Investment Option (Class I)
    (Cost $68,369)                                                                   4,964        94,412         6,786        10,971
  MetLife Investment Large Company Stock Investment Option (Class I)
    (Cost $22,720)                                                                   1,720        23,569           675         1,938
  MetLife Investment Small Company Stock Investment Option (Class I)
    (Cost $372,790)                                                                 29,162       417,885        60,618        18,855
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $480,774)                                                           37,361   $   553,572   $    70,018   $    32,360
                                                                                 =========   ===========   ===========   ===========

Metropolitan Series Fund, Inc. (27.5%)
  MSF BlackRock Aggressive Growth Investment Option (Class D) (Cost $365,226)       15,282   $   363,714   $   396,444   $    29,269
  MSF BlackRock Money Market Investment Option (Class A) (Cost $8,816,183)          88,162     8,816,182    10,403,249     1,587,066
  MSF FI Large Cap Investment Option (Class A) (Cost $5,935,247)                   403,483     6,100,669     6,598,898       626,528
  MSF FI Value Leaders Investment Option (Class D) (Cost $1,370,823)                 6,844     1,423,236     1,435,539        63,119
  MSF MetLife Aggressive Allocation Investment Option (Class B) (Cost $213,972)     18,710       229,016       286,370        71,414
  MSF MetLife Conservative Allocation Investment Option (Class B) (Cost $11,773)     1,174        12,374        12,439           676
  MSF MetLife Conservative to Moderate Allocation Investment Option (Class B)
    (Cost $57,585)                                                                   5,525        60,881        59,521         1,953
  MSF MetLife Moderate Allocation Investment Option (Class B) (Cost $68,493)         6,156        70,671        69,236           760
  MSF MetLife Moderate to Aggressive Allocation Investment Option (Class B)
    (Cost $681,244)                                                                 61,185       730,551       751,415        72,406
  MSF MFS(R) Total Return Investment Option (Class F) (Cost $5,506,246)             38,280     5,947,550     5,911,902       416,963
  MSF Oppenheimer Global Equity Investment Option (Class A) (Cost $13,099,469)     805,586    13,582,172    13,294,721
200,866
  MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
    (Cost $225,552)                                                                 16,056       243,885       236,625        11,087
  MSF Western Asset Management High Yield Bond Investment Option (Class A)
    (Cost $139,918)                                                                 14,567       150,191       144,109         4,266
  MSF Western Asset Management U.S. Government Investment Option (Class A)
    (Cost $3,018,564)                                                              256,233     3,151,661     3,245,555       232,894
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $39,510,295)                                                     1,737,243   $40,882,753   $42,846,023   $ 3,319,267
                                                                                 =========   ===========   ===========   ===========
Money Market Portfolio (0.0%)
  Money Market Investment Option
    Total (Cost $0)                                                                     --   $        --   $   594,652   $ 8,683,280
                                                                                 =========   ===========   ===========   ===========
PIMCO Variable Insurance Trust (1.8%)
  PIMCO VIT Real Return Investment Option (Administrative Class)
    (Cost $430,393)                                                                 34,001   $   405,632   $   274,745   $    45,086
  PIMCO VIT Total Return Investment Option (Administrative Class)
    (Cost $2,329,405)                                                              225,777     2,284,865       405,028       232,046
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $2,759,798)                                                        259,778   $ 2,690,497   $   679,773   $   277,132
                                                                                 =========   ===========   ===========   ===========
Pioneer Variable Contracts Trust (0.2%)
  Pioneer Mid Cap Value VCT Investment Option (Class II)
    Total (Cost $289,082)
                                                                                    14,477   $   293,005   $   121,856   $    73,890
Putnam Variable Trust (0.9%)                                                     =========   ===========   ===========   ===========
  Putnam VT Discovery Growth Investment Option (Class IB) (Cost $22,696)
  Putnam VT International Equity Investment Option (Class IB) (Cost $355,465)        5,140   $    30,431   $     5,215   $     5,061
  Putnam VT Small Cap Value Investment Option (Class IB) (Cost $617,072)            27,369       564,898        69,544        60,654
                                                                                    30,455       739,152       136,095        51,808
    Total (Cost $995,233)                                                        ---------   -----------   -----------   -----------
                                                                                    62,964   $ 1,334,481   $   210,854   $   117,523
                                                                                 =========   ===========   ===========   ===========

4. STATEMENT OF INVESTMENTS -- (Concluded)


                                                                                          As of and for the period ended
                                                                                          December 31, 2006 -- (Concluded)
                                                                                 ---------------------------------------------------
INVESTMENTS                                                                      No. of        Market        Cost of       Proceeds
                                                                                 Shares         Value       Purchases     from Sales
                                                                                ----------------------------------------------------
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Investment Option (Cost $0)                        --   $        --   $   106,426   $ 3,151,140
  Travelers Convertible Securities Investment Option (Cost $0)                          --            --        12,249       319,798
  Travelers Equity Income Investment Option (Cost $0)                                   --            --       198,161     1,349,457
  Travelers Large Cap Investment Option (Cost $0)                                       --            --        19,063       211,990
  Travelers Managed Allocation Series: Aggressive Investment Option (Cost $0)           --            --        55,471       296,630
  Travelers Managed Allocation Series: Conservative Investment Option (Cost $0)         --            --         1,319
                                                                                                                              11,274
  Travelers Managed Allocation Series: Moderate-Aggressive Investment Option
    (Cost $0)                                                                           --            --       209,671       444,683
  Travelers Managed Allocation Series: Moderate-Conservative Investment Option
    (Cost $0)                                                                           --            --        18,533        50,773
  Travelers MFS(R) Mid Cap Growth Investment Option (Cost $0)                           --            --        40,937       358,585
  Travelers MFS(R) Total Return Investment Option (Cost $0)                             --            --       326,649     5,928,914
  Travelers MFS(R) Value Investment Option (Cost $0)                                    --            --        41,207       143,005
  Travelers Pioneer Fund Investment Option (Cost $0)                                    --            --        16,997       467,710
  Travelers Pioneer Strategic Income Investment Option (Cost $0)                        --            --        48,749     1,432,476
  Travelers Strategic Equity Investment Option (Cost $0)                                --            --       535,309     6,528,905
  Travelers Style Focus Series: Small Cap Growth Investment Option (Cost $0)            --            --        44,652       151,339
  Travelers U.S. Government Securities Investment Option (Cost $0)                      --            --       343,328     3,191,307
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $0.00)                                                                  --   $        --   $ 2,018,721   $24,037,986
                                                                                 =========   ===========   ===========   ===========
Van Kampen Life Investment Trust (0.3%)
  Van Kampen LIT Comstock Investment Option (Class II) (Cost $221,494)              17,011   $   250,058   $    46,173   $    16,943
  Van Kampen LIT Strategic Growth Investment Option (Class I) (Cost $142,007)        5,730       165,079        30,375        15,457
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $363,501)                                                           22,741   $   415,137   $    76,548   $    32,400
                                                                                 =========   ===========   ===========   ===========
Vanguard(R) Variable Insurance Fund (0.5%)
  Vanguard VIF Mid-Cap Index Investment Option (Cost $478,643)                      26,206   $   520,196   $   301,693   $    54,185
  Vanguard VIF Total Stock Market Index Investment Option (Cost $284,884)            9,519       297,644       240,516         3,752
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $763,527)                                                           35,725   $   817,840   $   542,209   $    57,937
                                                                                 =========   ===========   ===========   ===========
Variable Insurance Products Fund (21.3%)
  VIP Asset Manager SM Investment Option (Initial Class) (Cost $3,534,071)         234,325   $ 3,681,250   $   218,387   $   409,777
  VIP Contrafund(R) Investment Option (Service Class) (Cost $1,409,668)             53,688     1,684,743       527,130        86,987
  VIP Equity - Income Investment Option (Initial Class) (Cost $11,081,751)         489,376    12,821,647     2,253,660     1,635,981
  VIP Growth Investment Option (Initial Class) (Cost $11,460,749)                  308,193    11,054,869       425,229     1,350,129
  VIP High Income Investment Option (Initial Class) (Cost $2,446,062)              309,697     1,966,573       236,566       441,346
  VIP Mid Cap Investment Option (Service Class 2) (Cost $454,070)                   14,822       507,664       269,651        80,727
                                                                                 ---------   -----------   -----------   -----------
    Total (Cost $30,386,371)                                                     1,410,101   $31,716,746   $ 3,930,623   $ 4,004,947
                                                                                 =========   ===========   ===========   ===========

5. FINANCIAL HIGHLIGHTS

                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Dreyfus Stock Index , Inc.
  Dreyfus Stock Index Investment
    Option (Initial Shares)             2006    3,571     1.010 - 3.428   11,245        1.66         0.60 - 0.90     14.48 - 14.80
                                        2005    3,788     0.882 - 2.986   10,421        1.62         0.60 - 0.90       3.76 - 4.08
                                        2004    3,901     0.850 - 2.869   10,325        1.83         0.60 - 0.90       9.63 - 9.97
                                        2003    3,806     0.774 - 2.609    9,189        1.49         0.60 - 0.90     27.20 - 27.58
                                        2002    3,919     0.608 - 2.045    7,498        1.32         0.60 - 0.90  (23.05) - (22.80)
The Merger Fund VL
  The Merger Fund VL Investment
    Option                              2006       78     1.262 - 1.270       99          --         0.65 - 0.90     15.55 - 15.77
                                        2005       89     1.092 - 1.097       97          --         0.65 - 0.90       1.95 - 3.60
                                        2004        5             1.055        6          --                0.85              5.50
AllianceBernstein Variable Products
  Series Fund, Inc.
  AllianceBernstein Large-Cap Growth
    Investment Option (Class B)         2006       --      0.882 - 0.892      --          --         0.65 - 0.85    (1.45) - (1.33)
                                        2005      256      0.895 - 0.904     230          --         0.65 - 0.85     13.87 - 14.14
                                        2004      267      0.786 - 0.792     210          --         0.65 - 0.85       7.38 - 7.61
                                        2003      177      0.732 - 0.736     130          --         0.65 - 0.85     22.41 - 22.67
                                        2002      138      0.598 - 0.600      82          --         0.65 - 0.85  (31.42) - (31.35)
American Funds Insurance Series
  American Funds Global Growth
    Investment Option (Class 2)        2006       879      1.533 - 1.551   1,355        0.88         0.65 - 0.90     19.33 - 19.68
                                       2005       816      1.284 - 1.296   1,053        0.68         0.65 - 0.90     13.02 - 13.39
                                       2004       312      1.135 - 1.144     355        0.45         0.65 - 0.90     12.49 - 12.72
                                       2003       199      1.009 - 1.017     202        0.43         0.65 - 0.90     33.99 - 34.30
                                       2002       112      0.752 - 0.759      84        0.70         0.65 - 0.90   (15.41) - (6.41)
  American Funds Growth
    Investment Option (Class 2)        2006     2,984      1.241 - 1.255   3,716        0.85         0.65 - 0.90       9.20 - 9.51
                                       2005     2,653      1.135 - 1.146   3,022        0.79         0.65 - 0.90     15.14 - 15.41
                                       2004     1,300      0.985 - 0.993   1,284        0.19         0.65 - 0.90     11.55 - 11.82
                                       2003       969      0.883 - 0.888     858        0.14         0.65 - 0.90     35.57 - 35.99
                                       2002       488      0.651 - 0.655     318        0.05         0.65 - 0.90  (25.09) - (18.63)
  American Funds Growth-Income
    Investment Option (Class 2)        2006     1,434      1.337 - 1.380   1,956        1.55         0.65 - 0.90     14.18 - 14.43
                                       2005     1,408      1.171 - 1.206   1,677        1.45         0.65 - 0.90       4.83 - 5.14
                                       2004     1,066      1.117 - 1.147   1,208        0.95         0.65 - 0.90       9.40 - 9.66
                                       2003       869      1.021 - 1.046     899        1.30         0.65 - 0.90     31.23 - 31.57
                                       2002       492      0.778 - 0.795     387        1.67         0.65 - 0.90  (19.10) - (17.06)
Janus Capital Appreciation Fund
  Janus Capital Appreciation
    Investment Option                  2006        --      0.721 - 4.859      --          --         0.60 - 0.90    (0.84) - (0.72)
                                       2005     2,920      0.727 - 4.894  11,552          --         0.60 - 0.90     17.14 - 17.47
                                       2004     3,168      0.620 - 4.166  10,983          --         0.60 - 0.90     18.46 - 18.82
                                       2003     3,351      0.523 - 3.506  10,108        0.05         0.60 - 0.90     23.79 - 24.29
                                       2002     3,300      0.422 - 2.824   8,387        1.60         0.60 - 0.90  (25.83) - (25.53)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Investment Option          2006        58      2.242 - 2.313     134        0.52         0.65 - 0.90     31.34 - 31.64
                                       2005        71      1.707 - 1.757     124        0.74         0.65 - 0.90     26.73 - 27.13
                                       2004        57      1.347 - 1.382      79        0.36         0.65 - 0.90     23.81 - 24.06
                                       2003        32      1.088 - 1.114      36          --         0.65 - 0.90     41.67 - 41.91
                                       2002        20      0.768 - 0.785      16        0.28         0.65 - 0.90    (12.33) - 5.21



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Delaware VIP Trust
  Delaware VIP REIT Investment
    Option (Standard Class)            2006        --      1.854 - 1.866      --        1.94         0.65 - 0.90     31.44 - 31.78
                                       2005       198      1.410 - 1.416     279        1.46         0.65 - 0.90      6.33 - 11.37
                                       2004       109      1.328 - 1.330     145          --         0.65 - 0.85     13.00 - 21.28
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Investment
    Option (Initial Shares)            2006         6      1.465 - 1.476       9        1.42         0.65 - 0.85     15.45 - 15.67
                                       2005         5      1.269 - 1.276       6        0.02         0.65 - 0.85       3.51 - 3.74
                                       2004         2      1.226 - 1.230       2        2.00         0.65 - 0.85       4.33 - 4.34
                                       2003        --      1.179  --        1.31        0.65         3.97
  Dreyfus VIF Developing Leaders
    Investment Option
    (Initial Shares)                   2006       474      1.208 - 1.228     576        0.40         0.65 - 0.90       2.81 - 3.11
                                       2005       495      1.175 - 1.191     585          --         0.65 - 0.90       4.89 - 5.12
                                       2004       497      1.120 - 1.133     560        0.21         0.65 - 0.90     10.34 - 10.64
                                       2003       477      1.015 - 1.024     486        0.04         0.65 - 0.90     30.46 - 30.78
                                       2002       332      0.778 - 0.783     259        0.05         0.65 - 0.90  (19.84) - (13.27)
DWS Investments VIT Funds
  DWS VIT Small Cap Index Investment
    Option (Class A)                   2006     1,552      1.524 - 1.792   2,659        0.64         0.60 - 0.90     16.42 - 16.82
                                       2005     1,651      1.309 - 1.534   2,436        0.64         0.60 - 0.90       3.29 - 3.60
                                       2004     1,361      1.266 - 1.481   1,940        0.41         0.60 - 0.90     16.75 - 17.08
                                       2003     1,136      1.084 - 1.265   1,391        0.80         0.60 - 0.90     45.11 - 45.60
                                       2002       677      0.747 - 0.869     570        0.90         0.60 - 0.90   (21.32) - (21.07)
Franklin Templeton Variable Insurance
  Products Trust
  FTVIPT Franklin Small-Mid Cap
    Growth Securities Investment
    Option (Class 2)                   2006       566      1.109 - 1.135     634          --          0.65 - 0.90      7.67 - 7.99
                                       2005       520      1.030 - 1.051     540          --          0.65 - 0.90      3.83 - 4.16
                                       2004       395      0.992 - 1.009     395          --          0.65 - 0.90    10.47 - 10.76
                                       2003       291      0.898 - 0.911     263          --          0.65 - 0.90    36.06 - 36.38
                                       2002       127      0.660 - 0.668      84        0.26          0.65 - 0.90 (29.30) - (22.44)
  FTVIPT Mutual Shares Securities
    Investment Option (Class 2)        2006        --      1.740 - 1.756      --          --          0.65 - 0.90    17.33 - 17.62
                                       2005        84      1.483 - 1.493     124        0.91          0.65 - 0.90      9.53 - 9.86
                                       2004        54      1.354 - 1.359      74        0.60          0.65 - 0.90     9.19 - 11.71
                                       2003        --              1.213      --          --                 0.85            10.17
  FTVIPT Templeton Developing
    Markets Securities Investment
    Option (Class 2)                   2006       258      1.899 - 1.909     491        0.91         0.65 - 0.85     27.02 - 27.27
                                       2005       102      1.495 - 1.500     153        1.48         0.65 - 0.85     26.37 - 26.58
                                       2004        12      1.183 - 1.185      14        0.69         0.65 - 0.85     23.18 - 27.89
  FTVIPT Templeton Foreign
    Securities Investment Option
    (Class 2)                          2006       523      2.075 - 2.094   1,088        1.20         0.65 - 0.90     20.36 - 20.69
                                       2005       430      1.724 - 1.735     742        1.20         0.65 - 0.90      9.24 - 10.44
                                       2004        65      1.580 - 1.585     103        0.80         0.65 - 0.85     17.47 - 17.76
                                       2003         5      1.345 - 1.346       7          --         0.65 - 0.85      3.30 - 14.76



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Franklin Templeton Variable Insurance
  Products Trust -- (Continued)
  FTVIPT Templeton Global Asset
    Allocation Investment Option
    (Class 1)                          2006     1,736      3.143 - 3.252   5,553        7.22         0.60 - 0.90     20.33 - 20.67
                                       2005     1,682      2.612 - 2.695   4,471        3.87         0.60 - 0.90      2.92 - 3.22
                                       2004     1,814      2.538 - 2.611   4,675        2.97         0.60 - 0.90    14.89 - 15.28
                                       2003     1,898      2.209 - 2.265   4,250        2.78         0.60 - 0.90    31.18 - 31.53
                                       2002     1,990      1.684 - 1.722   3,393        1.97         0.60 - 0.90    (5.07) - (4.76)
  FTVIPT Templeton Global Income
    Securities Investment Option
    (Class 1)                          2006       388      2.240 - 2.318     878        3.13         0.60 - 0.90     12.11 - 12.47
                                       2005       435      1.998 - 2.061     876        6.55         0.60 - 0.90    (3.76) - (3.51)
                                       2004       448      2.076 - 2.136     939       11.48         0.60 - 0.90     14.07 - 14.41
                                       2003       499      1.820 - 1.867     916        7.92         0.60 - 0.90     21.58 - 22.03
                                       2002       474      1.497 - 1.530     714        1.08         0.60 - 0.90     20.34 - 20.66
  FTVIPT Templeton Growth Securities
    Investment Option - (Class 1)      2006        --      1.583 - 3.456      --        1.49         0.60 - 0.90     17.10 - 17.43
                                       2005     4,132      1.351 - 2.943  11,900        1.22         0.60 - 0.90       8.11 - 8.41
                                       2004     4,129      1.249 - 2.715  11,004        1.26         0.60 - 0.90     15.19 - 15.58
                                       2003     4,476      1.084 - 2.349  10,349        1.66         0.60 - 0.90     31.44 - 31.82
                                       2002     4,869      0.824 - 1.782   8,560        2.37         0.60 - 0.90  (19.04) - (18.82)
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Capital Growth
    Investment Option                  2006        92      1.213 - 1.222     112        0.12         0.65 - 0.90      7.71 - 12.21
                                       2005        83      1.128 - 1.133      94        0.14         0.65 - 0.85       1.99 - 2.53
                                       2004        97              1.106     108        0.83                0.85              8.22
                                       2003        70              1.022      71          --                0.85              2.20
High Yield Bond Trust
  High Yield Bond Investment
    Option                             2006        --      4.503              --        6.53                0.60              2.57
                                       2005        31      4.390             136        0.01                0.60              0.71
                                       2004        31      4.359             135        6.70                0.60              8.11
                                       2003        34      4.032             138        7.53                0.60             28.37
                                       2002        36      3.141             112       15.68                0.60              3.94
Janus Aspen Series
  Janus Aspen Global Technology
    Investment Option
    (Service Shares)                   2006       191      0.415 - 0.427      80          --         0.60 - 0.90       6.89 - 7.29
                                       2005       274      0.388 - 0.398     107          --         0.60 - 0.90     10.42 - 11.02
                                       2004       450      0.351 - 0.359     159          --         0.60 - 0.90     (0.28) - 0.00
                                       2003       400      0.352 - 0.359     142          --         0.60 - 0.90     45.31 - 45.49
                                       2002       360      0.242 - 0.247      88          --         0.60 - 0.90  (41.55) - (41.19)
  Janus Aspen Mid Cap Growth
    Investment Option
    (Service Shares)                   2006     1,081      0.565 - 0.584     619          --         0.60 - 0.90     12.13 - 12.60
                                       2005     1,055      0.503 - 0.519     537          --         0.60 - 0.90     11.09 - 11.37
                                       2004     1,082      0.452 - 0.466     496          --         0.60 - 0.90     19.26 - 19.95
                                       2003       912      0.379 - 0.389     350          --         0.60 - 0.90     33.68 - 34.14
                                       2002       633      0.283 - 0.290     182          --         0.60 - 0.90 (28.89) - (28.57)
  Janus Aspen Worldwide Growth
    Investment Option
    (Service Shares)                   2006       574      0.702 - 0.730     410        1.65         0.60 - 0.90     16.81 - 17.38
                                       2005       540      0.601 - 0.623     330        1.19         0.60 - 0.90       4.70 - 4.88
                                       2004       629      0.574 - 0.594     366        0.93         0.60 - 0.90       3.52 - 3.93
                                       2003       611      0.554 - 0.572     342        0.85         0.60 - 0.90     22.57 - 23.08
                                       2002       537      0.452 - 0.465     245        0.62         0.60 - 0.90  (26.38) - (26.19)



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Investment Option                  2006        --      1.779 - 1.792      --          --         0.65 - 0.85     12.95 - 13.20
                                       2005        68      1.575 - 1.583     108          --         0.65 - 0.85       3.14 - 3.33
                                       2004        25      1.527 - 1.532      39          --         0.65 - 0.85     11.30 - 14.16
                                       2003         2              1.342       3          --                0.65              1.67
Legg Mason Partners Variable
  Portfolios II
  LMPVPII Equity Index Investment
    Option (Class I)                   2006     5,340      1.009 - 1.128   5,535        1.66         0.60 - 0.90     14.40 - 14.75
                                       2005     5,459      0.882 - 0.983   4,944        1.60         0.60 - 0.90       3.54 - 3.91
                                       2004     4,572      0.851 - 0.946   3,944        1.92         0.60 - 0.90       9.52 - 9.87
                                       2003     3,928      0.777 - 0.861   3,098        1.41         0.60 - 0.90     27.06 - 27.37
                                       2002     3,690      0.611 - 0.676   2,279        2.35         0.60 - 0.90  (22.93) - (22.65)
  LMPVPII Fundamental Value
    Investment Option                  2006     2,371      1.462 - 2.999   5,221        1.59         0.60 - 0.90     15.77 - 16.11
                                       2005     2,557      1.262 - 2.583   5,036        0.96         0.60 - 0.90       3.81 - 4.15
                                       2004     2,520      1.215 - 2.480   4,844        0.67         0.60 - 0.90       7.24 - 7.59
                                       2003     2,267      1.132 - 2.305   4,186        0.68         0.60 - 0.90     37.38 - 37.78
                                       2002     1,880      0.824 - 1.673   2,571        1.08         0.60 - 0.90  (22.01) - (21.75)
Legg Mason Partners Variable
  Portfolios III, Inc.
  LMPVPIII Aggressive Growth
    Investment Option                  2006     1,731      1.060 - 1.123   1,922        --           0.65 - 0.90       7.83 - 8.08
                                       2005     1,530      0.983 - 1.039   1,573        --           0.65 - 0.90     10.57 - 11.00
                                       2004     1,409      0.889 - 0.936   1,309        --           0.65 - 0.90       8.95 - 9.22
                                       2003       932      0.816 - 0.857     794        --           0.65 - 0.90     33.33 - 33.70
                                       2002       696      0.612 - 0.641     445        --           0.65 - 0.90  (33.23) - (33.16)
  LMPVPIII High Income Investment
    Option                             2006       841      1.315 - 1.695   1,278        7.54         0.60 - 0.90      9.99 - 10.35
                                       2005       940      1.195 - 1.536   1,294        8.32         0.60 - 0.90       1.71 - 1.99
                                       2004       894      1.174 - 1.506   1,216        8.34         0.60 - 0.90       9.40 - 9.77
                                       2003       867      1.072 - 1.372   1,094        8.57         0.60 - 0.90     26.42 - 26.80
                                       2002       652      0.848 - 1.082     649       25.54         0.60 - 0.90    (4.16) - (3.82)
  LMPVPIII International All Cap
    Growth Investment Option           2006        39      1.192 - 1.206      47        2.29         0.65 - 0.85     24.82 - 25.10
                                       2005        37      0.955 - 0.964      36        1.42         0.65 - 0.85     10.79 - 10.93
                                       2004        37      0.862 - 0.869      32        0.99         0.65 - 0.85     16.80 - 17.12
                                       2003        34      0.738 - 0.742      25        1.18         0.65 - 0.85     26.37 - 26.62
                                       2002        28      0.584 - 0.586      16        2.10         0.65 - 0.85  (26.26) - (26.10)
  LMPVPIII Large Cap Growth
    Investment Option                  2006     1,814      0.887 - 0.906   1,622        0.16         0.60 - 0.90       3.71 - 4.03
                                       2005     1,935      0.855 - 0.872   1,667        0.14         0.60 - 0.90       4.27 - 4.57
                                       2004     2,033      0.820 - 0.834   1,678        0.39         0.60 - 0.90    (0.61) - (0.24)
                                       2003     1,658      0.825 - 0.836   1,374        0.03         0.60 - 0.90     46.28 - 46.67
                                       2002       680      0.564 - 0.570     385        0.44         0.60 - 0.90  (25.49) - (25.26)
  LMPVPIII Large Cap Value
    Investment Option                  2006     1,133      1.298 - 2.295   2,195        1.25         0.60 - 0.90     17.22 - 17.57
                                       2005     1,240      1.107 - 1.952   2,035        1.55         0.60 - 0.90       5.52 - 5.86
                                       2004     1,384      1.048 - 1.844   2,135        1.93         0.60 - 0.90       9.62 - 9.98
                                       2003     1,338      0.956 - 1.677   1,902        1.80         0.60 - 0.90     26.43 - 26.85
                                       2002     1,244      0.755 - 1.322   1,442        4.08         0.60 - 0.90  (26.06) - (25.86)



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline
    Investment Option-All Cap
    Growth and Value                   2006       114      1.209 - 1.217     139        0.67         0.65 - 0.90     12.66 - 12.89
                                       2005        83      1.073 - 1.078      89        0.51         0.65 - 0.90       4.37 - 7.30
                                       2004        30      1.029 - 1.031      31        0.50         0.65 - 0.85       3.94 - 6.07
LMPVPIV Multiple Discipline
  Investment Option-Balanced All Cap
    Growth and Value                   2006       150      1.160 - 1.166     174        1.22         0.65 - 0.85       9.64 - 9.79
                                       2005       142      1.058 - 1.062     150        2.02         0.65 - 0.85       3.32 - 3.61
                                       2004        16      1.024 - 1.025       17        1.87        0.65 - 0.85       3.43 - 5.45
Managed Assets Trust
  Managed Assets Investment
    Option                             2006        --      1.141 - 4.356      --        2.19         0.60 - 0.90       3.41 - 3.50
                                       2005     1,042      1.103 - 4.209   3,452        0.02         0.60 - 0.90       2.90 - 3.24
                                       2004     1,041      1.071 - 4.077   3,498        2.34         0.60 - 0.90       8.45 - 8.78
                                       2003     1,054      0.987 - 3.748   3,430        2.64         0.60 - 0.90     20.91 - 21.26
                                       2002     1,044      0.816 - 3.091   2,884        5.69         0.60 - 0.90    (9.43) - (9.14)
Met Investors Series Trust
  MIST Janus Capital Appreciation
    Investment Option (Class A)        2006     2,717      0.743 - 5.015  10,643          --         0.60 - 0.90       3.02 - 3.21
  MIST Legg Mason Partners
    Managed Assets Investment
    Option (Class A)                   2006       962      1.212 - 4.636   3,426          --         0.60 - 0.90       6.21 - 6.43
  MIST Lord Abbett Bond
    Debenture Investment Option
    (Class A)                          2006       250      1.297 - 1.312     327          --         0.65 - 0.90       5.25 - 5.47
  MIST Lord Abbett Growth and
    Income Investment Option
    (Class B)                          2006       120      1.718 - 1.734     207          --         0.65 - 0.90       8.04 - 8.24
  MIST Met/AIM Capital Appreciation
    Investment Option (Class A)        2006     2,173      0.720 - 1.566   2,884        0.18         0.60 - 0.90    (0.79) - (0.54)
  MIST Met/AIM Small Cap Growth
    Investment Option (Class A)        2006       133      1.320 - 1.326     176          --         0.60 - 0.90     (0.30) - 7.84
  MIST MFS(R) Value Investment
    Option (Class A)                   2006       159      1.297 - 1.304     206        1.52         0.60 - 0.90     11.04 - 11.27
  MIST Neuberger Berman Real
    Estate Investment Option
    (Class A)                          2006       249      1.868 - 1.881     467          --         0.65 - 0.90     22.25 - 22.46
  MIST Pioneer Fund Investment
    Option (Class A)                   2006       194      1.594 - 2.144     393          --         0.60 - 0.90       8.03 - 8.23
  MIST Pioneer Strategic Income
    Investment Option (Class A)        2006       979      1.514 - 1.558   1,496        4.80         0.60 - 0.90       4.10 - 4.28
  MIST Third Avenue Small Cap
    Value Investment Option
    (Class B)                          2006       109      1.819 - 1.832     200          --         0.65 - 0.85       2.23 - 2.25
MetLife Investment Funds, Inc.
  MetLife Investment Diversified
    Bond Investment Option
    (Class I)                          2006         8           2.112         18        4.12                0.60              3.68
                                       2005         8           2.037         16        3.29                0.60              1.49
                                       2004         9           2.007         17        3.37                0.60              3.99
                                       2003         8           1.930         16        3.99                0.60              4.95
                                       2002         9           1.839         17        4.35                0.60              8.30



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
MetLife Investment Funds, Inc. -- (Continued)
  MetLife Investment International
    Stock Investment Option
    (Class I)                          2006        38           2.470         94         1.86               0.60             25.76
                                       2005        41           1.964         80         1.24               0.60             13.99
                                       2004        45           1.723         77         1.33               0.60             14.11
                                       2003        50           1.510         76         0.78               0.60             29.28
                                       2002        55           1.168         64         0.62               0.60            (22.75)
  MetLife Investment Large Company
    Stock Investment Option
    (Class I)                          2006        10           2.267         24         0.95               0.60             11.90
                                       2005        11           2.026         22         1.07               0.60              6.07
                                       2004        14           1.910         27         0.85               0.60              9.33
                                       2003        15           1.747         27         0.64               0.60             27.43
                                       2002        19           1.371         26         0.62               0.60            (23.32)
  MetLife Investment Small Company
    Stock Investment Option
    (Class I)                          2006       142           2.951        418         0.13               0.60             12.98
                                       2005       142           2.612        371         0.11               0.60              6.61
                                       2004       149           2.450        364         0.11               0.60             14.27
                                       2003       154           2.144        331         0.12               0.60             42.18
                                       2002       163           1.508        245         0.51               0.60            (24.14)
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Investment Option (Class D)        2006       555   0.654 - 0.661        364           --        0.65 - 0.90    (1.94) - (1.78)
  MSF BlackRock Money Market
    Investment Option (Class A)        2006     5,928   1.129 - 1.988      8,816         3.29        0.60 - 0.90        2.73 - 2.95
  MSF FI Large Cap Investment
    Option (Class A)                   2006     3,618   0.728 - 2.098      6,100           --        0.60 - 0.90       1.81 - 2.09
  MSF FI Value Leaders Investment
    Option (Class D)                   2006     1,100   1.277 - 1.307      1,423           --        0.65 - 0.90       3.07 - 3.24
  MSF MetLife Aggressive Allocation
    Investment Option (Class B)        2006       181   1.268 - 1.274        229           --        0.60 - 0.90      6.38 - 10.06
  MSF MetLife Conservative Allocation
    Investment Option (Class B)        2006        11   1.090 - 1.095         12           --        0.65 - 0.90       4.61 - 4.89
  MSF MetLife Conservative to
    Moderate Allocation Investment
    Option (Class B)                   2006        53   1.136 - 1.142         61           --        0.60 - 0.90       5.19 - 5.45
  MSF MetLife Moderate Allocation
    Investment Option (Class B)        2006        67   1.060 - 1.062         71           --        0.60 - 0.85       2.91 - 6.63
  MSF MetLife Moderate to Aggressive
    Allocation Investment Option
    (Class B)                          2006       601   1.212 - 1.218        731           --        0.60 - 0.90       6.22 - 6.47
  MSF MFS(R) Total Return Investment
    Option (Class F)                   2006     2,857   1.521 - 2.681      5,947           --        0.60 - 0.90       7.42 - 7.61
  MSF Oppenheimer Global Equity
    Investment Option (Class A)        2006     3,886   1.639 - 3.581     13,582           --        0.59 - 0.89       3.54 - 3.62
  MSF T. Rowe Price Large Cap Growth
    Investment Option (Class B)        2006       253   0.961 - 0.972        244           --        0.65 - 0.85       7.74 - 7.88
  MSF Western Asset Management
    High Yield Bond Investment
    Option (Class A)                   2006        31   4.816                150           --               0.60              6.95
  MSF Western Asset Management
    U.S. Government Investment
    Option (Class A)                   2006     1,758   1.437 - 2.065      3,152           --        0.45 - 0.75       3.96 - 4.19



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Money Market Portfolio
  Money Market Investment
    Option                             2006        --   1.098 - 1.931         --         1.40        0.60 - 0.90       1.10 - 1.21
                                       2005     5,413   1.086 - 1.908      8,102         2.80        0.60 - 0.90       1.93 - 2.25
                                       2004     7,373   1.065 - 1.866     11,122         1.02        0.60 - 0.90       0.11 - 0.43
                                       2003     8,544   1.063 - 1.858     12,510         0.78        0.60 - 0.90     (0.11) - 0.16
                                       2002     7,941   1.064 - 1.855     12,665         1.36        0.60 - 0.90       0.50 - 0.76
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return
    Investment Option
    (Administrative Class)             2006       405   1.002 - 1.007        406         4.35        0.60 - 0.90     (0.20) - 0.10
                                       2005       198   1.004 - 1.006        198         1.93        0.60 - 0.90       0.40 - 0.60
  PIMCO VIT Total Return
    Investment Option
    (Administrative Class)             2006     1,762   1.278 - 1.312      2,285         4.42        0.65 - 0.90       2.90 - 3.14
                                       2005     1,700   1.242 - 1.272      2,137         3.46        0.65 - 0.90       1.55 - 1.84
                                       2004     1,327   1.223 - 1.249      1,640         1.89        0.65 - 0.90       3.94 - 4.17
                                       2003     1,181   1.176 - 1.199      1,403         2.79        0.65 - 0.90       4.07 - 4.35
                                       2002       534   1.130 - 1.149        610         4.05        0.65 - 0.90       4.82 - 8.40
Pioneer Variable Contracts Trust
  Pioneer Mid Cap Value VCT
    Investment Option
    (Class II)                         2006       179   1.622 - 1.642        293           --        0.65 - 0.90     11.25 - 11.55
                                       2005       194   1.458 - 1.472        285         0.20        0.65 - 0.90       6.66 - 6.98
                                       2004       166   1.367 - 1.376        228         0.27        0.65 - 0.90     20.65 - 20.91
                                       2003       126   1.133 - 1.138        143         0.22        0.65 - 0.90     26.73 - 36.29
                                       2002        51   0.834 - 0.835         42           --        0.65 - 0.85   (10.90) - (8.74)
Putnam Variable Trust
  Putnam VT Discovery Growth
    Investment Option (Class IB)       2006        32   0.940 - 0.951         30         --           0.65 - 0.85    10.07 - 10.32
                                       2005        32   0.854 - 0.862         27         --           0.65 - 0.85      6.35 - 6.55
                                       2004        29   0.803 - 0.809         24         --           0.65 - 0.85      6.64 - 6.87
                                       2003        33   0.753 - 0.757         25         --           0.65 - 0.85    30.96 - 31.20
                                       2002        20   0.575 - 0.577         12         --           0.65 - 0.85 (31.71) - (28.68)
  Putnam VT International Equity
    Investment Option (Class IB)       2006       383   1.464 - 1.518        565         0.62        0.65 - 0.90     26.61 - 26.82
                                       2005       377   1.156 - 1.199        439         1.43        0.65 - 0.90     11.22 - 11.57
                                       2004       368   1.039 - 1.078        385         1.45        0.65 - 0.90     15.17 - 15.45
                                       2003       338   0.902 - 0.936        307         0.72        0.65 - 0.90     27.35 - 27.61
                                       2002       164   0.707 - 0.735        116         0.60        0.65 - 0.90   (18.45) - (5.04)
  Putnam VT Small Cap Value
    Investment Option (Class IB)       2006       427   1.726 - 1.747        739         0.31        0.65 - 0.90     16.23 - 16.54
                                       2005       412   1.485 - 1.499        613         0.15        0.65 - 0.90       6.07 - 6.31
                                       2004       230   1.400 - 1.410        323         0.32        0.65 - 0.90     25.11 - 25.44
                                       2003       193   1.119 - 1.124        216         0.21        0.65 - 0.90    (1.41) - 48.68
                                       2002        69   0.755 - 0.756         52         --          0.65 - 0.85 ( 18.71) - (12.00)
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Investment Option                  2006        --   0.725 - 1.575         --         --          0.60 - 0.90       6.62 - 6.85
                                       2005     2,233   0.680 - 1.474      2,859         0.21        0.60 - 0.90       7.76 - 8.06
                                       2004     2,407   0.630 - 1.364      2,936         0.14        0.60 - 0.90       5.53 - 5.90
                                       2003     2,449   0.597 - 1.288      2,886         --          0.60 - 0.90     28.11 - 28.54
                                       2002     2,450   0.466 - 1.002      2,312         --          0.60 - 0.90  (24.58) - (24.38)



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
The Travelers Series Trust -- (Continued)
  Travelers Convertible Securities
    Investment Option                  2006        --   1.232 - 1.244         --          0.84       0.65 - 0.90       6.81 - 6.87
                                       2005       253   1.153 - 1.164        293          3.97       0.65 - 0.90    (0.52) - (0.26)
                                       2004        99   1.159 - 1.167        114          2.09       0.65 - 0.90       5.33 - 5.61
                                       2003        96   1.099 - 1.107        106          4.45       0.65 - 0.90     25.08 - 25.43
                                       2002        47   0.878 - 0.885         41         10.72       0.65 - 0.90     (7.77) - 5.86
  Travelers Equity Income Investment
    Option                             2006        --   1.239 - 1.266         --          1.35       0.65 - 0.90       5.36 - 5.41
                                       2005     1,033   1.176 - 1.201      1,231          --         0.65 - 0.90       3.52 - 3.71
                                       2004       904   1.136 - 1.158      1,039          1.44       0.65 - 0.90       8.91 - 9.25
                                       2003       725   1.043 - 1.060        764          1.34       0.65 - 0.90     30.05 - 30.22
                                       2002       431   0.802 - 0.814        349          1.61       0.65 - 0.90   (14.63) - (7.71)
  Travelers Large Cap Investment
    Option                             2006        --   0.982 - 0.994         --          0.45       0.65 - 0.90       3.25 - 3.37
                                       2005       208   0.950 - 0.962        198          --         0.65 - 0.90       7.71 - 7.97
                                       2004       174   0.882 - 0.891        154          0.89       0.65 - 0.90       5.50 - 5.82
                                       2003       156   0.836 - 0.842        130          0.54       0.65 - 0.90     23.49 - 23.82
                                       2002        91   0.677 - 0.680         62          0.88       0.65 - 0.90  (23.50) - (19.21)
  Travelers Managed Allocation Series:
    Aggressive Investment Option       2006        --   1.192 - 1.196         --          1.61       0.60 - 0.90       6.52 - 6.70
                                       2005       236   1.119 - 1.121        264          --         0.60 - 0.90       3.42 - 5.38
  Travelers Managed Allocation Series:
    Conservative Investment Option     2006        --   1.042 - 1.045         --          3.88       0.60 - 0.90       0.58 - 0.68
                                       2005        10   1.036 - 1.038         11          2.34       0.60 - 0.90       0.87 - 2.18
  Travelers Managed Allocation Series:
    Moderate-Aggressive Investment
    Option                             2006        --   1.141 - 1.144         --          2.63       0.60 - 0.90       4.49 - 4.67
                                       2005       245   1.091 - 1.093        267          1.18       0.60 - 0.90       2.64 - 5.79
  Travelers Managed Allocation Series:
    Moderate-Conservative Investment
    Option                             2006        --   1.080 - 1.083         --          3.45       0.60 - 0.90       2.18 - 2.27
                                       2005        34   1.057 - 1.059         36          1.20       0.60 - 0.90       5.70 - 5.90
  Travelers MFS(R) Mid Cap Growth
    Investment Option                  2006        --   0.666 - 0.673         --          --         0.65 - 0.90       6.05 - 6.18
                                       2005       502   0.628 - 0.634        316          --         0.65 - 0.90     12.98 - 13.37
                                       2003       353   0.543 - 0.547        192          --         0.65 - 0.90     35.75 - 36.16
                                       2002       213   0.400 - 0.402         85          --         0.65 - 0.90   (49.24) - (1.95)
  Travelers MFS(R) Total Return
    Investment Option                  2006        --   1.416 - 2.492         --          1.34       0.60 - 0.90       3.47 - 3.57
                                       2005     2,917   1.368 - 2.406      5,551          2.31       0.60 - 0.90       2.01 - 2.34
                                       2004     2,625   1.340 - 2.351      4,973          2.18       0.60 - 0.90     10.49 - 10.79
                                       2003     3,279   1.212 - 2.122      5,977          2.35       0.60 - 0.90     15.46 - 15.83
                                       2002     3,028   1.049 - 1.832      4,887          7.97       0.60 - 0.90    (6.13) - (5.80)
  Travelers MFS(R) Value
    Investment Option                  2006        --   1.168 - 1.172         --          --         0.60 - 0.90       8.25 - 8.42
                                       2005        86   1.079 - 1.081         93          2.02       0.60 - 0.90       2.39 - 4.83
  Travelers Pioneer Fund
    Investment Option                  2006        --   1.475 - 1.981         --          1.01       0.60 - 0.90       6.38 - 6.45
                                       2005       240   1.386 - 1.861        427          --         0.60 - 0.90       5.01 - 5.38
                                       2004       231   1.319 - 1.766        394          1.00       0.60 - 0.90     10.13 - 10.44
                                       2003       199   1.559 - 1.599        313          1.59       0.60 - 0.90     22.66 - 23.09
                                       2002       202   1.271 - 1.299        259          7.20       0.60 - 0.90  (30.81) - (30.65)



                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
The Travelers Series Trust -- (Concluded)
  Travelers Pioneer Strategic Income
    Investment Option                  2006        --   1.454 - 1.494         --             --      0.60 - 0.90       1.24 - 1.36
                                       2005       940   1.436 - 1.474      1,363           5.21      0.60 - 0.90       2.70 - 3.08
                                       2004       486   1.397 - 1.430        686           7.77      0.60 - 0.90      9.99 - 10.25
                                       2003       417   1.270 - 1.297        535          11.37      0.60 - 0.90     18.39 - 18.77
                                       2002       236   1.071 - 1.092        255          30.97      0.60 - 0.90       4.40 - 5.18
  Travelers Strategic Equity
    Investment Option                  2006        --   0.715 - 2.055         --           0.37      0.60 - 0.90       4.62 - 4.69
                                       2005     3,580   0.683 - 1.963      5,971           0.60      0.60 - 0.90       1.12 - 1.47
                                       2004     3,936   0.675 - 1.936      6,552           1.41      0.60 - 0.90       9.22 - 9.56
                                       2003     4,340   0.618 - 1.767      6,698             --      0.60 - 0.90     31.33 - 31.77
                                       2002     4,327   0.470 - 1.341      5,133           0.61      0.60 - 0.90  (34.17) - (33.94)
  Travelers Style Focus Series: Small
    Cap Growth Investment Option       2006        --   1.324 - 1.327         --           0.01      0.60 - 0.90     15.43 - 15.49
                                       2005        82   1.147 - 1.149         94             --      0.60 - 0.90       1.80 - 8.72
  Travelers U.S. Government
    Securities Investment Option       2006        --   1.381 - 1.982         --           5.94      0.60 - 0.90    (3.37) - (3.27)
                                       2005     1,794   1.429 - 2.049      3,179           --        0.60 - 0.90       3.38 - 3.69
                                       2004     1,700   1.382 - 1.976      2,968           3.84      0.60 - 0.90       5.20 - 5.50
                                       2003     2,229   1.313 - 1.873      3,832           5.27      0.60 - 0.90       1.78 - 2.13
                                       2002     2,130   1.289 - 1.834      3,670           7.59      0.60 - 0.90     12.62 - 12.93
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Investment Option (Class II)       2006       142   1.752 - 1.765        250           1.19      0.65 - 0.85     15.04 - 15.28
                                       2005       132   1.523 - 1.531        202           0.35      0.65 - 0.85       3.25 - 3.45
                                       2004        34   1.475 - 1.480         51             --      0.65 - 0.85     10.90 - 15.99
  Van Kampen LIT Strategic Growth
    Investment Option (Class I)        2006       204   0.809 - 0.818        165              --     0.65 - 0.85       2.02 - 2.12
                                       2005       184   0.793 - 0.801        146           0.26      0.65 - 0.85       7.02 - 7.23
                                       2004       183   0.741 - 0.747        136             --      0.65 - 0.85       6.01 - 6.41
                                       2003       139   0.699 - 0.702         97             --      0.65 - 0.85     26.40 - 26.49
                                       2002       114   0.553 - 0.555         63           0.23      0.65 - 0.85  (33.05) - (32.97)
Vanguard(R) Variable Insurance Fund
  Vanguard VIF Mid-Cap Index
    Investment Option                  2006       387   1.337 - 1.344        520           0.94      0.60 - 0.90     12.73 - 13.05
                                       2005       203   1.186 - 1.189        242             --      0.60 - 0.90       4.23 - 8.75
  Vanguard VIF Total Stock Market
    Index Investment Option            2006       233   1.276 - 1.283        298           0.60      0.60 - 0.90     14.44 - 14.86
                                       2005        44   1.115 - 1.117         49             --      0.60 - 0.90       1.58 - 3.00
Variable Insurance Products Fund
  VIP Asset Manager SM Investment
    Option (Initial Class)             2006     1,889   1.109 - 2.066      3,681           2.72      0.60 - 0.90       6.34 - 6.71
                                       2005     2,024   1.042 - 1.936      3,713           2.70      0.60 - 0.90       3.13 - 3.42
                                       2004     2,183   1.010 - 1.872      3,887           2.77      0.60 - 0.90       4.54 - 4.83
                                       2003     2,324   0.966 - 1.786      3,964           3.57      0.60 - 0.90     16.92 - 17.27
                                       2002     2,478   0.826 - 1.523      3,644           4.03      0.60 - 0.90    (9.54) - (9.24)
  VIP Contrafund(R) Investment
    Option (Service Class)             2006     1,050   1.582 - 1.621      1,685           1.14      0.65 - 0.90     10.63 - 10.88
                                       2005       850   1.430 - 1.462      1,230           0.16      0.65 - 0.90     15.79 - 16.12
                                       2004       572   1.235 - 1.259        714           0.24      0.65 - 0.90     14.25 - 14.56
                                       2003       438   1.081 - 1.099        477           0.22      0.65 - 0.90     27.18 - 27.49
                                       2002       135   0.850 - 0.862        116           0.38      0.65 - 0.90   (11.92) - (9.93)


5. FINANCIAL HIGHLIGHTS -- (Concluded)


                                        Year               Unit Value        Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                        Ended   Units      Lowest to       Assets     Income          Lowest to        Lowest to
                                       Dec 31  (000s)       Highest ($)    ($000s)   Ratio (%)       Highest (%)      Highest (%)
                                       ------  ------   ---------------   -------   -------------  ---------------   --------------
Variable Insurance Products Fund -- (Concluded)
  VIP Equity - Income Investment
    Option (Initial Class)             2006     3,811   1.520 - 3.526     12,821           3.31      0.60 - 0.90     19.12 - 19.48
                                       2005     4,172   1.275 - 2.951     11,809           1.61      0.60 - 0.90       4.91 - 5.20
                                       2004     4,278   1.215 - 2.805     11,573           1.57      0.60 - 0.90     10.54 - 10.87
                                       2003     4,827   1.098 - 2.530     11,859           1.80      0.60 - 0.90     29.16 - 29.54
                                       2002     4,976   0.850 - 1.953      9,490           1.70      0.60 - 0.90  (17.67) - (17.42)
  VIP Growth Investment Option
    (Initial Class)                    2006     4,458   0.724 - 2.657     11,054           0.39      0.60 - 0.90       5.85 - 6.22
                                       2005     4,791   0.684 - 2.502     11,280           0.50      0.60 - 0.90       4.89 - 5.17
                                       2004     5,061   0.652 - 2.379     11,395           0.26      0.60 - 0.90       2.44 - 2.81
                                       2003     5,197   0.636 - 2.315     11,488           0.27      0.60 - 0.90     31.68 - 32.06
                                       2002     5,452   0.483 - 1.753      9,240           0.26      0.60 - 0.90  (30.75) - (30.52)
  VIP High Income Investment
    Option (Initial Class)             2006     1,203   1.119 - 1.676      1,966            7.26     0.60 - 0.90     10.21 - 10.63
                                       2005     1,417   1.015 - 1.515      2,102           14.77     0.60 - 0.90       1.80 - 2.09
                                       2004     1,494   0.997 - 1.484      2,175            8.18     0.60 - 0.90       8.58 - 8.88
                                       2003     1,565   0.917 - 1.363      2,098            7.09     0.60 - 0.90     26.13 - 26.58
                                       2002     1,617   0.727 - 1.077      1,719           10.75     0.60 - 0.90       2.43 - 2.77
  VIP Mid Cap Investment Option
    (Service Class 2)                  2006       221   2.281 - 2.302        508            0.14     0.65 - 0.90     11.38 - 11.64
                                       2005       151   2.048 - 2.062        310              --     0.65 - 0.90     16.96 - 17.29
                                       2004        83   1.751 - 1.758        146              --     0.65 - 0.90      4.98 - 23.80
                                       2003         6   1.418 - 1.420          9              --     0.65 - 0.85      2.60 - 14.82


1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

2 These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Units
   for the years ended December 31, 2006 and 2005



                                           Dreyfus Stock Index                                   AllianceBernstein
                                            Investment Option         The Merger Fund VL         Large-Cap Growth
                                             (Initial Shares)          Investment Option    Investment Option (Class B)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    3,787,516     3,900,534        88,826         5,436       256,303       266,927
Units purchased and transferred from
  other funding options ............      286,327       446,830        14,784        84,514        13,994        73,048
Units redeemed and transferred to
  other funding options ............     (502,945)     (559,848)      (25,528)       (1,124)     (270,297)      (83,672)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................    3,570,898     3,787,516        78,082        88,826            --       256,303
                                       ==========    ==========    ==========    ==========    ==========    ==========


                                              American Funds                                      American Funds
                                              Global Growth          American Funds Growth         Growth-Income
                                        Investment Option (Class 2)Investment Option (Class 2)Investment Option (Class 2)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............      816,334       311,733     2,653,169     1,300,026     1,407,714     1,065,888
Units purchased and transferred from
  other funding options ............      203,468       566,374       620,698     1,597,670       359,162       524,582
Units redeemed and transferred to
  other funding options ............     (140,607)      (61,773)     (289,902)     (244,527)     (333,376)     (182,756)
                                                                                               ----------    ----------
Units end of year ..................      879,195       816,334     2,983,965     2,653,169     1,433,500     1,407,714
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                                                     Credit Suisse Trust        Delaware VIP REIT
                                           Capital Appreciation        Emerging Markets         Investment Option
                                             Investment Option         Investment Option         (Standard Class)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    2,919,780     3,167,871        70,952        57,133       197,686       108,777
Units purchased and transferred from
  other funding options ............      153,532       419,528        14,056        24,282        24,692       111,664
Units redeemed and transferred to
  other funding options ............   (3,073,312)     (667,619)      (26,816)      (10,463)     (222,378)      (22,755)
                                                                                               ----------    ----------
Units end of year ..................           --     2,919,780        58,192        70,952            --       197,686
                                       ==========    ==========    ==========    ==========    ==========    ==========


                                         Dreyfus VIF Appreciation   Dreyfus VIF Developing
                                            Investment Option     Leaders Investment Option  DWS VIT Small Cap Index
                                             (Initial Shares)          (Initial Shares)     Investment Option (Class A)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............        5,097         1,881       494,897       497,443     1,651,365     1,361,169
Units purchased and transferred from
  other funding options ............        2,780         6,304        98,758       112,007       193,861       515,650
Units redeemed and transferred to
  other funding options ............       (1,563)       (3,088)     (120,060)     (114,553)     (292,877)     (225,454)
                                                                                               ----------    ----------
Units end of year ..................        6,314         5,097       473,595       494,897     1,552,349     1,651,365
                                       ==========    ==========    ==========    ==========    ==========    ==========

6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)


                                               FTVIPT Franklin                                     FTVIPT Templeton
                                                Small-Mid Cap             FTVIPT Mutual           Developing Markets
                                              Growth Securities         Shares Securities             Securities
                                          Investment Option (Class 2)Investment Option (Class 2)Investment Option (Class 2)
                                          ---------------------------------------------------------------------------------
                                               2006         2005         2006         2005         2006         2005
                                          ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............      519,887      394,564       83,718       54,305      102,051       11,584
Units purchased and transferred from
  other funding options ..............      112,017      179,320       21,536       41,789      182,559       98,023
Units redeemed and transferred to
  other funding options ..............      (66,178)     (53,997)    (105,254)     (12,376)     (26,821)      (7,556)
                                           --------     --------     --------     --------     --------     --------
Units end of year ....................      565,726      519,887           --       83,718      257,789      102,051
                                           ========     ========     ========     ========     ========     ========




                                             FTVIPT Templeton      FTVIPT Templeton Global   FTVIPT Templeton Global
                                            Foreign Securities         Asset Allocation         Income Securities
                                       Investment Option (Class 2) Investment Option (Class 1) Investment Option (Class 1)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............      429,622        65,299     1,682,486     1,813,917       434,918       448,432
Units purchased and transferred from
  other funding options ............      122,433       380,070       224,876       163,242        52,421        67,125
Units redeemed and transferred to
  other funding options ............      (28,989)      (15,747)     (171,672)     (294,673)      (99,298)      (80,639)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................      523,066       429,622     1,735,690     1,682,486       388,041       434,918
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                         FTVIPT Templeton Growth        Goldman Sachs
                                      Securities Investment Option-     Capital Growth           High Yield Bond
                                              Class 1 Shares           Investment Option         Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    4,132,284     4,129,240        83,320        97,308        31,070        30,988
Units purchased and transferred from
  other funding options ............      286,193       666,232        32,186        21,604           572         1,915
Units redeemed and transferred to
  other funding options ............   (4,418,477)     (663,188)      (23,386)      (35,592)      (31,642)       (1,833)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................           --     4,132,284        92,120        83,320            --        31,070
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                            Janus Aspen Global           Janus Aspen               Janus Aspen
                                                Technology              Mid Cap Growth           Worldwide Growth
                                            Investment Option          Investment Option         Investment Option
                                             (Service Shares)          (Service Shares)          (Service Shares)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............      273,830       450,349     1,054,710     1,081,821       539,891       628,924
Units purchased and transferred from
  other funding options ............       68,874        53,296       207,418       359,538       120,358       151,449
Units redeemed and transferred to
  other funding options ............     (151,240)     (229,815)     (180,775)     (386,649)      (85,774)     (240,482)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................      191,464       273,830     1,081,353     1,054,710       574,475       539,891
                                       ==========    ==========    ==========    ==========    ==========    ==========

6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)



                                       Lazard Retirement Small Cap   LMPVPII Equity Index   LMPVPII Fundamental Value
                                             Investment Option    Investment Option (Class I)    Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............       68,239        25,444     5,459,451     4,571,778     2,556,785     2,520,079
Units purchased and transferred from
  other funding options ............       53,734        49,371       251,189     1,466,430       346,025       452,183
Units redeemed and transferred to
  other funding options ............     (121,973)       (6,576)     (370,968)     (578,757)     (531,678)     (415,477)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................           --        68,239     5,339,672     5,459,451     2,371,132     2,556,785
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                                                                              LMPVPIII International
                                        LMPVPIII Aggressive Growth   LMPVPIII High Income         All Cap Growth
                                             Investment Option         Investment Option         Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    1,529,813     1,409,159       939,924       894,425        37,487        37,243
Units purchased and transferred from
  other funding options ............      411,788       394,403       132,378       184,271         5,757         7,862
Units redeemed and transferred to
  other funding options ............     (210,130)     (273,749)     (231,622)     (138,772)       (3,802)       (7,618)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................    1,731,471     1,529,813       840,680       939,924        39,442        37,487
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                                                                                 LMPVPIV Multiple
                                        LMPVPIII Large Cap Growth  LMPVPIII Large Cap Value Discipline Investment Option-
                                             Investment Option         Investment Option     All Cap Growth and Value
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    1,934,688     2,032,934     1,240,181     1,383,793        82,619        30,370
Units purchased and transferred from
  other funding options ............      212,476       516,187       136,583       228,999        70,451        76,937
Units redeemed and transferred to
  other funding options ............     (333,618)     (614,433)     (244,185)     (372,611)      (38,648)      (24,688)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................    1,813,546     1,934,688     1,132,579     1,240,181       114,422        82,619
                                       ==========    ==========    ==========    ==========    ==========    ==========


                                       LMPVPIV Multiple Discipline                                  MIST Janus
                                        Investment Option-Balanced      Managed Assets         Capital Appreciation
                                         All Cap Growth and Value      Investment Option    Investment Option (Class A)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............      142,057        16,412     1,041,768     1,040,841            --    --
Units purchased and transferred from
  other funding options ..............      211,745       155,576        79,394       195,418     3,079,551    --
Units redeemed and transferred to
  other funding options ..............     (203,907)      (29,931)   (1,121,162)     (194,491)     (362,514)   --
                                         ----------    ----------    ----------    ----------    ----------    --
Units end of year ....................      149,895       142,057            --     1,041,768     2,717,037    --
                                         ==========    ==========    ==========    ==========    ==========    ==

6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)



                                         MIST Legg Mason Partners      MIST Lord Abbett          MIST Lord Abbett
                                              Managed Assets            Bond Debenture          Growth and Income
                                        Investment Option (Class A)Investment Option (Class A) Investment Option (Class B)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ...............             --      --             --      --             --            --
Units purchased and transferred from
  other funding options ...............      1,153,220      --        270,870      --        132,515            --
Units redeemed and transferred to
  other funding options ...............       (190,778)     --        (20,680)     --        (12,486)           --
                                            ----------      --     ----------      --     ----------            --
Units end of year .....................        962,442      --        250,190      --        120,029            --
                                            ==========      ==     ==========      ==     ==========            ==




                                               MIST Met/AIM              MIST Met/AIM
                                           Capital Appreciation        Small Cap Growth          MIST MFS(R) Value
                                        Investment Option (Class A) Investment Option (Class A) Investment Option (Class A)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ................             --      --             --      --             --         --
Units purchased and transferred from
  other funding options ................      2,429,863      --        157,482      --        196,303         --
Units redeemed and transferred to
  other funding options ................       (257,310)     --        (24,400)     --        (37,618)        --
                                             ----------      --     ----------      --     ----------         --
Units end of year ......................      2,172,553      --        133,082      --        158,685         --
                                             ==========      ==     ==========      ==     ==========         ==




                                          MIST Neuberger Berman                                    MIST Pioneer
                                               Real Estate            MIST Pioneer Fund          Strategic Income
                                       Investment Option (Class A) Investment Option (Class A)Investment Option (Class A)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............            --      --             --      --             --            --
Units purchased and transferred from
  other funding options ..............       258,525      --        262,752      --      1,079,103            --
Units redeemed and transferred to
  other funding options ..............        (9,145)     --        (68,455)     --       (100,343)           --
                                          ----------      --     ----------      --     ----------            --
Units end of year ....................       249,380      --        194,297      --        978,760            --
                                          ==========      ==     ==========      ==     ==========            ==





                                            MIST Third Avenue         MetLife Investment        MetLife Investment
                                             Small Cap Value           Diversified Bond        International Stock
                                        Investment Option (Class B)Investment Option (Class I)Investment Option (Class I)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............          --         --       8,018        8,521         40,809         44,950
Units purchased and transferred from
  other funding options ..............     111,187         --         700          743          3,023          6,734
Units redeemed and transferred to
  other funding options ..............      (1,809)        --        (335)      (1,246)        (5,610)       (10,875)
                                          --------         --    --------     --------       --------       --------
Units end of year ....................     109,378         --       8,383        8,018         38,222         40,809
                                          ========         ==    ========     ========       ========       ========


6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)


                                            MetLife Investment        MetLife Investment          MSF BlackRock
                                           Large Company Stock       Small Company Stock        Aggressive Growth
                                        Investment Option (Class I)Investment Option (Class I) Investment Option (Class D)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ...............      11,036       14,291      142,219      148,708           --        --
Units purchased and transferred from
  other funding options ...............         299          360        7,994        9,525      616,320        --
Units redeemed and transferred to
  other funding options ...............        (937)      (3,615)      (8,605)     (16,014)     (61,793)       --
                                           --------     --------     --------     --------     --------        --
Units end of year .....................      10,398       11,036      141,608      142,219      554,527        --
                                           ========     ========     ========     ========     ========        ==



                                              MSF BlackRock
                                               Money Market            MSF FI Large Cap        MSF FI Value Leaders
                                        Investment Option (Class A)Investment Option (Class A)Investment Option (Class D)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............             --      --             --      --             --            --
Units purchased and transferred from
  other funding options ..............      7,089,062      --      4,062,476      --      1,180,363            --
Units redeemed and transferred to
  other funding options ..............     (1,160,659)     --       (444,859)     --        (80,838)           --
                                           ----------      --     ----------      --     ----------            --
Units end of year ....................      5,928,403      --      3,617,617      --      1,099,525            --
                                           ==========      ==     ==========      ==     ==========            ==




                                                                                                   MSF MetLife
                                               MSF MetLife               MSF MetLife             Conservative to
                                          Aggressive Allocation    Conservative Allocation     Moderate Allocation
                                        Investment Option (Class B)Investment Option (Class B)Investment Option (Class B)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............            --       --            --       --            --             --
Units purchased and transferred from
  other funding options ..............       241,127       --        12,193       --        56,091             --
Units redeemed and transferred to
  other funding options ..............       (60,529)      --          (851)      --        (2,643)            --
                                            --------       --      --------       --      --------             --
Units end of year ....................       180,598       --        11,342       --        53,448             --
                                            ========       ==      ========       ==      ========             ==





                                               MSF MetLife         MSF MetLife Moderate to           MSF MFS(R)
                                           Moderate Allocation      Aggressive Allocation          Total Return
                                        Investment Option (Class B)Investment Option (Class B)Investment Option (Class F)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............             --      --             --      --             --            --
Units purchased and transferred from
  other funding options ..............         67,416      --        664,682      --      3,153,640            --
Units redeemed and transferred to
  other funding options ..............           (846)     --        (63,777)     --       (296,949)           --
                                           ----------      --     ----------      --     ----------            --
Units end of year ....................         66,570      --        600,905      --      2,856,691            --
                                           ==========      ==     ==========      ==     ==========            ==



6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)


                                             MSF Oppenheimer            MSF T. Rowe Price            MSF Western Asset
                                              Global Equity              Large Cap Growth        Management High Yield Bond
                                        Investment Option (Class A)  Investment Option (Class B)  Investment Option (Class A)
                                        -------------------------------------------------------------------------------------
                                             2006         2005         2006             2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............             --      --             --            --             --         --
Units purchased and transferred from
  other funding options ..............      3,962,946      --        273,430            --         32,452         --
Units redeemed and transferred to
  other funding options ..............        (77,139)     --        (20,255)           --         (1,269)        --
                                           ----------      --     ----------            --     ----------         --
Units end of year ....................      3,885,807      --        253,175            --         31,183         --
                                           ==========      ==     ==========            ==     ==========         ==




                                            MSF Western Asset                                 PIMCO VIT Real Return
                                        Management U.S. Government       Money Market           Investment Option
                                        Investment Option (Class A)    Investment Option      (Administrative Class)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............           --        --      5,412,870     7,372,558       197,521            --
Units purchased and transferred from
  other funding options ..............    1,944,315        --        538,216     4,596,439       254,662       199,868
Units redeemed and transferred to
  other funding options ..............     (186,623)       --     (5,951,086)   (6,556,127)      (47,493)       (2,347)
                                         ----------        --     ----------    ----------    ----------    ----------
Units end of year ....................    1,757,692        --             --     5,412,870       404,690       197,521
                                         ==========        ==     ==========    ==========    ==========    ==========





                                          PIMCO VIT Total Return
                                             Investment Option      Pioneer Mid Cap Value VCT     Putnam VT Discovery Growth
                                          (Administrative Class)   Investment Option (Class II)  Investment Option (Class IB)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    1,699,718     1,326,581       194,078       166,487        31,855        29,261
Units purchased and transferred from
  other funding options ............      320,620       616,880        42,335        68,219         6,707         7,402
Units redeemed and transferred to
  other funding options ............     (257,864)     (243,743)      (57,147)      (40,628)       (6,200)       (4,808)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................    1,762,474     1,699,718       179,266       194,078        32,362        31,855
                                       ==========    ==========    ==========    ==========    ==========    ==========





                                                Putnam VT                   Putnam VT                 Travelers AIM
                                           International Equity          Small Cap Value           Capital Appreciation
                                       Investment Option (Class IB)  Investment Option (Class IB)    Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............      377,122       368,105       411,678       229,908     2,232,804     2,407,308
Units purchased and transferred from
  other funding options ............       60,339        75,507        54,056       248,294       115,437       415,049
Units redeemed and transferred to
  other funding options ............      (54,403)      (66,490)      (39,231)      (66,524)   (2,348,241)     (589,553)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................      383,058       377,122       426,503       411,678            --     2,232,804
                                       ==========    ==========    ==========    ==========    ==========    ==========


6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)



                                                Travelers
                                          Convertible Securities   Travelers Equity Income     Travelers Large Cap
                                             Investment Option         Investment Option         Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............      252,740        98,505     1,033,024       903,884       207,657       173,756
Units purchased and transferred from
  other funding options ............        7,955       174,679        64,291       311,182        10,838        69,715
Units redeemed and transferred to
  other funding options ............     (260,695)      (20,444)   (1,097,315)     (182,042)     (218,495)      (35,814)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................           --       252,740            --     1,033,024            --       207,657
                                       ==========    ==========    ==========    ==========    ==========    ==========





                                       Travelers Managed Allocation   Travelers Managed Allocation   Travelers Managed Allocation
                                            Series: Aggressive            Series: Conservative        Series: Moderate-Aggressive
                                             Investment Option              Investment Option              Investment Option
                                        ------------------------------------------------------------------------------------------
                                             2006         2005              2006         2005             2006         2005
                                        ------------ ------------      ------------ ------------     ------------  ------------
Units beginning of year ..............    235,829          --           10,170            --           244,600            --
Units purchased and transferred from
  other funding options ..............     12,712     236,213              669        10,317           148,452       248,115
Units redeemed and transferred to
  other funding options ..............   (248,541)       (384)         (10,839)         (147)         (393,052)       (3,515)
                                         --------    --------         --------      --------          --------      --------
Units end of year ....................         --     235,829               --        10,170                --       244,600
                                         ========    ========         ========      ========          ========      ========






                                       Travelers Managed Allocation     Travelers MFS(R)            Travelers MFS(R)
                                      Series: Moderate-Conservative     Mid Cap Growth             Total Return
                                             Investment Option         Investment Option         Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............       33,657            --       501,889       442,686     2,917,249     2,624,665
Units purchased and transferred from
  other funding options ............       12,675        33,977        43,402       139,496       162,571       746,819
Units redeemed and transferred to
  other funding options ............      (46,332)         (320)     (545,291)      (80,293)   (3,079,820)     (454,235)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................           --        33,657            --       501,889            --     2,917,249
                                       ==========    ==========    ==========    ==========    ==========    ==========




                                           Travelers MFS(R) Value     Travelers Pioneer Fund Travelers Pioneer Strategic
                                             Investment Option         Investment Option     Income Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ..............    86,234             --        239,989     231,115     939,829        486,478
Units purchased and transferred from
  other funding options ..............    32,588         89,754          9,117      40,544      43,924        531,009
Units redeemed and transferred to
  other funding options ..............  (118,822)        (3,520)      (249,106)    (31,670)   (983,753)       (77,658)
                                        --------       --------       --------    --------    --------       --------
Units end of year ....................        --         86,234             --     239,989          --        939,829
                                        ========       ========       ========    ========    ========       ========


6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Continued)


                                                                      Travelers Style Focus
                                        Travelers Strategic Equity       Small Cap Growth        Travelers U.S. Government
                                             Investment Option       Series: Investment Option   Securities Investment Option
                                        -------------------------------------------------------------------------------------
                                             2006         2005         2006         2005            2006         2005
                                        ------------ ------------ ------------ ------------    ------------  ------------
Units beginning of year ............    3,580,475     3,936,123        81,653            --     1,793,626     1,700,409
Units purchased and transferred from
  other funding options ............      146,343       425,646        35,199        88,516       105,714       373,080
Units redeemed and transferred to
  other funding options ............   (3,726,818)     (781,294)     (116,852)       (6,863)   (1,899,340)     (279,863)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................           --     3,580,475            --        81,653            --     1,793,626
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                                                          Van Kampen LIT
                                         Van Kampen LIT Comstock         Strategic Growth        Vanguard VIF Mid-Cap Index
                                       Investment Option (Class II)  Investment Option (Class I)      Investment Option
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005             2006         2005
                                        ------------ ------------ ------------ ------------     ------------  ------------
Units beginning of year ..............    132,238        34,399       183,576     183,456       203,405              --
Units purchased and transferred from
  other funding options ..............     23,647       110,597        47,840      47,799       216,184         210,453
Units redeemed and transferred to
  other funding options ..............    (13,421)      (12,758)      (27,715)    (47,679)      (32,160)         (7,048)
                                         --------      --------      --------    --------      --------        --------
Units end of year ....................    142,464       132,238       203,701     183,576       387,429         203,405
                                         ========      ========      ========    ========      ========        ========




                                               Vanguard VIF          VIP Asset Manager SM        VIP Contrafund(R)
                                         Total Stock Market Index     Investment Option         Investment Option
                                             Investment Option          (Initial Class)           (Service Class)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............       43,587            --     2,023,983     2,183,038       849,521       571,543
Units purchased and transferred from
  other funding options ............      193,571        44,676       141,067       170,427       291,994       345,621
Units redeemed and transferred to
  other funding options ............       (4,305)       (1,089)     (275,785)     (329,482)      (91,529)      (67,643)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................      232,853        43,587     1,889,265     2,023,983     1,049,986       849,521
                                       ==========    ==========    ==========    ==========    ==========    ==========



                                           VIP Equity - Income            VIP Growth             VIP High Income
                                            Investment Option          Investment Option        Investment Option
                                              (Initial Class)          (Initial Class)            (Initial Class)
                                        ---------------------------------------------------------------------------------
                                             2006         2005         2006         2005         2006         2005
                                        ------------ ------------ ------------ ------------ ------------  ------------
Units beginning of year ............    4,172,390     4,277,555     4,791,221     5,060,564     1,417,328     1,494,124
Units purchased and transferred from
  other funding options ............      297,782       480,870       454,837       609,199       129,331       187,049
Units redeemed and transferred to
  other funding options ............     (658,765)     (586,035)     (787,804)     (878,542)     (344,026)     (263,845)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Units end of year ..................    3,811,407     4,172,390     4,458,254     4,791,221     1,202,633     1,417,328
                                       ==========    ==========    ==========    ==========    ==========    ==========


                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)


6. Schedules of Units
   for the years ended December 31, 2006 and 2005 -- (Concluded)


                                               VIP Mid Cap
                                            Investment Option
                                             (Service Class 2)
                                        ---------------------------
                                             2006         2005
                                        ------------ ------------
Units beginning of year                      150,767       83,051
Units purchased and transferred from
  other funding options                      117,919       87,658
Units redeemed and transferred to
  other funding options                      (47,245)     (19,942)
                                         ------------------------
Units end of year                            221,441      150,767
                                        ============ ============


                                     INVEST
                                   MARKETLIFE
                              METLIFE VARIABLE LIFE
                        METLIFE VARIABLE LIFE ACCUMULATOR
                       METLIFE VARIABLE SURVIVORSHIP LIFE
                      METLIFE VARIABLE SURVIVORSHIP LIFE II
                  METLIFE VARIABLE LIFE ACCUMULATOR - SERIES 2
                  METLIFE VARIABLE LIFE ACCUMULATOR - SERIES 3


                   PART B: STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)

                                      DATED


                                 APRIL 30, 2007


                                       FOR

                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (DEPOSITOR)



This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company of Connecticut. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated April 30, 2007 for MetLife Variable Life, MetLife Variable Life Accumulator -- Series 3 and MetLife Variable Survivorship Life II ("the Policies") and in conjunction with the prospectuses dated May 2, 2005 as supplemented on April 30, 2007 for INVEST, MarketLife, MetLife Variable Life Accumulator, MetLife Variable Life
Accumulator -- Series 2 and MetLife Variable Survivorship Life. The defined terms used in this SAI are as defined in the prospectuses.


Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS






GENERAL INFORMATION
  AND HISTORY.......    3
  The Depositor.....    3
  State Regulation..    3
  The Registrant....    3
  Registration
     Statement......    3
  The Custodian.....    3
UNDERWRITING AND
  DISTRIBUTION
  AGREEMENTS........    3
  Distribution and
     Principal
     Underwriting
     Agreement......    3
  Compensation......    4
VALUATION OF
  ASSETS............    5
  Investment
     Options........    5
  The Cash Value....    5
  Accumulation Unit
     Value..........    6
CALCULATION OF MONEY
  MARKET YIELD......    6
ADDITIONAL
  INFORMATION ABOUT
  CONTRACT CHARGES..    6
  Special Purchase
     Plans..........    6
  Underwriting
     Procedures.....    6
  Increases and
     Decreases in
     Stated Amount..    7
INDEPENDENT
  REGISTERED PUBLIC
  ACCOUNTING FIRM...    7
FINANCIAL
  STATEMENTS........    7

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183, and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.



REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.



THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectuses (see "Distribution & Compensation"). Additional information is provided below.



MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.



                         MLIDC UNDERWRITING COMMISSIONS




                                        UNDERWRITING COMMISSIONS PAID TO MLIDC   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                BY THE COMPANY                        RETAINED BY MLIDC
----                                    --------------------------------------   ----------------------------------


2006..................................                $1,071,000                                 $0
2005..................................                $1,339,000                                 $0
2004..................................                $2,096,000                                 $0




The Policies are offered on a continuous basis. MLIDC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDC from the Funds.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Policy, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Policy owner has owned the Policy. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $1,229,012 to $11,402,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $1,231,041 to $13,582,452.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citicorp Investment Services



Citigroup Global Markets Inc. (d/b/a/ Smith Barney)



DWS Scudder Distributors, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Incorporated




Morgan Stanley DW, Inc.



PFS Investments, Inc. (d/b/a/ Primerica)


Pioneer Funds Distributor, Inc.


Tower Square Securities, Inc.


There are other broker-dealer firms who receive compensation for servicing our Policies, and the Cash Value of the Policies or the amount of added premium payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS


INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.


Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.


THE CASH VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:


               (a) = investment income plus capital gains and losses (whether realized or unrealized);

               (b) = any deduction for applicable taxes (presently zero); and

               (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.


ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                        CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1


Where:


Base Return = (AUV Change -- Policy Charge Adjustment) / PriorAUV.



AUV Change = Current AUV -- Prior AUV.



Policy Charge Adjustment = Average AUV x Period Charge.



Average AUV = (Current AUV + Prior AUV) / 2.



Period Charge = Annual Policy Fee x (7/365).



Prior AUV = Unit value as of 7 days prior.



Current AUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:



Base Return = AUV Change / Prior AUV



Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.



                   ADDITIONAL INFORMATION ABOUT POLICY CHARGES



SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.



UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.



INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).


Under some circumstances you will need to provide evidence that the insured is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.





                              FINANCIAL STATEMENTS



The financial statements of MetLife Insurance Company of Connecticut follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE

                                185 ASYLUM STREET
                        HARTFORD, CONNECTICUT 06103-3415


MIC Book-38-44-
45-46-47-48-57-91                                                       May 2007

                                     PART C

                                OTHER INFORMATION

ITEM 26.      EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------
        a.        Resolution of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No.
                  17 to the Registration Statement, File No. 002-88637, on Form S-6 filed April 29, 1996.)

        b.        Not Applicable.

       c.1.       Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit c.1 to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       c.2.       Specimen Selling Agreement, including commission schedules. (Incorporated herein by reference to Exhibit
                  3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration
                  Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       c.3.       Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3 to Post-Effective Amendment
                  No. 9 to Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)


       c.4.       Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC
                  dated as of October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective
                  Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)

       c.5.       Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5. to Post-Effective Amendment No. 11 to the Registration Statement on
                  Form N-6, File No. 333-96519, filed April 4, 2007.)


       d.1.       Form of Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit d.1. to
                  Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed
                  February 7, 2003.)

       d.2.       Annual Renewable Term Rider. (Incorporated herein by reference to Exhibit d.2. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.3.       Cost of Living Adjustment Rider. (Incorporated herein by reference to Exhibit d.3. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.4.       Coverage Extension Rider. (Incorporated herein by reference to Exhibit d.4. to Post-Effective Amendment
                  No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.5.       Estate Protector Rider. (Incorporated herein by reference to Exhibit d.5. to Post-Effective Amendment
                  No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.6.       Estate Tax Repeal Rider. (Incorporated herein by reference to Exhibit d.6. to Post-Effective Amendment
                  No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.7.       Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Exhibit d.7. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.8.       Lapse Protection Guarantee Rider. (Incorporated herein by reference to Exhibit d.8. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       d.9.       Maturity Extension Rider. (Incorporated herein by reference to Exhibit d.9. to Post-Effective Amendment
                  No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      d.10.       Policy Split Option Rider. (Incorporated herein by reference to Exhibit d.10. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      d.11.       Scheduled Increase Option Rider. (Incorporated herein by reference to Exhibit d.11. to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      d.12.       Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment
                  No. 9 to Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

        e.        Form of Application for Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit
                  e to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed
                  February 7, 2003.)

       f.1.       Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable Annuities' Registration
                  Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

       f.2.       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable Annuities Registration
                  Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

        g.        Reinsurance Contracts. (Incorporated herein by reference to Exhibit g. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      h. 1.       Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective
                  Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      h. 2.       Participation Agreement with Metropolitan Series Fund, Inc. (Incorporated herein by reference to Exhibit
                  h.2. to Post-Effective Amendment No. 9 to the MetLife of CT Fund UL for Variable Life Insurance
                  Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

      h. 3.       Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to Exhibit
                  h.3. to Post-Effective Amendment No. 9 to the MetLife of CT Fund UL for Variable Life Insurance
                  Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

        i.        Not applicable.

        j.        None.

        k.        Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6,
                  File No. 333-56952, filed February 7, 2003.)


        l.        Actuarial Representation Letter.  (Incorporated herein by reference to Exhibit l to Post-Effective
                  Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)

        m.(1)     Calculation Exhibit (MICC). Filed herewith.

        m.(2)     Calculation Exhibit (MLAC). Filed herewith.

        n.        Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

        o.        Omitted Financial Statements. Not applicable.

        p.        Initial Capital Agreements. Not applicable.

        q.        Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No.
                  27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)


        r.        Powers of Attorney for Michael K. Farrell, William J. Mullaney, Lisa M. Weber, Stanley J. Talbi, and
                  Joseph J. Prochaska, Jr.  Filed herewith.



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR






NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
Michael K. Farrell                             Director and President

William J. Mullaney                            Director

Lisa M. Weber                                  Director

Steven A. Kandarian                            Executive Vice President and Chief Investment Officer

James L. Lipscomb                              Executive Vice President and General Counsel

Joseph J. Prochaska, Jr.                       Executive Vice President and Chief Accounting Officer

Stanley J. Talbi                               Executive Vice President and Chief Financial Officer

Gwenn L. Carr                                  Senior Vice President and Secretary

Anthony J. Williamson                          Senior Vice President and Treasurer


PRINCIPAL BUSINESS ADDRESS:

         The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven
         A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or
(3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability coverage with limits of $400 million under which the Depositor and MLI Distribution LLC (formerly Travelers Distribution LLC), the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER

(a)    MetLife Investors Distribution Company ("MLIDC")
       5 Park Plaza, Suite 1900
       Irvine, CA 92614

        Prior to October 20, 2006, the principal underwriter for the Policies was MLI Distribution LLC (formerly Travelers Distribution LLC), which merged with and into MetLife Investors Distribution Company.

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following funds:

MetLife of CT Fund U for Variable Annuities, MetLife of CT Fund VA for Variable Annuities, MetLife of CT Fund BD for Variable Annuities, MetLife of CT Fund BD II for Variable Annuities, MetLife of CT Fund BD III for Variable Annuities, MetLife of CT Fund BD IV for Variable Annuities, MetLife of CT Fund ABD for Variable Annuities, MetLife of CT Fund ABD II for Variable Annuities, MetLife of CT Separate Account PF for Variable Annuities, MetLife of CT Separate Account PF II for Variable Annuities, MetLife of CT Separate Account QP for Variable Annuities, MetLife of CT Separate Account TM for Variable Annuities, MetLife of CT Separate Account TM II for Variable Annuities, MetLife of CT Separate Account Five for Variable Annuities, MetLife of CT Separate Account Six for Variable Annuities, MetLife of CT Separate Account Seven for Variable Annuities, MetLife of CT Separate Account Eight for Variable Annuities, MetLife of CT Separate Account Nine for Variable Annuities, MetLife of CT Separate Account Ten for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two, MetLife of CT Variable Life Insurance Separate Account Three, Metropolitan Life Variable Annuity Separate Account I and Metropolitan Life Variable Annuity Separate Account II, MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account Twelve for Variable Annuities, MetLife of CT Separate Account Thirteen for Variable Annuities, MetLife of CT Separate Account Fourteen for Variable Annuities, MetLife Insurance Company of CT Variable Annuity Separate Account 2002, and MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002, Met Investors Series Trust, MetLife Investors USA Separate Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty-Eight, General American Separate Account Twenty- Nine, General American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27.

(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



         NAME AND PRINCIPAL                   POSITIONS AND OFFICES
         BUSINESS ADDRESS                     WITH UNDERWRITER
         ----------------                     ----------------
         Michael K. Farrell ***               Director

         Elizabeth M. Forget **               Executive Vice President, Investment Fund Management & Marketing

         Peter Gruppuso ****                  Vice President, Chief Financial Officer

         Paul A. LaPiana *                    Executive Vice President, National Sales Manager

         Craig W. Markham ****                Director

         Richard C. Pearson *                 Executive Vice President, General Counsel and Secretary

         Paul A. Sylvester *                  President, National Sales Manager- Annuities & LTC

         William J. Toppeta                   Director

         Edward C. Wilson *                   Senior Vice President, Channel Head-Wirehouse
         Anthony J. Williamson                Treasurer


         Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza
         North, Long Island City, New York 11101

         * MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         ** MetLife, 260 Madison Avenue, New York, NY 10016

         *** MetLife, 10 Park Avenue, Morristown, NJ 07962

         **** MetLife, 485-E US Highway 1 South, Iselin, NJ 08830


(c) Compensation From the Registrant

                                                           (3)
                                   (2)               Compensation on                                     (5)
          (1)                Net Underwriting      Events Occasioning             (4)
   Name of Principal          Discounts and        the Deduction of a                                   Other
      Underwriter              Commissions         Deferred Sales Load   Brokerage Commissions      Compensation
MetLife Investors
Distribution Company            $1,071,000                 $0                     $0                      $0

         MLIDC, as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with MLIDC.


         Tower Square Securities, Inc. provides certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocates such expenses to MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         (1) MetLife Insurance Company of Connecticut
             (formerly The Travelers Insurance Company)
             One Cityplace
             185 Asylum Street
             Hartford, Connecticut 06103-3415


         (2) Metropolitan Life Insurance Company
             501 Boylston Street
             Boston, Massachusetts 02116



ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Policies of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 3rd day of April, 2007.


                            MetLife of CT Fund UL for Variable Life Insurance
                                                (Registrant)
                                 MetLife Insurance Company of Connecticut
                                                    (Depositor)


                                              By: /s/ Paul L. LeClair
                                                  ------------------------------
                                                  Paul L. LeClair
                                                  Vice President and Actuary

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 3rd day of April, 2007.


                                      MetLife Insurance Company of Connecticut
                                                          (Depositor)


                                           By: /s/ Paul L. LeClair
                                               ---------------------------------
                                               Paul L. LeClair
                                               Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 3rd day of April, 2007.

*Michael K. Farrell                                         Director and President
--------------------------------------------------
Michael K. Farrell

*William J. Mullaney                                        Director
--------------------------------------------------
William J. Mullaney

                                                            Executive Vice President and Chief Financial
*Stanley J. Talbi                                           Officer
--------------------------------------------------
Stanley J. Talbi

                                                            Executive Vice President and Chief
*Joseph J. Prochaska, Jr.                                   Accounting Officer
--------------------------------------------------
Joseph J. Prochaska, Jr.

*Lisa M. Weber                                              Director
--------------------------------------------------
Lisa M. Weber


*By: /s/ John E. Connolly, Jr.
     -------------------------------------------
     John E. Connolly, Jr., Attorney-in-fact

* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

  EXHIBIT LETTER    DESCRIPTION
  --------------    -----------
        m.(1)       Calculation Exhibit (MICC)
        m.(2)       Calculation Exhibit (MLAC)
        n.          Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
        r.          Powers of Attorney